[GRAPHIC]

Nuveen Municipal Bond Funds

                                               Annual Report dated May 31, 2002

Dependable, tax-free income to help you keep more of what you earn.

[GRAPHIC]

Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund

                                  It's not what you earn, it's what you keep./r/

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NOT FDIC INSURED        MAY LOSE VALUE         NO BANK GUARANTEE

[GRAPHIC]
[Photo of Timothy R. Schwertfeger]

     "I also urge you to consider receiving future Fund reports and other information electronically...see the inside front cover of this report for detailed instructions."

 Dear Shareholder,


Tax-free municipal bonds can provide not only current income, but also the potential for future growth. When your investment returns aren't reduced by taxes each year, more earnings remain in your account, where they can compound and help you generate and preserve wealth.

During the period covered by this report, your Fund continued to meet its primary objective of providing you with dependable, tax-free income to help you keep more of what you earn. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and Fund spotlight sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy--see the inside front cover of this report for detailed instructions.

In addition to providing you with dependable, tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

Sincerely,

[GRAPHIC]

Timothy R. Schwertfeger
Chairman of the Board

July 17, 2002

Annual Report | Page 1

--------------------------------------------------------------------------------
Portfolio Managers' Comments

In the following Q&A, portfolio managers Tom Futrell and Rick Huber examine economic and market conditions, key investment strategies, and the performance of the Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund, and Nuveen Wisconsin Municipal Bond Fund. Tom, who has managed the Kansas, Michigan, Missouri, and Wisconsin funds since 2002, has 19 years of investment experience with Nuveen. Rick, a 5-year Nuveen veteran, has 17 years of investment experience and has managed the Kentucky and Ohio funds since March of 2001.

--------------------------------------------------------------------------------

Q. What factors had the greatest influence on the U.S. economy and state municipal markets during this reporting period?

A. The economy experienced many ups and downs since the reporting period began on June 1, 2001. At that time, the U.S. economy was weakening rapidly, prompting the Federal Reserve Board to cut interest rates sharply. By year's end, the Fed had lowered rates 11 times, 6 times during the reporting period, to bring the federal funds rate to just 1.75 percent, its lowest level since 1961. Despite this traditional medicine, the economy continued to perform weakly. Economic growth turned negative during the year's third quarter, in part the result of the September 11 terrorist attacks.

The economy would have been in even worse shape, however, had consumer spending not remained surprisingly strong. Low interest rates helped make this spending possible; automobile manufacturers, for instance, could offer extremely attractive terms, such as zero-percent loans on new car purchases. By taking fast advantage of these opportunities, consumers provided a much needed boost to the economy. In this environment, the nation's gross domestic product, a measure of goods and services produced, rose 5.6 percent during the first three months of 2002. Yet despite this growth, there were still causes for concern on the horizon. Corporate earnings remained stubbornly weak, further pressuring stock prices and reducing optimism about the likely strength of an economic recovery.

Amid this uncertainty, demand for fixed-income securities was strong. Falling equity prices steered investors toward securities perceived to be more stable, such as municipal bonds featuring high credit ratings or relatively short maturities. According to the Investment Company Institute, investors added a net $11.6 billion to municipal bond funds during 2001, compared to redemptions of $14 billion the previous year.*

This strong demand was matched by equally strong supply. States and municipalities issued a record $343 billion worth of bonds in 2001. The large supply stemmed primarily from the economic slowdown. With states and municipalities increasingly unable to rely on tax revenues to fund essential projects, municipal debt became the funding mechanism of choice. Nationally, municipal supply remained strong through the first five months of 2002, rising 14 percent compared to the same time period in 2001. Some states experienced supply increases far more than this average, such as Wisconsin, whose year-to-date issuance jumped nearly 121 percent. Yet issuance in the other five states discussed in this report trailed the national average. During the same five-month time span, Kansas supply fell 20 percent; Kentucky supply declined 32 percent; Michigan supply dropped 29 percent; Missouri supply fell 43 percent; and Ohio supply declined 36 percent.

Q. How did these six Nuveen funds perform during the past 12 months?


A. The chart on the next page provides performance information for Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund, and Nuveen Wisconsin Municipal Bond Fund (Class A shares at net asset value) for the fiscal year ended May 31, 2002. The chart also compares each fund's performance to that of its peers (as measured by its Lipper category average) and to

--------------------------------------------------------------------------------

The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.

*According to Investment Company Institute (ICI) December 2001 "Trends in Mutual Fund Investing" Report.

                             Annual Report | Page 2

--------------------------------------------------------------------------------
One-Year Total Returns as of 5-31-02
----------------------------------------------------------------
Nuveen Kansas Municipal Bond Fund/1/                       6.06%
Lipper Kansas Municipal Debt Funds
category average/2/                                        5.65%
Lehman Brothers Municipal Bond Index/3/                    6.51%
----------------------------------------------------------------
Nuveen Kentucky Municipal Bond Fund/1/                     6.22%
Lipper Kentucky Municipal Debt Funds
category average/4/                                        5.35%
Lehman Brothers Municipal Bond Index/3/                    6.51%
----------------------------------------------------------------
Nuveen Michigan Municipal Bond Fund/1/                     6.70%
Lipper Michigan Municipal Debt Funds
category average/5/                                        5.74%
Lehman Brothers Municipal Bond Index/3/                    6.51%
----------------------------------------------------------------
Nuveen Missouri Municipal Bond Fund/1/                     6.20%
Lipper Missouri Municipal Debt Funds
category average/6/                                        5.79%
Lehman Brothers Municipal Bond Index/3/                    6.51%
----------------------------------------------------------------
Nuveen Ohio Municipal Bond Fund/1/                         5.57%
Lipper Ohio Municipal Debt Funds
category average/7/                                        5.57%
Lehman Brothers Municipal Bond Index/3/                    6.51%
----------------------------------------------------------------
Nuveen Wisconsin Municipal Bond Fund/1/                    6.26%
Lipper Other States Municipal Debt Funds
category average/8/                                        5.73%
Lehman Brothers Municipal Bond Index/3/                    6.51%
----------------------------------------------------------------

the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index).

In general, duration was the most significant factor governing fund performance. Duration measures how sensitive a fund is to changes in interest rates. A fund with a high duration tends to fluctuate widely when interest rates move, while a fund with a low duration tends to fluctuate modestly. With interest rates declining and bond prices generally rising during the reporting period, long-duration funds tended to outperform their peers. At the same time, short-duration funds could be expected to underperform their long-duration counterparts. As of May 31, 2002, the Kansas, Kentucky, Michigan, Missouri, Ohio, and Wisconsin funds had durations of 8.10, 6.36, 8.12, 7.56, 6.84, and 8.62, respectively.

Q. What strategies were used to manage these Nuveen funds during the fiscal year ended May 31, 2002?

A. All six funds were managed in accordance with Nuveen's overall value-oriented approach to municipal investing. In other words, we sought attractive securities whose prices were, in our opinion, lower than justified. Despite this common management approach, we also administered each fund uniquely, depending on state-by-state factors.

--------------------------------------------------------------------------------

1 Performance figures are quoted for Class A shares at net asset value as of May 31, 2002. Current performance may be less than the performance shown.

2 For the Nuveen Kansas Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 10 funds in the Lipper Kansas Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 For the Nuveen Kentucky Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 16 funds in the Lipper Kentucky Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

5 For the Nuveen Michigan Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 43 funds in the Lipper Michigan Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

6 For the Nuveen Missouri Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 20 funds in the Lipper Missouri Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

7 For the Nuveen Ohio Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 47 funds in the Lipper Ohio Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

8 For the Nuveen Wisconsin Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 67 funds in the Lipper Other States Municipal Debt Funds category for the one-year period ended May 31, 2002. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

                             Annual Report | Page 3

--------------------------------------------------------------------------------
Tom Futrell ~ Kansas, Michigan, Missouri, and Wisconsin

For all four funds, we focused our management on enhancing structure and duration. Seeking to provide a healthy income stream for shareholders, we constantly monitored when securities in the portfolios were due to mature, selling bond issues once they no longer fit within our overall strategy. We sought to improve the funds' durations, particularly in cases when we thought it was longer than ideal. Although the declining interest rate environment provided a favorable backdrop for long-duration fixed-income securities, we knew such performance could be sustained only as long as rates remained low. While we don't think interest rates will increase in the near future, we thought it generally would be more prudent to reduce duration. By doing so, we could get closer to our goal of creating steady, research-driven fund performance that could potentially be maintained in any interest rate environment.

One quality that Kansas, Missouri, and Michigan had in common during the past 12 months was that new municipal bonds were in short supply relative to investor demand. Thus, it was occasionally difficult to find tax-exempt securities that fit within the structure we wanted for each portfolio. Our trading activity depended on how well we thought each fund was already structured. For example, we were generally pleased with the makeup of the Kansas fund during the period and made few major investment changes as a result. This was also true of the Missouri and Michigan funds, which we thought were acceptably structured. For Michigan in particular, portfolio structure helped provide shareholders with an attractive income stream and boosted the total return during the past 12 months. In this fund, we took advantage of attractive healthcare opportunities. One such healthcare investment that continued to perform well was a purchase of bonds issued by Detroit Medical Center. We initiated this investment several years ago amid widespread skepticism about the center's financial health. We bought these bonds after Nuveen Research determined that Detroit Medical Center was in better financial shape than generally believed, a decision that has so far proven true.

Another management strategy we employed during the period was to consistently manage the funds' concentration risk, the risk that any one issuer would make up too large a percentage of the portfolio. In particular, we were concerned about being overexposed to lower-rated securities, which are more vulnerable to credit problems. Concentration risk was a factor in our management of the Kansas fund, in which we cut our position in certain holdings that we thought were excessively represented. By contrast, we felt the Missouri fund was fairly well diversified, making it unnecessary to sell off portions of our largest investments to reduce risk.

When we did add new securities to any of the four funds, we looked to buy suitable tax-free bonds offering relatively high coupons and due to mature in 15 to 20 years, a maturity range that we thought offered particular value during the period. In addition, when appropriate, we looked to sell bonds issued by U.S. territories, such as Puerto Rico and the Virgin Islands (territorial bonds are fully tax-exempt for investors in every state), and reinvest the proceeds in attractive in-state bonds. We followed this approach for all four portfolios, but it was especially important in Wisconsin, a state that historically has a short supply of municipal securities exempt from both state and federal taxes. Many of the in-state securities we did add during the period were non-rated municipal bonds providing an attractive income stream relative to other high-grade Wisconsin securities. These non-rated bonds were deemed by Nuveen Research to be investment grade.

Rick Huber ~ Kentucky and Ohio

In managing the Kentucky and Ohio funds, we made relatively few overall changes to the portfolio during the past year. In general, we looked to shorten the funds' durations and make them less sensitive to future changes in interest rates. We also sought to manage the funds' call exposure. When interest rates are low, issuers may opt to redeem high coupon bonds and replace them with bonds paying lower prevailing interest rates. By managing the funds' exposure to calls, we sought to keep shareholder income as high as possible for the near future.

For both funds, we were primarily focused on identifying attractive bonds to add to the portfolio as they became available. Relative to investor demand, supply of securities was relatively modest, making it a challenge to find suitable securities that would both meet our diversification requirements and allow us to structure the portfolios as we wished. Whenever we found a bond issue that did both, we generally tried to take advantage of the opportunity.

                             Annual Report | Page 4

--------------------------------------------------------------------------------
In the Ohio fund, we were actively involved in the health-care sector because of a handful of attractive opportunities that came to market during the period. In our opinion, this sector offered compelling values for investors, paying an attractive level of income compared to the overall high-grade investment market. Healthcare bonds were in strong demand during the period, a fact that helped boost fund performance. For example, in Ohio's Montgomery County, bonds issued by Kettering Medical Center performed extremely well for the fund. This issuer was, in our opinion, backed by strong fundamentals and enjoyed excellent support from the city of Dayton. Further helping performance was our ability to purchase these bonds at what we believed was an attractive price. The fund's investment in revenue bonds issued for Children's Hospital in Franklin County was a second significant healthcare purchase for the fund. Beyond the healthcare sector, we also took advantage of a number of education related opportunities during the period, investing, for example, in debt issued by school systems in Ohio's Cincinnati, Columbus, and Springfield regions.

In the Kentucky fund, we took an overall management approach similar to that used in the Ohio fund. With Ken-tucky issuance particularly sluggish during the past 12 months, however, our efforts were generally focused on simply finding attractive securities to add to the fund. In essence, we sought to use diligent research and various portfolio management techniques to uncover and realize as much value as possible for shareholders. For example, during the first quarter of 2002 we purchased a series of Northern Kentucky Water District revenue bonds. This purchase helped us add valuable diversification to the portfolio. Another area of investment for the fund during the period was the airport sector. In the fallout following September 11, investors generally shunned airport bonds, even though many were insured, meaning their income payments were guaranteed by a third party. We attempted to take advantage of this situation by investing in bond issues that we thought were priced attractively.

Q. What is your outlook for the municipal market in general and these Nuveen funds in particular?

A. We believe conditions may remain favorable for municipal bond performance in Kansas, Kentucky, Michigan, Missouri, Ohio and Wisconsin, as well as around the country. We base our optimism on several technical indicators and short-term investment trends. First, visible supply, the number of upcoming bond issues already on the calendar is strong for the rest of 2002. With supply ample, we may be able to identify attractive investment opportunities for each of the funds and further diversify the portfolios.

Second, the economic recovery has been weaker than we had hoped. If growth remains stalled, state and local governments may continue receiving lower tax revenues. They would have to continue issuing municipal debt to fund infrastructure needs, as opposed to adopting the pay-as-you-go approach that worked well during the booming 1990s.

Finally, investors have responded to economic uncertainty by moving some assets out of stocks and into fixed-income securities. If the economy remains uncertain, investors may continue to search for investment opportunities offering the prospect of greater stability.

Looking forward, we expect that our fund management strategy will vary little during the next 12 months. For the Kansas, Michigan, Missouri, and Wisconsin funds, we will continue to seek to improve portfolio structure and manage duration to maximize the funds' income-generating potential for shareholders. In addition, we'll seek to further reduce concentration risk, potentially avoiding excessive vulnerability to sudden interest rate changes or unexpected credit problems. We'll also follow a similar course of action for the Kentucky and Ohio funds. Rather than focusing on certain economic sectors, we'll look to spread our investments across multiple areas and take advantage of attractive opportunities as they become available. Our goal is to develop portfolios that may generate solid performance, whatever the overall market conditions. In our opinion, that's the most prudent course of action we can follow for our shareholders.

                             Annual Report | Page 5

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02                   Nuveen Kansas Municipal Bond Fund
================================================================================

Quick Facts
                                    A Shares        B Shares       C Shares     R Shares
----------------------------------------------------------------------------------------
NAV                                 $10.25          $10.18         $10.27        $10.30
----------------------------------------------------------------------------------------
Latest Dividend/1/                  $0.0415         $0.0350        $0.0370       $0.0435
----------------------------------------------------------------------------------------
Inception Date                       1/92            2/97           2/97          2/97
----------------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/
A Shares                              NAV          Offer

1-Year                               6.06%         1.56%
--------------------------------------------------------
5-Year                               5.21%         4.31%
--------------------------------------------------------
10-Year                              6.09%         5.64%
--------------------------------------------------------

B Shares                             w/o CDSC      w/CDSC
1-Year                               5.30%         1.30%
--------------------------------------------------------
5-Year                               4.44%         4.27%
--------------------------------------------------------
10-Year                              5.50%         5.50%
--------------------------------------------------------

C Shares                              NAV
1-Year                               5.60%
------------------------------------------
5-Year                               4.65%
------------------------------------------
10-Year                              5.64%
------------------------------------------

R Shares                              NAV
1-Year                               6.38%
------------------------------------------
5-Year                               5.48%
------------------------------------------
10-Year                              6.26%
------------------------------------------

Tax-Free Yields
A Shares                              NAV          Offer
SEC 30-Day Yield                     4.50%         4.31%
--------------------------------------------------------
Taxable-Equivalent Yield/3/          6.87%         6.58%
--------------------------------------------------------

B Shares                              NAV
SEC 30-Day Yield                     3.75%
------------------------------------------
Taxable-Equivalent Yield/3/          5.73%
------------------------------------------

C Shares                              NAV
SEC 30-Day Yield                     3.95%
------------------------------------------
Taxable-Equivalent Yield/3/          6.03%
------------------------------------------

R Shares                              NAV
------------------------------------------
SEC 30-Day Yield                     4.70%
------------------------------------------
Taxable-Equivalent Yield/3/          7.18%
------------------------------------------

Annualized Total Returns as of 3/31/02/2/
A Shares                               NAV         Offer
1-Year                                3.41%        -0.94%
---------------------------------------------------------
5-Year                               5.27%         4.36%
---------------------------------------------------------
10-Year                              6.09%         5.64%
---------------------------------------------------------

B Shares                           w/o CDSC        w/CDSC
1-Year                               2.64%         -1.29%
---------------------------------------------------------
5-Year                               4.47%         4.30%
---------------------------------------------------------
10-Year                              5.50%         5.50%
---------------------------------------------------------

C Shares                              NAV
1-Year                               2.86%
------------------------------------------
5-Year                               4.70%
------------------------------------------
10-Year                              5.65%
------------------------------------------

R Shares                              NAV
1-Year                               3.63%
------------------------------------------
5-Year                               5.57%
------------------------------------------
10-Year                              6.26%
------------------------------------------

Bond Credit Quality/4/
[Pie Chart Appears Here]
                         AAA/U.S. Guaranteed       41%
                         AA                        17%
                         A                         16%
                         BBB                       12%
                         NR                        13%
                         Other                     1%

Top Five Sectors/4/
Healthcare                                         18%
------------------------------------------------------
Tax Obligation (Limited)                           16%
------------------------------------------------------
Tax Obligation (General)                           15%
------------------------------------------------------
Housing (Multifamily)                              13%
------------------------------------------------------
U.S. Guaranteed                                    11%
------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                            $ 125,039
------------------------------------------------------
Average Effective Maturity (Years)               19.38
------------------------------------------------------
Average Duration                                  8.10
------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 6

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02               Nuveen Kentucky Municipal Bond Fund
================================================================================
Quick Facts
                               A Shares       B Shares       C Shares      R Shares
-----------------------------------------------------------------------------------
NAV                             $ 10.92        $ 10.92         $10.91       $ 10.90
-----------------------------------------------------------------------------------
Latest Dividend/1/              $0.0445        $0.0375       $ 0.0395       $0.0460
-----------------------------------------------------------------------------------
Inception Date                     5/87           2/97          10/93          2/97
-----------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/
A Shares                             NAV         Offer
1-Year                               6.22%       1.79%
------------------------------------------------------
5-Year                               5.09%       4.20%
------------------------------------------------------
10-Year                              6.07%       5.61%
------------------------------------------------------

B Shares                             w/o CDSC    w/CDSC
1-Year                               5.42%       1.42%
-------------------------------------------------------
5-Year                               4.29%       4.13%
-------------------------------------------------------
10-Year                              5.54%       5.54%
-------------------------------------------------------

C Shares                             NAV
1-Year                               5.64%
-------------------------------------------------------
5-Year                               4.52%
-------------------------------------------------------
10-Year                              5.48%
-------------------------------------------------------

R Shares                             NAV
1-Year                               6.40%
-------------------------------------------------------
5-Year                               5.30%
-------------------------------------------------------
10-Year                              6.16%
-------------------------------------------------------

Tax-Free Yields
A Shares                             NAV         Offer
SEC 30-Day Yield                     4.37%       4.19%
-------------------------------------------------------
Taxable-Equivalent Yield/3/          6.62%       6.35%
-------------------------------------------------------

B Shares                             NAV
SEC 30-Day Yield                     3.63%
-------------------------------------------------------
Taxable-Equivalent Yield/3/          5.50%
-------------------------------------------------------

C Shares                             NAV
SEC 30-Day Yield                     3.83%
-------------------------------------------------------
Taxable-Equivalent Yield/3/          5.80%
-------------------------------------------------------

R Shares                             NAV
-------------------------------------------------------
SEC 30-Day Yield                     4.58%
-------------------------------------------------------
Taxable-Equivalent Yield/3/          6.94%
-------------------------------------------------------

Annualized Total Returns as of 3/31/02/2/
A Shares                             NAV          Offer
1-Year                               3.82%       -0.56%
-------------------------------------------------------
5-Year                               5.04%        4.14%
-------------------------------------------------------
10-Year                              6.06%        5.61%
-------------------------------------------------------

B Shares                            w/o CDSC     w/CDSC
1-Year                              3.05%        -0.90%
-------------------------------------------------------
5-Year                               4.27%        4.10%
-------------------------------------------------------
10-Year                              5.53%        5.53%
-------------------------------------------------------

C Shares                             NAV
1-Year                              3.26%
-------------------------------------------------------
5-Year                              4.48%
-------------------------------------------------------
10-Year                             5.48%
-------------------------------------------------------

R Shares                             NAV
1-Year                              4.00%
-------------------------------------------------------
5-Year                              5.26%
-------------------------------------------------------
10-Year                             6.15%
-------------------------------------------------------

Bond Credit Quality/4/
[Pie Chart Appears Here]
                        AAA/U.S. Guaranteed         54%
                        AA                          11%
                        A                           11%
                        BBB                         19%
                        NR                           2%
                        Other                        3%

Top Five Sectors/4/
Tax Obligation (Limited)                            23%
-------------------------------------------------------
Healthcare                                          13%
-------------------------------------------------------
U.S. Guaranteed                                     10%
-------------------------------------------------------
Water and Sewer                                      8%
-------------------------------------------------------
Utilities                                            8%
-------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                             $ 466,243
-------------------------------------------------------
Average Effective Maturity (Years)                17.83
-------------------------------------------------------
Average Duration                                   6.36
-------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

4 As a percentage of long-term bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 7

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02                 Nuveen Michigan Municipal Bond Fund
================================================================================
Quick Facts
                                     A Shares      B Shares       C Shares       R Shares
-----------------------------------------------------------------------------------------
NAV                                  $ 11.55        $ 11.57        $ 11.54       $ 11.56
-----------------------------------------------------------------------------------------
Latest Capital Gain/1/               $0.0264        $0.0264        $0.0264       $0.0264
-----------------------------------------------------------------------------------------
Latest Dividend/2/                   $0.0465        $0.0390        $0.0410       $0.0485
-----------------------------------------------------------------------------------------
Inception Date                          6/85          2/97            6/93          2/97
-----------------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/3/
A Shares                             NAV         Offer
1-Year                               6.70%       2.22%
------------------------------------------------------
5-Year                               5.21%       4.32%
------------------------------------------------------
10-Year                              6.04%       5.59%
------------------------------------------------------

B Shares                             w/o CDSC    w/CDSC
1-Year                               5.88%       1.88%
-------------------------------------------------------
5-Year                               4.42%       4.25%
-------------------------------------------------------
10-Year                              5.53%       5.53%
-------------------------------------------------------

C Shares                             NAV
1-Year                               6.11%
-------------------------------------------------------
5-Year                               4.65%
-------------------------------------------------------
10-Year                              5.43%
-------------------------------------------------------

R Shares                             NAV
1-Year                               6.99%
-------------------------------------------------------
5-Year                               5.43%
-------------------------------------------------------
10-Year                              6.16%
-------------------------------------------------------

Tax-Free Yields
-------------------------------------------------------
A Shares                             NAV         Offer
SEC 30-Day Yield                     4.17%       4.00%
-------------------------------------------------------
Taxable-Equivalent Yield/4/          6.22%       5.97%
-------------------------------------------------------

B Shares                             NAV
SEC 30-Day Yield                     3.43%
-------------------------------------------------------
Taxable-Equivalent Yield/4/          5.12%
-------------------------------------------------------

C Shares                             NAV
SEC 30-Day Yield                     3.63%
-------------------------------------------------------
Taxable-Equivalent Yield/4/          5.42%
-------------------------------------------------------

R Shares                             NAV
SEC 30-Day Yield                     4.37%
-------------------------------------------------------
Taxable-Equivalent Yield/4/          6.52%
-------------------------------------------------------

Annualized Total Returns as of 3/31/02/3/
A Shares                              NAV          Offer
1-Year                               4.34%        -0.01%
--------------------------------------------------------
5-Year                               5.23%         4.33%
--------------------------------------------------------
10-Year                              6.07%         5.61%
--------------------------------------------------------

B Shares                          w/o CDSC        w/CDSC
1-Year                               3.46%        -0.50%
--------------------------------------------------------
5-Year                               4.43%         4.27%
--------------------------------------------------------
10-Year                              5.54%         5.54%
--------------------------------------------------------

C Shares                              NAV
1-Year                              3.67%
--------------------------------------------------------
5-Year                              4.65%
--------------------------------------------------------
10-Year                             5.44%
--------------------------------------------------------

R Shares                             NAV
1-Year                              4.53%
--------------------------------------------------------
5-Year                              5.42%
--------------------------------------------------------
10-Year                             6.17%
--------------------------------------------------------

Bond Credit Quality/5/
[Pie Chart Appears Here]
                         AAA/U.S. Guaranteed         72%
                         AA                           7%
                         A                            5%
                         BBB                         13%
                         NR                           3%

Top Five Sectors/5/
Tax Obligation (General)                             24%
--------------------------------------------------------
Healthcare                                           15%
--------------------------------------------------------
U.S. Guaranteed                                      15%
--------------------------------------------------------
Tax Obligation (Limited)                             13%
--------------------------------------------------------
Water and Sewer                                      11%
--------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                              $ 277,427
--------------------------------------------------------
Average Effective Maturity (Years)                 17.94
--------------------------------------------------------
Average Duration                                    8.12
--------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid December 5, 2001. Capital gains distributions are subject to federal taxation.

2 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

3 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

4 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33%.

5 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                             Annual Report | Page 8

Fund Spotlight as of 5/31/02                 Nuveen Missouri Municipal Bond Fund
================================================================================
Quick Facts

                        A Shares       B Shares      C Shares       R Shares
--------------------------------------------------------------------------------
NAV                      $ 10.81       $ 10.81        $ 10.81       $ 10.82
--------------------------------------------------------------------------------
Latest Dividend/1/       $0.0445       $0.0375        $0.0395       $0.0460
--------------------------------------------------------------------------------
Inception Date              8/87          2/97           2/94          2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/
A Shares                             NAV         Offer
1-Year                               6.20%       1.73%
------------------------------------------------------
5-Year                               5.26%       4.37%
------------------------------------------------------
10-Year                              6.09%       5.64%
------------------------------------------------------
B Shares                             w/o CDSC    w/CDSC
1-Year                               5.38%       1.38%
------------------------------------------------------
5-Year                               4.47%       4.30%
------------------------------------------------------
10-Year                              5.56%       5.56%
------------------------------------------------------
C Shares                             NAV
1-Year                               5.72%
------------------------------------------------------
5-Year                               4.69%
------------------------------------------------------
10-Year                              5.51%
------------------------------------------------------
R Shares                             NAV
1-Year                               6.47%
------------------------------------------------------
5-Year                               5.48%
------------------------------------------------------
10-Year                              6.21%
------------------------------------------------------
Tax-Free Yields
A Shares                             NAV         Offer
SEC 30-Day Yield                     4.36%       4.17%
------------------------------------------------------
Taxable-Equivalent Yield/3/          6.61%       6.32%
------------------------------------------------------
B Shares                             NAV
SEC 30-Day Yield                     3.61%
------------------------------------------------------
Taxable-Equivalent Yield/3/          5.47%
------------------------------------------------------
C Shares                             NAV
SEC 30-Day Yield                     3.81%
------------------------------------------------------
Taxable-Equivalent Yield/3/          5.77%
------------------------------------------------------
R Shares                             NAV
SEC 30-Day Yield                     4.56%
------------------------------------------------------
Taxable-Equivalent Yield/3/          6.91%
------------------------------------------------------

Annualized Total Returns as of 3/31/02/2/
A Shares                 NAV          Offer
1-Year                   4.10%       -0.25%
-------------------------------------------
5-Year                   5.29%        4.38%
-------------------------------------------
10-Year                  6.13%        5.67%
-------------------------------------------
B Shares                 w/o CDSC    w/CDSC
1-Year                   3.29%       -0.66%
-------------------------------------------
5-Year                   4.50%        4.33%
-------------------------------------------
10-Year                  5.60%        5.60%
-------------------------------------------
C Shares                 NAV
1-Year                   3.43%
-------------------------------------------
5-Year                   4.71%
-------------------------------------------
10-Year                  5.54%
-------------------------------------------
R Shares                 NAV
1-Year                   4.36%
-------------------------------------------
5-Year                   5.53%
-------------------------------------------
10-Year                  6.24%
-------------------------------------------
Bond Credit Quality/4/

[PieChart Appears Here]  AAA/U.S. Guaranteed         53%
                         -------------------------------
                         AA                           9%
                         -------------------------------
                         A                           10%
                         -------------------------------
                         BBB                          7%
                         -------------------------------
                         NR                          19%
                         -------------------------------
                         Other                        2%
                         -------------------------------
Top Five Sectors/4/
Tax Obligation (Limited)                             17%
--------------------------------------------------------
Education and Civic Organizations                    13%
--------------------------------------------------------
Healthcare                                           12%
--------------------------------------------------------
Long-Term Care                                       12%
--------------------------------------------------------
U.S. Guaranteed                                      11%
--------------------------------------------------------
Portfolio Statistics
Net Assets ($000)                       $ 237,564
-------------------------------------------------
Average Effective Maturity (Years)          18.97
-------------------------------------------------
Average Duration                             7.56
-------------------------------------------------
--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.

                             Annual Report | Page 9

--------------------------------------------------------------------------------
Fund Spotlight as of 5/31/02                 Nuveen Ohio Municipal Bond Fund
================================================================================
Quick Facts

                        A Shares       B Shares      C Shares       R Shares
--------------------------------------------------------------------------------
NAV                      $ 11.16       $ 11.15        $ 11.15       $ 11.15
--------------------------------------------------------------------------------
Latest Dividend/1/       $0.0450       $0.0380        $0.0400       $0.0470
--------------------------------------------------------------------------------
Inception Date              6/85          2/97           8/93          2/97
--------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/

A Shares                              NAV        Offer
1-Year                               5.57%       1.10%
------------------------------------------------------
5-Year                               4.92%       4.02%
------------------------------------------------------
10-Year                              5.67%       5.22%
------------------------------------------------------

B Shares                          w/o CDSC      w/CDSC
1-Year                               4.79%       0.79%
------------------------------------------------------
5-Year                               4.14%       3.97%
------------------------------------------------------
10-Year                              5.14%       5.14%
------------------------------------------------------

C Shares                              NAV
1-Year                               5.01%
------------------------------------------------------
5-Year                               4.35%
------------------------------------------------------
10-Year                              5.10%
------------------------------------------------------

R Shares                              NAV
1-Year                               5.80%
------------------------------------------------------
5-Year                               5.12%
------------------------------------------------------
10-Year                              5.78%
------------------------------------------------------

Tax-Free Yields

A Shares                              NAV        Offer
SEC 30-Day Yield                     4.07%       3.90%
------------------------------------------------------
Taxable-Equivalent Yield/3/          6.26%       6.00%
------------------------------------------------------

B Shares                              NAV
SEC 30-Day Yield                     3.32%
------------------------------------------------------
Taxable-Equivalent Yield/3/          5.11%
------------------------------------------------------

C Shares                             NAV
SEC 30-Day Yield                     3.52%
------------------------------------------------------
Taxable-Equivalent Yield/3/          5.42%
------------------------------------------------------

R Shares                             NAV
SEC 30-Day Yield                     4.27%
------------------------------------------------------
Taxable-Equivalent Yield/3/          6.57%
------------------------------------------------------

Annualized Total Returns as of 3/31/02/2/

A Shares                  NAV                        Offer
1-Year                   2.80%                       -1.49%
-----------------------------------------------------------
5-Year                   4.87%                        3.98%
-----------------------------------------------------------
10-Year                  5.68%                        5.23%
-----------------------------------------------------------

B Shares              w/o CDSC                      w/CDSC
1-Year                   2.04%                      -1.87%
----------------------------------------------------------
5-Year                   4.11%                       3.95%
----------------------------------------------------------
10-Year                  5.15%                       5.15%
----------------------------------------------------------

C Shares                 NAV
1-Year                   2.26%
------------------------------------------------------
5-Year                   4.30%
------------------------------------------------------
10-Year                  5.11%
------------------------------------------------------

R Shares                 NAV
1-Year                   2.93%
------------------------------------------------------
5-Year                   5.07%
------------------------------------------------------
10-Year                  5.79%
------------------------------------------------------

Bond Credit Quality/4/
[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed                                      66%
AA                                                       13%
A                                                         8%
BBB                                                       6%
NR                                                        6%
Other                                                     1%

Top Five Sectors/4/

Tax Obligation (General)                                 20%
------------------------------------------------------------
U.S. Guaranteed                                          17%
------------------------------------------------------------
Healthcare                                               16%
------------------------------------------------------------
Utilities                                                10%
------------------------------------------------------------
Tax Obligation (Limited)                                  8%
------------------------------------------------------------

Portfolio Statistics
Net Assets ($000)                                   $595,060
------------------------------------------------------------
Average Effective Maturity (Years)                     16.88
------------------------------------------------------------
Average Duration                                        6.84
------------------------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

4 As a percentage of long-term bond holdings as of May 31, 2002. Holdings are subject to change.


                            Annual Report | Page 10

Fund Spotlight as of 5/31/02               Nuveen Wisconsin Municipal Bond Fund
===============================================================================
Quick Facts

                        A Shares       B Shares      C Shares       R Shares

NAV                     $ 10.14        $ 10.17        $ 10.16       $ 10.18
-------------------------------------------------------------------------------
Latest Dividend/1/      $0.0370        $0.0310        $0.0325       $0.0390
-------------------------------------------------------------------------------
Inception Date             6/94           2/97          2/97           2/97
-------------------------------------------------------------------------------

Annualized Total Returns as of 5/31/02/2/
A Shares                             NAV         Offer
1-Year                               6.26%       1.77%
------------------------------------------------------
5-Year                               5.43%       4.53%
------------------------------------------------------
Since Inception                      5.65%       5.09%
------------------------------------------------------
B Shares                             w/o CDSC    w/CDSC
1-Year                               5.49%       1.49%
------------------------------------------------------
5-Year                               4.66%       4.49%
------------------------------------------------------
Since Inception                      4.97%       4.97%
------------------------------------------------------
C Shares                             NAV
1-Year                               5.58%
------------------------------------------------------
5-Year                               4.85%
------------------------------------------------------
Since Inception                      5.17%
------------------------------------------------------
R Shares                             NAV
1-Year                               6.36%
------------------------------------------------------
5-Year                               5.66%
------------------------------------------------------
Since Inception                      5.83%
------------------------------------------------------
Tax-Free Yields
A Shares                             NAV         Offer
SEC 30-Day Yield                     4.27%       4.09%
------------------------------------------------------
Taxable-Equivalent Yield/3/          6.52%       6.24%
------------------------------------------------------
B Shares                             NAV
SEC 30-Day Yield                     3.53%
------------------------------------------------------
Taxable-Equivalent Yield/3/          5.39%
------------------------------------------------------
C Shares                             NAV
SEC 30-Day Yield                     3.73%
------------------------------------------------------
Taxable-Equivalent Yield/3/          5.69%
------------------------------------------------------
R Shares                             NAV
SEC 30-Day Yield                     4.47%
------------------------------------------------------
Taxable-Equivalent Yield/3/          6.82%
------------------------------------------------------

Annualized Total Returns as of 3/31/02/2/
A Shares                 NAV                    Offer
1-Year                   3.04%                 -1.27%
-----------------------------------------------------
5-Year                   5.34%                  4.45%
-----------------------------------------------------
Since Inception          5.41%                  4.83%
-----------------------------------------------------
B Shares                 w/o CDSC              w/CDSC
1-Year                   2.20%                 -1.74%
-----------------------------------------------------
5-Year                   4.59%                  4.42%
-----------------------------------------------------
Since Inception          4.73%                  4.73%
-----------------------------------------------------
C Shares                 NAV
1-Year                   2.38%
-----------------------------------------------------
5-Year                   4.79%
-----------------------------------------------------
Since Inception          4.93%
-----------------------------------------------------
R Shares                 NAV
1-Year                   3.14%
-----------------------------------------------------
5-Year                   5.60%
-----------------------------------------------------
Since Inception          5.59%
-----------------------------------------------------
Bond Credit Quality/4/
[PieChart Appears Here] AAA/U.S. Guaranteed      43%
                         ----------------------------
                         AA                       15%
                         ----------------------------
                         A                        16%
                         ----------------------------
                         BBB                       5%
                         ----------------------------
                         NR                       17%
                         ----------------------------
                         Other                     4%
                         ----------------------------

Top Five Sectors/4/
Tax Obligation (Limited)                          44%
-----------------------------------------------------
U.S. Guaranteed                                   21%
-----------------------------------------------------
Housing (Multifamily)                              9%
-----------------------------------------------------
Education and Civic Organizations                  5%
-----------------------------------------------------
Healthcare                                         4%
-----------------------------------------------------
Portfolio Statistics
Net Assets ($000)                            $ 48,802
-----------------------------------------------------
Average Effective Maturity (Years)              17.14
-----------------------------------------------------
Average Duration                                 8.62
-----------------------------------------------------
--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

1 Paid June 3, 2002. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2002.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34.5%.

4 As a percentage of total bond holdings as of May 31, 2002. Holdings are subject to change.


                            Annual Report | Page 11

Growth of an Assumed $10,000 Investment

Nuveen Kansas Municipal Bond Fund/1, 2/

[GRAPHIC]

       Lehman Brothers Municipal         Nuveen Kansas Municipal        Nuveen Kansas Municipal
              Bond Index                     Bond Fund (NAV)               Bond Fund (Offer)
5/92             10000                           10000                           9580
5/93             11196                           11413                          10934
5/94             11472                           11487                          11004
5/95             12517                           12383                          11863
5/96             13089                           12834                          12295
5/97             14175                           14017                          13428
5/98             15505                           15325                          14681
5/99             16230                           15910                          15242
5/00             16091                           15211                          14572
5/01             18047                           17040                          16324
5/02             19220                           18073                          17314

Nuveen Kansas Municipal Bond Fund (Offer) $17,314
Nuveen Kansas Municipal Bond Fund (NAV) $18,073
Lehman Brothers Municipal Bond Index $19,220

Nuveen Kentucky Municipal Bond Fund /1, 2/

[GRAPHIC]

        Lehman Brothers Municipal          Nuveen Kentucky                Nuveen Kentucky
               Bond Index              Municipal Bond Index (NAV)     Municipal Bond Index (Offer)
5/92             10000                           10000                           9580
5/93             11196                           11240                          10768
5/94             11472                           11456                          10975
5/95             12517                           12535                          12009
5/96             13089                           13042                          12494
5/97             14175                           14066                          13476
5/98             15505                           15331                          14687
5/99             16230                           15896                          15229
5/00             16091                           15375                          14729
5/01             18047                           16974                          16261
5/02             19220                           18029                          17272

Nuveen Kentucky Municipal Bond Fund (Offer) $17,272
Nuveen Kentucky Municipal Bond Fund (NAV) $18,029
Lehman Brothers Municipal Bond Index $19,220

Nuveen Michigan Municipal Bond Fund /1, 2/

[GRAPHIC]

        Lehman Brothers Municipal           Nuveen Michigan                Nuveen Michigan
               Bond Index              Municipal Bond Index (NAV)     Municipal Bond Index (Offer)
5/92             10000                           10000                           9580
5/93             11196                           11226                          10754
5/94             11472                           11433                          10953
5/95             12517                           12411                          11890
5/96             13089                           12861                          12321
5/97             14175                           13948                          13362
5/98             15505                           15198                          14559
5/99             16230                           15721                          15060
5/00             16091                           15123                          14488
5/01             18047                           16854                          16146
5/02             19220                           17984                          17228

Nuveen Michigan Municipal Bond Fund (Offer) $17,228
Nuveen Michigan Municipal Bond Fund (NAV) $17,984
Lehman Brothers Municipal Bond Index $19,220

 The graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

 /1/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the corresponding Lehman Brothers Municipal Bond Index. The Nuveen fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be less than the performance shown.

/2/ The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                                      Annual Report | Page 12

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment
================================================================================

Nuveen Missouri Municipal Bond Fund/1, 2/

[GRAPHIC]

                              Nuveen Missouri       Nuveen Missouri
       Lehman Brothers        Municipal Bond Fund   Municipal Bond Fund
       Municipal Bond Index   (NAV) $18,057         (Offer) $17,299
       $19,220
5/92         $10,000               $10,000              $ 9,580
5/93         $11,196               $11,252              $10,779
5/94         $11,472               $11,524              $11,040
5/95         $12,517               $12,468              $11,944
5/96         $13,089               $12,905              $12,363
5/97         $14,175               $13,974              $13,387
5/98         $15,505               $15,276              $14,634
5/99         $16,230               $15,881              $15,214
5/00         $16,091               $15,329              $14,685
5/01         $18,047               $17,004              $16,289
5/02         $19,220               $18,057              $17,299


Nuveen Ohio Municipal Bond Fund/1, 2/

[GRAPHIC]

                              Nuveen Ohio           Nuveen Ohio
        Lehman Brothers       Municipal Bond Fund   Municipal Bond Fund
        Municipal Bond Index  (NAV) $17,361         (Offer) $16,632
        $19,220
5/92         $10,000               $10,000              $10,000
5/93         $11,196               $11,120              $10,653
5/94         $11,472               $11,367              $10,889
5/95         $12,517               $12,276              $11,760
5/96         $13,089               $12,718              $12,184
5/97         $14,175               $13,657              $13,083
5/98         $15,505               $14,851              $14,227
5/99         $16,230               $15,436              $14,788
5/00         $16,091               $14,944              $14,316
5/01         $18,047               $16,445              $15,755
5/02         $19,220               $17,361              $16,632

Nuveen Wisconsin Municipal Bond Fund/1, 2/

[GRAPHIC]

                              Nuveen Wisconsin      Nuveen Wisconsin
        Lehman Brothers       Municipal Bond Fund   Municipal Bond Fund
        Municipal Bond Index  (NAV) $15,524         (Offer) $14,872
        $16,753
             $10,000               $10,000              $10,000
5/95         $10,911               $10,734              $10,283
5/96         $11,409               $11,094              $10,628
5/97         $12,356               $11,915              $11,415
5/98         $13,516               $13,131              $12,580
5/99         $14,147               $13,633              $13,061
5/00         $14,026               $12,947              $12,404
5/01         $15,731               $14,610              $13,996
5/02         $16,753               $15,524              $14,872

--------------------------------------------------------------------------------

The graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

1 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the corresponding Lehman Brothers Municipal Bond Index. The Nuveen fund return at offer depicted in the chart reflects the initial maximum sales charge of 4.2% applicable to A shares and all ongoing fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be less than the performance shown.

2 The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                            Annual Report | Page 13

Portfolio of Investments
NUVEEN KANSAS MUNICIPAL BOND FUND
May 31, 2002


   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Basic Materials - 3.8%

    $  1,000 Dodge City, Kansas, Pollution Control Revenue Refunding      11/02 at 102.00       Aa3 $      1,037,980
              Bonds (Excel Corporation Project/Cargill), Series 1992,
              6.625%, 5/01/05

       3,700 Ford County, Kansas, Sewage and Solid Waste Disposal          6/08 at 102.00        A+        3,654,675
              Revenue Bonds (Excel Corporation Project/Cargill), Series
              1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Capital Goods - 1.6%

       1,000 Wichita Airport Authority, Kansas, Special Facilities         6/12 at 101.00         A        1,005,900
              Revenue Bonds (Cessna Citation Service Center), Series
              2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

       1,000 City of Wichita, Kansas, Industrial Revenue Bonds (NMF        8/07 at 101.00       AA-        1,039,530
              America Inc.), Series 2000II, 5.800%, 8/01/15 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 0.3%

         410 Wichita Airport Authority, Kansas, Airport Facilities         9/02 at 102.00        AA          419,442
              Refunding Revenue Bonds (Wichita Airport Hotel Associates,
              L.P. Project), Series 1992, 7.000%, 3/01/05
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.6%

       2,000 Garden City, Kansas, Sewage Disposal Revenue Bonds            9/07 at 102.00      BBB+        1,968,900
              (Monfort, Inc. Project - ConAgra, Inc. Guarantor), Series
              1997, 5.750%, 9/01/17 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.3%

       2,465 Neosho County Community College, Kansas, Student Union and    6/09 at 100.00       N/R        2,545,310
              Dormitory System Refunding and Improvement Revenue Bonds,
              Series 1999, 7.000%, 6/01/30

       1,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00       BBB        1,494,975
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds (Ana G. Mendez University
              System Project), Series 1999, 5.375%, 2/01/19

         955 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00       AAA        1,009,664
              Series 2001A, 5.500%, 7/01/16

         270 Washburn University of Topeka, Kansas, Revenue Bonds,         7/09 at 100.00       AAA          285,455
              Series 2001B, 5.500%, 7/01/16
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 17.5%

       4,250 Colby, Kansas, Health Facilities Refunding Revenue Bonds      8/08 at 100.00       N/R        3,838,600
              (Citizens Medical Center, Inc.), Series 1998,
              5.625%, 8/15/16

       4,580 Kansas Development Finance Authority, Health Facilities       6/10 at 101.00        AA        5,115,448
              Revenue Bonds (Sisters of Charity of Leavenworth Health
              Services Corporation), Series 2000K, 6.500%, 12/01/16

             City of Lawrence, Kansas, Hospital Revenue Bonds (The
              Lawrence Memorial Hospital), Series 1994:
         575  6.200%, 7/01/14                                              7/04 at 100.00      Baa1          586,443
         400  6.200%, 7/01/19                                              7/04 at 100.00      Baa1          405,128

       1,110 City of Lawrence, Kansas, Hospital Revenue Bonds (The         7/09 at 100.00        AA        1,137,473
              Lawrence Memorial Hospital), Series 1999, 5.750%, 7/01/24

             City of Manhattan, Kansas, Hospital Revenue Bonds (Mercy
              Health Center of Manhattan), Series 2001:
       1,025  5.000%, 8/15/14                                              8/11 at 100.00       AAA        1,055,033
       1,075  5.000%, 8/15/15                                              8/11 at 100.00       AAA        1,097,597

             City of Newton, Kansas, Hospital Refunding Revenue Bonds
             (Newton Healthcare Corporation), Series 1998A:
       1,000  5.700%, 11/15/18                                            11/08 at 100.00      BBB-          947,860
       1,750  5.750%, 11/15/24                                            11/08 at 100.00      BBB-        1,623,230

         100 Puerto Rico Industrial, Tourist, Educational, Medical and     1/05 at 102.00       AAA          108,860
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds (Hospital Auxilio Mutuo Obligated
              Group Project), 1995 Series A, 6.250%, 7/01/24

       5,780 City of Wichita, Kansas, Hospital Facilities Improvement     11/09 at 101.00        A+        6,021,199
              and Refunding Revenue Bonds (Via Christi Health System,
              Inc.), Series 1999XI, 6.250%, 11/15/24

----
14

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 12.6%

    $  5,000 Kansas Development Finance Authority, Multifamily Housing    12/08 at 101.00       N/R $     4,514,700
              Refunding Revenue Bonds (First Kansas State Partnership,
              L.P. Project), Series 1998Y, 6.125%, 12/01/28 (Alternative
              Minimum Tax)

       1,715 Kansas Development Finance Authority, Multifamily Housing    12/10 at 100.00       AAA       1,766,484
              Senior Revenue Bonds (Chimney Hills Apartments Project),
              Series 2000U-1, 5.900%, 12/01/20 (Alternative Minimum Tax)

             Lenexa, Kansas, Multifamily Housing Revenue Refunding Bonds
             (Barrington Park Apartments Project), Series 1993A:
         445  6.300%, 2/01/09                                              2/03 at 102.00        AA         454,670
         475  6.400%, 2/01/10                                              2/03 at 102.00        AA         485,308
       2,000  6.450%, 2/01/18                                              2/03 at 102.00        AA       2,043,360
       1,000  6.500%, 2/01/23                                              2/03 at 102.00        AA       1,018,200

       1,000 City of Olathe, Kansas, Multifamily Housing Refunding         6/04 at 102.00       AAA       1,039,550
              Revenue Bonds (Federal National Mortgage Association
              Program - Deerfield Apartments Project), Series 1994A,
              6.450%, 6/01/19

             City of Wichita, Kansas, Multifamily Housing Revenue
             Refunding Bonds (The Shores Apartments Project), Series
             1994XI-A:
       1,500  6.700%, 4/01/19                                              4/09 at 102.00        AA       1,580,475
       2,000  6.800%, 4/01/24                                              4/09 at 102.00        AA       2,122,320

         700 City of Wichita, Kansas, Multifamily Housing Revenue Bonds   12/05 at 102.00       BBB         699,559
              (Brentwood Apartments Project), Senior Lien Series
              1995IX-A, 5.850%, 12/01/25
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 7.2%

         110 City of Olathe, Labette County, Kansas, Collateralized        2/05 at 105.00       Aaa         118,138
              Single Family Mortgage Refunding Revenue Bonds, Series
              1994C-I, 7.800%, 2/01/25

       1,350 Sedgwick and Shawnee Counties, Kansas, Single Family            No Opt. Call       Aaa       1,514,160
              Mortgage Revenue Bonds (Mortgage-Backed Securities
              Program), 1997 Series A-1, 6.950%, 6/01/29 (Alternative
              Minimum Tax)

       3,450 Sedgwick and Shawnee Counties, Kansas, Single Family          6/08 at 105.00       Aaa       3,790,412
              Mortgage Revenue Bonds (Mortgage-Backed Securities
              Program), 1998 Series A-1, 6.500%, 12/01/22 (Alternative
              Minimum Tax)

       2,310 Sedgwick and Shawnee Counties, Kansas, Single Family         12/09 at 105.00       Aaa       2,618,408
              Mortgage Revenue Bonds (Mortgage-Backed Securities
              Program), 2000 Series A-2, 7.600%, 12/01/31 (Alternative
              Minimum Tax)

         475 Sedgwick and Shawnee Counties, Kansas, Single Family         12/10 at 105.00       Aaa         512,478
              Mortgage Revenue Bonds (Mortgage-Backed Securities
              Program), Series 2001A, 5.250%, 12/01/32 (Alternative
              Minimum Tax)

         440 Sedgwick and Shawnee Counties, Kansas, Collateralized        11/04 at 105.00       Aaa         471,161
              Single Family Mortgage Refunding Revenue Bonds, Series
              1994A-III, 8.125%, 5/01/24 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.4%

         500 Sedgwick County, Kansas, Healthcare Facilities Revenue       11/09 at 100.00         A         504,960
              Bonds (Catholic Care Center Inc), Series 2001, 5.750%,
              11/15/23
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 14.8%

       2,500 Unified School District No. 385, Butler County, Andover,        No Opt. Call       AAA       2,855,625
              Kansas, General Obligation Refunding and Improvement
              Bonds, Series 2000, 6.000%, 9/01/16

         750 City of Derby, Kansas, General Obligation Bonds, Series      12/11 at 100.00       Aaa         764,895
              2001A, 5.250%, 12/01/21

       1,100 Unified School District No. 445, Montgomery County,           4/12 at 100.00       AAA       1,089,011
              Coffeyville, Kansas, General Obligation Bonds, Series
              2002, 5.000%, 4/01/22 (WI, settling 6/18/02)

             Commonwealth of Puerto Rico, Public Improvement General
              Obligation Bonds, 2002 Series A:
       2,000  5.375%, 7/01/28                                              7/11 at 100.00        A-       2,015,620
       2,000  5.500%, 7/01/29                                                No Opt. Call        A-       2,088,040

       1,000 Commonwealth of Puerto Rico, Public Improvement Refunding       No Opt. Call       AAA       1,088,380
              General Obligation Bonds, 2002 Series A, 5.500%, 7/01/20

       1,250 Unified School District No. 259, Sedgwick County, Wichita,    9/10 at 100.00        AA       1,076,013
              Kansas, General Obligation Bonds, Series 2000, 3.500%,
              9/01/16

----
15

Portfolio of Investments
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,795 City of Wichita, Kansas, General Obligation Bonds, Series     4/09 at 101.00        AA $     1,838,008
              2002, 5.000%, 4/01/17

       3,050 Unified School District No. 500, Wyandotte County, Kansas,    9/11 at 100.00       AAA       2,639,623
              General Obligation School Bonds, Series 2001, 4.000%,
              9/01/20

       3,000 Unified School District No. 500, Wyandotte County, Kansas,    9/12 at 100.00       AAA       3,010,530
              General Obligation Bonds, Series 2002, 5.000%, 9/01/20
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 16.1%

       1,000 Butler County Public Building Commission, Kansas,            10/10 at 100.00       Aaa       1,043,750
              Improvement Revenue Bonds (Public Facilities Projects),
              Series 2000, 5.550%, 10/01/21

         500 Kansas Development Finance Authority, Lease Revenue Bonds    10/12 at 100.00       AAA         500,165
              (Department of Administration State Capitol Restoration
              Parking Facility Project), Series 2002C, 5.000%, 10/01/21

       1,000 Kansas Development Finance Authority, Revenue Bonds (State   10/11 at 100.00       AAA       1,019,740
              of Kansas Projects), Series 2001W, 5.000%, 10/01/17

       5,000 Overland Park Development Corporation, Kansas, First Tier     1/11 at 101.00       N/R       5,108,600
              Revenue Bonds (Overland Park Convention Center Project),
              Series 2000A, 7.375%, 1/01/32

             Puerto Rico Highway and Transportation Authority, Highway
              Revenue Bonds, Series 1996Y:
       1,300   5.500%, 7/01/36                                             7/16 at 100.00         A       1,330,446
       1,025   5.000%, 7/01/36                                             7/16 at 100.00         A         981,048

             Puerto Rico Public Finance Corporation, Commonwealth
              Appropriation Bonds, Series 2002E:
       1,000   6.000%, 8/01/26                                               No Opt. Call        A-       1,114,440
       2,500   5.500%, 8/01/29                                             2/12 at 100.00        A-       2,541,975

       1,000 Virgin Islands Public Finance Authority, Revenue Refunding   10/08 at 101.00      BBB-         990,300
              Bonds (Virgin Islands Matching Fund Loan Notes), Series
              1998A (Senior Lien/Refunding), 5.625%, 10/01/25

       2,000 Virgin Islands Public Finance Authority, Revenue Bonds       10/10 at 101.00      BBB-       2,156,080
              (Virgin Islands Gross Receipts Taxes Loan Note), Series
              1999A, 6.375%, 10/01/19

      13,025 Wyandotte County/Kansas City Unified Government, Kansas,        No Opt. Call       AAA       3,310,825
              Sales Tax Special Obligation Revenue Bonds (Kansas
              International Speedway Corporation Project), Series 1999,
              0.000%, 12/01/27
-------------------------------------------------------------------------------------------------------------------
             Transportation - 1.0%

       1,500 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00        BB       1,236,195
              Bonds (American Airlines, Inc. Project), Series A, 6.250%,
              6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.5%

         440 Unified School District No. 340, Jefferson County, Kansas,    9/04 at 100.00       AAA         479,424
              General Obligation Bonds, Series 1994, 6.350%, 9/01/14
              (Pre-refunded to 9/01/04)

      12,175 Johnson County, Kansas, Residual Revenue Refunding Bonds,       No Opt. Call       Aaa       7,717,854
              Series 1992, 0.000%, 5/01/12

       1,350 Commonwealth of Puerto Rico, General Obligation Public        7/04 at 102.00       AAA       1,491,831
              Improvement Bonds of 1994, 6.450%, 7/01/17 (Pre-refunded
              to 7/01/04)

       2,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00      A***       2,392,880
              Transportation Revenue Bonds, Series B, 6.500%, 7/01/27
              (Pre-refunded to 7/01/10)

       1,010 City of Wichita, Kansas, Revenue Bonds (CSJ Health System    11/02 at 101.00     A+***       1,020,262
              of Wichita, Inc.), Series 1985XXV (Remarketed), 7.200%,
              10/01/15
-------------------------------------------------------------------------------------------------------------------
             Utilities - 4.7%

       1,010 Kansas City, Kansas, Utility System Refunding and             9/04 at 102.00       AAA       1,099,749
              Improvement Revenue Bonds, Series 1994, 6.375%, 9/01/23

         500 City of Pratt, Kansas, Electric System Revenue Bonds, 2001    5/10 at 100.00       AAA         514,155
              Series 1, 5.250%, 5/01/18

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA       2,003,260
              2002 Series II, 5.125%, 7/01/26

         150 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/04 at 102.00        A-         161,250
             Series T, 6.000%, 7/01/16

             Wellington, Kansas, Electric, Water and Sewer Utility
              System Revenue Bonds, Series 2002:
         335  5.250%, 11/01/25                                            11/12 at 100.00       AAA         340,225
         785  5.250%, 11/01/27                                            11/12 at 100.00       AAA         795,848

----
16

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $  1,000 Wynadotte County/Kansas City Unified Government, Kansas,      5/11 at 100.00       AAA $     1,001,029
              Industrial Revenue Bonds (Board of Public Utilities Office
              Building Complex Project), Series 2001, 5.000%, 5/01/21
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.5%

       2,000 City of Augusta, Kansas, Waterworks System Revenue Bonds,    10/08 at 101.50        AA       2,122,839
              Series 2000-A, 6.150%, 10/01/20

       1,040 Chisholm Creek Utility Authority, Kansas, Water and           9/12 at 100.00       Aaa       1,056,816
              Wastewater Facilities Revenue Bonds, Series 2002, 5.250%,
              9/01/22
-------------------------------------------------------------------------------------------------------------------
    $135,505 Total Investments (cost $120,624,071) - 98.9%                                              123,649,776
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.1%                                                         1,389,116
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   125,038,892
             -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
          (WI)Security purchased on a when-issued basis.



                                See accompanying notes to financial statements.

----
17

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND
May 31, 2002


   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Basic Materials - 5.8%

    $  2,370 Hancock County, Kentucky, Solid Waste Disposal Facilities     5/06 at 102.00       BBB $     2,417,945
              Revenue Bonds (Willamette Industries, Inc. Project),
              Series 1996, 6.600%, 5/01/26

       9,750 Henderson County, Kentucky, Solid Waste Disposal Revenue      3/05 at 102.00       BBB      10,134,345
              Bonds (MacMillan Bloedel Project), Series 1995, 7.000%,
              3/01/25 (Alternative Minimum Tax)

       1,000 Jefferson County, Kentucky, Pollution Control Revenue Bonds   7/03 at 103.00       AA-       1,067,240
              (E.I. du Pont de Nemours and Company Project), 1982 Series
              A, 6.300%, 7/01/12

       3,750 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds    6/04 at 102.00      Baa2       3,935,588
              (TJ International Project), Series 1994, 7.000%, 6/01/24
              (Alternative Minimum Tax)

       4,240 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds    5/06 at 102.00       N/R       4,432,284
              (TJ International Project), Series 1996, 6.800%, 5/01/26
              (Alternative Minimum Tax)

       2,000 Perry County, Kentucky, Solid Waste Disposal Revenue Bonds    4/07 at 102.00      Baa2       2,070,120
              (TJ International Project), Series 1996, 6.550%, 4/15/27
              (Alternative Minimum Tax)

       2,820 City of Wickliffe, Kentucky, Solid Waste Disposal Facility    4/06 at 102.00       BBB       2,845,747
              Revenue Bonds (Westvaco Corporation Project), Series 1996,
              6.375%, 4/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.4%

       5,085 City of Campbellsville, Kentucky, Industrial Building         3/09 at 102.00        A+       4,835,428
              Revenue Bonds (Campbellsville University Project), Series
              1999, 5.500%, 3/01/29

       9,295 Columbia, Kentucky, Educational Development Revenue Bonds     4/11 at 101.00      BBB-       9,377,726
              (Lindsey Wislon College Project), Series 2001, 6.250%,
              4/01/21

       5,930 Jefferson County, Kentucky, College Revenue Bonds             5/09 at 101.00      Baa2       5,321,226
              (Bellarmine College Project), Series 1999, 5.250%, 5/01/29

         200 Kentucky Higher Education Student Loan Corporation, Insured     No Opt. Call       Aaa         208,274
              Student Loan Revenue Bonds, 1991 Series B, 6.800%, 6/01/03
              (Alternative Minimum Tax)

       2,500 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00       BBB       2,417,350
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds (Ana G. Mendez University
              System Project), Series 1999, 5.375%, 2/01/29

       3,000 Puerto Rico Industrial, Educational, Medical and              9/11 at 100.00       BBB       2,910,360
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds (University of the Sacred
              Heart Project), Series 2001, 5.250%, 9/01/31
-------------------------------------------------------------------------------------------------------------------
             Energy - 5.8%

       5,000 City of Ashland, Kentucky, Pollution Control Revenue          8/02 at 102.00      Baa1       5,110,650
              Refunding Bonds (Ashland Oil Inc., Project), Series 1992,
              6.650%, 8/01/09

       7,500 City of Ashland, Kentucky, Pollution Control Revenue            No Opt. Call      Baa2       7,921,500
              Refunding Bonds (Ashland Inc. Project), Series 1999,
              5.700%, 11/01/09

       9,000 City of Ashland, Kentucky, Sewage and Solid Waste Revenue     2/05 at 102.00      Baa1       9,488,880
              Bonds (Ashland Inc. Project), Series 1995, 7.125%, 2/01/22
              (Alternative Minimum Tax)

       4,360 City of Ashland, Kentucky, Solid Waste Revenue Bonds         10/02 at 101.00      Baa1       4,448,813
              (Ashland Oil Inc., Project), Series 1991, 7.200%, 10/01/20
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.6%

       1,310 Christian County, Kentucky, Hospital Revenue Bonds (Jennie    7/06 at 102.00        A-       1,336,960
              Stuart Medical Center), Series 1996A, 6.000%, 7/01/17

       3,500 Christian County, Kentucky, Hospital Revenue Refunding        7/06 at 102.00        A-       3,644,235
              Bonds (Jennie Stuart Medical Center), Series 1997A,
              6.000%, 7/01/13

       5,270 Clark County, Kentucky, Hospital Refunding and Improvement    3/07 at 102.00      BBB-       5,253,031
              Revenue Bonds (Clark Regional Medical Center Project),
              Series 1997, 6.200%, 4/01/13

       4,000 Hopkins County, Kentucky, Hospital Revenue Bonds (The        11/02 at 101.00       AAA       4,095,720
              Trover Clinic Foundation, Incorporated), Series 1991,
              6.625%, 11/15/11

----
18

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

             Jefferson County, Kentucky, Health Facilities Revenue Bonds
             (Jewish Hospital Healthcare Services Inc. Project), Series
             1992:
    $  1,190   6.500%, 5/01/15                                            11/02 at 102.00       AAA $     1,258,865
      12,785   6.550%, 5/01/22                                            11/02 at 102.00       AAA      13,448,414

       2,900 Jefferson County, Kentucky, Insured Hospital Revenue Bonds   10/02 at 102.00       AAA       2,991,408
              (Alliant Health System, Inc. Project), Series 1992,
              6.436%, 10/01/14

       1,000 Kentucky Development Finance Authority, Hospital Refunding   11/02 at 100.00       AAA       1,003,440
              and Improvement Revenue Bonds (St. Elizabeth Medical
              Center), Series 1991A, 6.000%, 11/01/10

       1,500 Kentucky Economic Development Finance Authority, Medical      2/08 at 102.00       AAA       1,507,965
              Center Refunding and Improvement Revenue Bonds (Ashland
              Hospital Corporation), Series 1998, 5.000%, 2/01/18

       5,000 Kentucky Economic Development Finance Authority, Hospital    12/03 at 102.00       AAA       5,275,850
              Facilities Revenue Bonds (St. Elizabeth Medical Center,
              Inc. Project), Series 1993A, 6.000%, 12/01/22

       9,500 Kentucky Economic Development Finance Authority, Hospital     2/07 at 102.00       AAA       9,712,420
              Revenue and Refunding Revenue Bonds (Pikeville United
              Methodist Hospital of Kentucky, Inc. Project), Series
              1997, 5.700%, 2/01/28

             Kentucky Economic Development Finance Authority, Hospital
             System Refunding and Improvement Revenue Bonds (Appalachian
             Regional Healthcare, Inc. Project), Series 1997:
         500  5.500%, 10/01/07                                               No Opt. Call       BB-         476,420
         500  5.600%, 10/01/08                                             4/08 at 102.00       BB-         472,925
       3,500  5.850%, 10/01/17                                             4/08 at 102.00       BB-       3,079,965
       1,500  5.875%, 10/01/22                                             4/08 at 102.00       BB-       1,282,200

             Kentucky Economic Development Finance Authority, Revenue
             Bonds (Catholic Health Initiatives), Series 2001:
       1,000  5.250%, 9/01/21                                              9/11 at 100.00       AA-         985,030
       1,000  5.250%, 9/01/24                                              9/11 at 100.00       AA-         977,460

       1,665 McCracken County, Kentucky, Hospital Facilities Revenue      11/04 at 102.00       AAA       1,808,423
              Refunding Bonds (Mercy Health System), Series 1994A,
              6.300%, 11/01/06
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.2%

       2,500 Greater Kentucky Housing Assistance Corporation, Mortgage     1/03 at 100.00       AAA       2,512,675
              Revenue Refunding Bonds (FHA-Insured Mortgage Loans -
              Section 8 Assisted Projects), Series 1993A, 6.250%, 7/01/24

       3,490 City of Henderson, Kentucky, Residential Facilities Revenue   5/09 at 102.00       N/R       3,188,604
              Bonds (Pleasant Pointe Project), Senior Tax-Exempt Series
              1999A, 6.125%, 5/01/29
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 6.8%

       2,000 Kentucky Housing Corporation, Housing Revenue Bonds, 2000    11/10 at 100.00       AAA       2,068,880
              Series F, 5.850%, 7/01/20 (Alternative Minimum Tax)

       5,880 Kentucky Housing Corporation, Housing Revenue Bonds, 1996     7/06 at 102.00       AAA       6,090,622
              Series E, 6.300%, 1/01/28 (Alternative Minimum Tax)

       2,870 Kentucky Housing Corporation, Housing Revenue Bonds, 1997     6/07 at 102.00       AAA       2,995,362
              Series B, 6.250%, 7/01/28 (Alternative Minimum Tax)

       1,000 Kentucky Housing Corporation, Housing Revenue Bonds           7/02 at 102.00       AAA       1,021,300
              (Federally Insured or Guaranteed Mortgage Loans), Series
              1992B, 6.625%, 7/01/14

       1,965 Kentucky Housing Corporation, Housing Revenue Bonds, 1998     1/09 at 101.00       AAA       1,932,951
              Series F, 5.000%, 7/01/18 (Alternative Minimum Tax)

         550 Kentucky Housing Corporation, Housing Revenue Bonds           1/04 at 102.00       AAA         562,975
              (Federally Insured or Guaranteed Mortgage Loans), 1994
              Series A, 6.500%, 7/01/17

       9,480 Kentucky Housing Corporation, Housing Revenue Bonds, Series   4/09 at 101.00       AAA       9,333,913
              1999A, 5.200%, 1/01/31

       1,295 Kentucky Housing Corporation, Housing Revenue Bonds           7/04 at 102.00       AAA       1,326,585
              (Federally Insured or Guaranteed Mortgage Loans), 1994
              Series C, 6.400%, 1/01/17

       1,245 Kentucky Housing Corporation, Housing Revenue Bonds           1/05 at 102.00       AAA       1,296,904
              (Federally Insured or Guaranteed Mortgage Loans), 1995
              Series B, 6.625%, 7/01/26 (Alternative Minimum Tax)

----
19

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

    $  5,335 Kentucky Housing Corporation, Housing Revenue Bonds, 1999     4/09 at 101.00       AAA $     5,181,245
              Series B, 5.250%, 1/01/28 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 4.4%

       4,840 City of Florence, Kentucky, Housing Facilities Revenue        8/09 at 101.00         A       4,937,284
              Bonds (Bluegrass RHF Housing, Inc. Project), Series 1999,
              6.375%, 8/15/29

             Jefferson County, Kentucky, First Mortgage Revenue Bonds
             (The First Christian Church Homes of Kentucky Project),
             Series 1994:
       1,240   6.000%, 11/15/09                                           11/04 at 102.00       BBB       1,255,140
         715   6.125%, 11/15/13                                           11/04 at 102.00       BBB         714,857
       3,210   6.125%, 11/15/18                                           11/04 at 102.00       BBB       3,123,394

             Kentucky Economic Development Finance Authority, Healthcare
             Facilities Revenue Bonds (The Christian Church Homes of
             Kentucky Inc. Obligated Group), Series 1998:
       1,800   5.375%, 11/15/23                                            5/08 at 102.00       BBB       1,614,636
       3,500   5.500%, 11/15/30                                            5/08 at 102.00       BBB       3,129,385

             Kentucky Economic Development Finance Authority, Tax-Exempt
             Mortgage Revenue Bonds (South Central Nursing Homes, Inc.
             Project), Series 1997A:
       2,000  6.000%, 1/01/27 (Mandatory put 7/01/20)                      1/08 at 105.00       AAA       2,060,700
       3,700  6.000%, 1/01/27 (Mandatory put 1/01/24)                      1/08 at 105.00       AAA       3,782,658
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 2.8%

       2,500 Jefferson County, Kentucky, General Obligation Refunding      5/09 at 100.00        AA       2,678,900
              Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative Minimum
              Tax)

       1,175 Louisville, Kentucky, General Obligation Bonds, Series       11/11 at 101.00       AA-       1,171,334
              2001A, 5.000%, 11/01/21

       1,310 Commonwealth of Puerto Rico, General Obligation Public        7/06 at 101.50        A-       1,321,620
              Improvement Bonds of 1996, 5.400%, 7/01/25

       2,000 Commonwealth of Puerto Rico, General Obligation Public        7/07 at 100.00        A-       2,013,580
              Improvement Refunding Bonds, Series 1997, 5.375%, 7/01/25

       4,400 Commonwealth of Puerto Rico, Public Improvement Bonds,          No Opt. Call       AAA       5,640,316
              TICS, 10.190%, 7/01/19 (IF)
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 22.6%

       1,875 Bell County Public Properties Corporation, Kentucky, First    3/11 at 102.00       AAA       1,994,250
              Mortgage Revenue Bonds (Judicial Center Project), Series
              2000, 5.850%, 9/01/28

       1,465 Boone County Public Properties Corporation, Kentucky, First   9/12 at 101.00       Aa3       1,470,171
              Mortgage Bonds (AOC Judicial Facility), Series 2001,
              5.125%, 9/01/22

         615 Boone County School District Finance Corporation, Kentucky,   2/03 at 102.00       Aa3         640,652
              School Building Refunding and Improvement Revenue Bonds,
              Series 1993, 6.000%, 2/01/18

       1,005 Casey County School District Finance Corporation, Kentucky,   3/05 at 102.00       Aa3       1,052,858
              School Building Revenue Bonds, Series 1995, 5.750%, 3/01/15

             Daviess County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 1994:
         505  5.800%, 5/01/11                                              5/04 at 102.00       Aa3         529,563
         535  5.800%, 5/01/12                                              5/04 at 102.00       Aa3         560,150
         570  5.800%, 5/01/13                                              5/04 at 102.00       Aa3         595,787
         600  5.800%, 5/01/14                                              5/04 at 102.00       Aa3         626,124

             Fayette County School District Finance Corporation,
             Kentucky, School Building Revenue Bonds, Series 2000:
       1,665  5.500%, 6/01/18                                              6/10 at 101.00       AA-       1,760,454
       2,795  5.500%, 6/01/20                                              6/10 at 101.00       AA-       2,921,027

       1,070 Fleming County School District Finance Corporation,           3/05 at 102.00        A+       1,121,253
              Kentucky, School Building Revenue Bonds, Series 1995,
              5.875%, 3/01/15

       3,155 City of Florence Public Properties Corporation, Kentucky,     6/07 at 102.00       AAA       3,220,876
              First Mortgage Revenue Bonds (Administrative Office
              Complex Project), Series 1997, 5.500%, 6/01/27

----
20

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,260 Floyd County Public Properties Corporation, Kentucky, First   3/06 at 102.00        A+ $     1,280,009
              Mortgage Revenue Bonds (Floyd County Justice Center
              Project), Series 1995A, 5.550%, 9/01/23

       3,550 Floyd County Public Properties Corporation, Kentucky, First   3/06 at 102.00        A+       3,709,324
              Mortgage Revenue Bonds (Floyd County Justice Center
              Project), Series 1996B, 6.200%, 9/01/26

       1,200 Floyd County School District Finance Corporation, Kentucky,   5/05 at 102.00       Aa3       1,250,640
              School Building Revenue Bonds, Series 1995, 5.500%, 5/01/15

         406 Jefferson County, Kentucky, Equipment Lease Purchase          6/02 at 101.00       N/R         419,086
              Revenue Bonds (Energy System Project), Series 1987,
              9.000%, 6/01/03

          75 Jefferson County, Kentucky, Equipment Lease Purchase          6/02 at 102.00       N/R          78,101
              Revenue Bonds (Energy System Project), Series 1988,
              9.500%, 6/01/03

       4,500 Kenton County Public Properties Corporation, Kentucky,        3/09 at 101.00       Aa3       4,304,655
              First Mortgage Revenue Bonds (Courthouse Facilities
              Project), 1998 Series A, 5.000%, 3/01/29

             Kentucky Area Development Districts Financing Trust, City
             of Ewing, Lease Acquisition Program Revenue Bonds, Fixed
             Rate Series 2000C:
         750   5.850%, 6/01/20                                             6/10 at 102.00        AA         779,633
       1,000   6.000%, 6/01/30                                             6/10 at 102.00        AA       1,035,350

         400 State Property and Buildings Commission, Commonwealth of      5/10 at 100.00       AAA         425,172
              Kentucky, Agency Fund Revenue Bonds (Project No. 66A),
              5.750%, 5/01/20

             State Property and Buildings Commission, Commonwealth of
             Kentucky, Revenue Bonds (Project No. 72), Refunding Series
             2001:
       4,375  5.375%, 10/01/18                                            10/11 at 100.00       AAA       4,563,825
       5,860  5.375%, 10/01/19                                            10/11 at 100.00       AAA       6,081,625

       4,000 Kentucky Turnpike Authority, Economic Development Road        7/11 at 100.00       AAA       4,068,640
              Revenue Refunding Bonds (Revitalization Project), Series
              2001B, 5.150%, 7/01/19

      11,000 Lexington and Fayette Counties Urban County Government,       7/08 at 102.00       AAA      10,786,490
              Kentucky, Public Facilities Corporation Mortgage Revenue
              Bonds, Series 1998, 5.125%, 10/01/31

         650 Magoffin County School District Finance Corporation,          6/10 at 101.00       Aa3         691,730
              Kentucky, School Building Revenue Bonds, Series 2000,
              5.750%, 6/01/20

       1,525 McCracken County Public Properties Corporation, Kentucky,     9/06 at 102.00       AAA       1,599,817
              Public Project Revenue Bonds (Court Facilities Project),
              Series 1995, 5.900%, 9/01/26

       1,365 McCreary County School District Finance Corporation,          8/05 at 102.00       Aa3       1,424,842
              Kentucky, School Building Revenue Bonds, Second Series
              1995, 5.600%, 8/01/16

       1,410 Morgan County School District Finance Corporation,            9/04 at 102.00       Aa3       1,471,984
              Kentucky, School Building Revenue Bonds, Series 1994,
              6.000%, 9/01/14

      13,000 Mount Sterling, Kentucky, Lease Revenue Bonds (Kentucky       3/03 at 102.00       Aa3      13,312,780
              League of Cities Funding Program), Series 1993A, 6.200%,
              3/01/18

       5,100 Oldham County School District Finance Corporation,            4/11 at 101.00       Aa3       5,175,939
              Kentucky, School Building Revenue Bonds, Series 2001A,
              5.125%, 4/01/21

       1,360 Owen County School District Finance Corporation, Kentucky,    4/11 at 101.00       Aa3       1,354,152
              School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21

             Pendleton County, Kentucky, County Lease Revenue Bonds
             (Kentucky Associated Counties Leasing Trust Program),
             Series 1993-A:
      12,960  6.500%, 3/01/19                                              3/03 at 102.00         A      13,346,467
         500  6.400%, 3/01/19                                                No Opt. Call         A         572,265

       4,000 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call       AAA       4,383,240
              Revenue Bonds (Reset Option Long Certificates), Series
              1994 II-R-66, 9.440%, 1/01/13 (IF)

         115 Puerto Rico Infrastructure Finance Authority, Special Tax     7/02 at 100.00      BBB+         118,519
              Revenue Bonds, Series 1988A, 7.750%, 7/01/08

       7,000 Warren County Justice Center Expansion Corporation,           9/07 at 102.00       AAA       7,049,700
              Kentucky, First Mortgage Revenue Bonds (AOC Judicial
              Facility), Series 1997A, 5.250%, 9/01/24

----
21

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Transportation - 4.5%

    $ 10,540 Kenton County Airport Board, Kentucky, Special Facilities     8/02 at 100.00       BB+ $     9,566,947
              Revenue Bonds (Delta Air Lines Project), 1992 Series A,
              6.125%, 2/01/22 (Alternative Minimum Tax)

       1,250 Kenton County Airport Board, Kentucky, Cincinnati/Northern    3/06 at 102.00       AAA       1,327,325
              Kentucky International Airport Revenue Bonds, Series
              1996B, 5.750%, 3/01/13

       5,000 Louisville and Jefferson Counties Regional Airport            7/05 at 102.00       AAA       5,056,700
              Authority, Kentucky, Airport System Revenue Bonds, 1995
              Series A, 5.625%, 7/01/25 (Alternative Minimum Tax)

       6,000 Louisville and Jefferson Counties Regional Airport            3/09 at 101.00      Baa3       5,117,040
              Authority, Kentucky, Special Facilities Revenue Bonds
              (Airis Louisville, L.L.C. Project), 1999 Series A, 5.500%,
              3/01/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 9.5%

         430 Bardstown Independent School District Finance Corporation,   11/02 at 102.00    Aa3***         446,942
              Kentucky, School Building Refunding and Improvement
              Revenue Bonds, Series 1992, 6.375%, 5/01/17 (Pre-refunded
              to 11/01/02)

       1,595 City of Bowling Green Municipal Projects Corporation,        12/04 at 102.00     A2***       1,789,191
              Kentucky, Lease Revenue Bonds, Series 1994, 6.500%,
              12/01/14 (Pre-refunded to 12/01/04)

             Hardin County, Kentucky, Building Commission Revenue Bonds
             (Detention Facility Project), Series 1994:
         525  6.200%, 12/01/11 (Pre-refunded to 12/01/04)                 12/04 at 102.00       AAA         584,561
       1,775  6.250%, 12/01/14 (Pre-refunded to 12/01/04)                 12/04 at 102.00       AAA       1,978,522

       3,465 Hopkins County School District Finance Corporation,           6/04 at 102.00    Aa3***       3,797,848
              Kentucky, School Building Revenue Bonds, Series 1994,
              6.200%, 6/01/19 (Pre-refunded to 6/01/04)

       4,900 Jefferson County, Kentucky, Insured Hospital Revenue Bonds   10/02 at 102.00       AAA       5,091,884
              (Alliant Health System, Inc. Project), Series 1992,
              6.436%, 10/01/14 (Pre-refunded to 10/29/02)

       2,000 Jefferson County, Kentucky, Student Housing Industrial        9/09 at 102.00    N/R***       2,419,120
              Building Revenue Bonds (Collegiate Housing Foundation -
              University of Louisville Project), Series 1999A, 7.125%,
              9/01/29 (Pre-refunded to 9/01/09)

       2,500 Jessamine County School District Finance Corporation,         6/04 at 102.00    Aa3***       2,736,500
              Kentucky, School Building Revenue Bonds, Series 1994,
              6.125%, 6/01/19 (Pre-refunded to 6/01/04)

             Kentucky Infrastructure Authority, Infrastructure Revolving
             Fund Program Revenue Bonds, 1995 Series J:
         440  6.300%, 6/01/10 (Pre-refunded to 6/01/05)                    6/05 at 102.00    AA-***         492,589
         360  6.350%, 6/01/11 (Pre-refunded to 6/01/05)                    6/05 at 102.00    AA-***         403,542
         600  6.375%, 6/01/14 (Pre-refunded to 6/01/05)                    6/05 at 102.00    AA-***         673,002

       1,000 Lawrence County School District Finance Corporation,         11/04 at 102.00    Aa3***       1,122,440
              Kentucky, School Building Revenue Bonds, Series 1994,
              6.750%, 11/01/14 (Pre-refunded to 11/01/04)

             Lexington-Fayette Urban County Government, Kentucky,
              Governmental Project Revenue Bonds
             (University of Kentucky Alumini Association, Inc.
              Commonwealth Library Project), Series 1994:
       3,195   6.750%, 11/01/17 (Pre-refunded to 11/01/04)                11/04 at 102.00       AAA       3,591,052
       4,320   6.750%, 11/01/24 (Pre-refunded to 11/01/04)                11/04 at 102.00       AAA       4,855,507

             Louisville and Jefferson Counties Metropolitan Sewer
             District, Kentucky, Sewer and Drainage System Revenue
             Bonds, Series 1994A:
       2,720   6.750%, 5/15/19 (Pre-refunded to 11/15/04)                 11/04 at 102.00       AAA       3,061,442
       2,070   6.500%, 5/15/24 (Pre-refunded to 11/15/04)                 11/04 at 102.00       AAA       2,317,551
       2,500   6.750%, 5/15/25 (Pre-refunded to 11/15/04)                 11/04 at 102.00       AAA       2,813,825

       2,600 Commonwealth of Puerto Rico, General Obligation Public        7/10 at 100.00       AAA       2,922,036
              Improvement Bonds of 2000, 5.750%, 7/01/26 (Pre-refunded
              to 7/01/10)

       2,800 City of Russell, Kentucky, Health System Revenue Refunding    1/10 at 100.00   Baa2***       3,040,828
              Bonds (Franciscan Health Partnership, Inc.), Our Lady of
              Bellefonte Hospital Issue, Series 1997, 5.500%, 7/01/15
              (Pre-refunded to 1/01/10)
-------------------------------------------------------------------------------------------------------------------
             Utilities - 8.7%

       6,000 Boone County, Kentucky, Collateralized Pollution Control      1/04 at 102.00       AAA       6,068,580
              Revenue Refunding Bonds (Cincinnati Gas and Electric
              Company Project), 1994 Series A, 5.500%, 1/01/24

----
22

   Principal
     Amount/                                                                Optional Call                    Market
Shares (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $  5,030 Carroll County, Kentucky, Collateralized Pollution Control    6/02 at 102.00        A1 $     5,145,640
              Revenue Bonds (Kentucky Utilities Company Project), 1992
              Series B, 6.250%, 2/01/18 (Pre-refunded to 6/24/02)

       1,750 Jefferson County, Kentucky, Pollution Control Revenue Bonds   4/05 at 102.00        A1       1,784,440
              (Louisville Gas and Electric Company Project), 1995 Series
              A, 5.900%, 4/15/23

       1,250 Mercer County, Kentucky, Collateralized Pollution Control     6/02 at 102.00        A1       1,278,700
              Revenue Bonds (Kentucky Utilities Company Project), Series
              1992A, 6.250%, 2/01/18 (Pre-refunded to 6/24/02)

             City of Owensboro, Kentucky, Electric Light and Power
              System Revenue Bonds, 1991-B Series:
       7,100   0.000%, 1/01/11                                               No Opt. Call       AAA       4,833,680
       6,475   0.000%, 1/01/12                                               No Opt. Call       AAA       4,175,792
       7,900   0.000%, 1/01/17                                               No Opt. Call       AAA       3,763,402
      13,300   0.000%, 1/01/18                                               No Opt. Call       AAA       5,940,046
       5,100   0.000%, 1/01/19                                               No Opt. Call       AAA       2,135,166
       4,725   0.000%, 1/01/20                                               No Opt. Call       AAA       1,851,444

         400 City of Owensboro, Kentucky, Electric Light and Power           No Opt. Call       AAA         383,072
              System Revenue Bonds, Series 1993A, 0.000%, 1/01/04
              (Alternative Minimum Tax)

       3,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/04 at 102.00        A-       3,225,000
              Series T, 6.000%, 7/01/16
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.1%

       1,405 Christian County Water District, Kentucky, Waterworks        10/09 at 101.00       Aaa       1,499,599
              Revenue Bonds, Series 1999, 6.000%, 1/01/30

       1,750 City of Henderson, Kentucky, Water and Sewer Revenue         11/04 at 103.00       AAA       1,865,728
              Refunding Bonds, Series 1994A, 6.100%, 11/01/14

             Kentucky Infrastructure Authority, Revenue Bonds
              (Governmental Agencies Program), 1995 Series G:
         420   6.300%, 8/01/10                                             8/05 at 102.00         A         453,037
         445   6.350%, 8/01/11                                             8/05 at 102.00         A         480,934
         825   6.375%, 8/01/14                                             8/05 at 102.00         A         913,745

       1,000 Kentucky Water Finance Corporation, Multimodal Public         2/11 at 102.00       AA-       1,029,390
              Projects Revenue Bonds (Flexible Term Program), Series
              2001A, 5.375%, 2/01/20

             Louisville and Jefferson Counties Metropolitan Sewer
              District, Kentucky, Sewer and Drainage
             System Revenue Bonds, Series 1997B:
       6,000   5.350%, 5/15/22                                            11/07 at 101.00       AAA       6,099,719
       2,500   5.200%, 5/15/25                                            11/07 at 101.00       AAA       2,498,274

      16,000 Louisville and Jefferson Counties Metropolitan Sewer         11/11 at 101.00       AAA      16,400,159
              District, Kentucky, Sewer and Drainage System Revenue
              Bonds, 2001 Series A, 5.500%, 5/15/34

       6,920 Northern Kentucky Water District, Revenue Bonds, Series       2/12 at 100.00       Aaa       6,722,779
              2002A Refunding, 5.000%, 2/01/27
-------------------------------------------------------------------------------------------------------------------
    $470,516 Total Investments (cost $443,250,491) - 98.2%                                              458,041,897
-------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.9%

    $  4,000 Merrill Lynch Institutional Tax-Exempt Money Market Fund,                                    4,000,000
              1.440%
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.9%                                                         4,201,024
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   466,242,921
             -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.

                                See accompanying notes to financial statements.

----
23

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND
May 31, 2002


   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Basic Materials - 0.6%

    $  1,650 Dickinson County Economic Development Corporation,           10/03 at 102.00       BBB $      1,657,343
              Michigan, Pollution Control Revenue Refunding Bonds
              (Champion International Corporation Project), Series 1993,
              5.850%, 10/01/18
--------------------------------------------------------------------------------------------------------------------
             Capital Goods - 0.4%

       1,055 Michigan Strategic Fund, Limited Obligation Revenue Bonds    12/03 at 102.00       BBB        1,041,232
              (WMX Technologies, Inc. Project), Series 1993, 6.000%,
              12/01/13 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 0.7%

       2,000 Michigan Strategic Fund, Multi-Modal Interchangeable Rate     9/05 at 102.00        A3        2,051,260
              Pollution Control Refunding Revenue Bonds (General Motors
              Corporation), Series 1995, 6.200%, 9/01/20
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.1%

         285 The Children's Trust Fund, Puerto Rico, Tobacco Settlement    7/10 at 100.00       Aa3          291,167
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 2.2%

       6,150 Board of Governors of Wayne State University, Michigan,      11/09 at 101.00       AAA        6,025,586
              General Revenue Bonds, Series 1999, 5.125%, 11/15/29
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 14.9%

             City of Flint Hospital Building Authority, Michigan,
             Revenue Rental Bonds (Hurley Medical Center), Series 1998B:
       1,000   5.375%, 7/01/18                                             7/08 at 101.00      Baa2          894,690
       1,000   5.375%, 7/01/28                                             7/08 at 101.00      Baa2          835,490

         160 Grand Traverse County Hospital Finance Authority, Michigan,   7/02 at 102.00       AAA          163,677
              Hospital Revenue Refunding Bonds (Munson Healthcare
              Obligated Group), Series 1992A, 6.250%, 7/01/22

       3,750 Kent Hospital Finance Authority, Michigan, Revenue Bonds      7/11 at 101.00        AA        3,699,188
              (Spectrum Health), Series 2001A, 5.500%, 1/15/31

       3,530 Lake View Community Hospital Authority, Michigan, Hospital    2/07 at 101.00       N/R        3,309,693
              Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13

       6,400 Michigan State Hospital Finance Authority, Revenue            8/03 at 102.00      BBB-        6,236,800
              Refunding Bonds (Detroit Medical Center Obligated Group),
              Series 1993A, 6.500%, 8/15/18

       2,920 Michigan State Hospital Finance Authority, Hospital Revenue   8/04 at 102.00      BBB-        2,433,791
              Refunding Bonds (Detroit Medical Center Obligated Group),
              Series 1993B, 5.500%, 8/15/23

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue   1/05 at 102.00        A+        1,031,690
              Refunding Bonds (Otsego Memorial Hospital Gaylord), Series
              1995, 6.125%, 1/01/15

       5,000 Michigan State Hospital Finance Authority, Revenue Bonds     11/09 at 101.00        AA        5,231,250
              (Ascension Health Credit Group), Series 1999A, 6.125%,
              11/15/26

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue     No Opt. Call       BBB        1,038,920
              Refunding Bonds (Gratiot Community Hospital, Alma), Series
              1995, 6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue  10/06 at 102.00      BBB-          896,310
              Bonds (Michigan Community Hospital), Series 1996, 6.250%,
              10/01/27

       1,475 Michigan State Hospital Finance Authority, Hospital Revenue   5/08 at 101.00       BBB        1,313,606
              Refunding Bonds (Chelsea Community Hospital), Series 1998,
              5.375%, 5/15/19

       1,250 Michigan State Hospital Finance Authority, Hospital Revenue   8/08 at 101.00      BBB-          992,625
              Bonds (Detroit Medical Center Obligated Group),
              Series 1998A, 5.250%, 8/15/28

       2,200 Michigan State Hospital Finance Authority, Hospital Revenue  11/09 at 101.00        A1        2,261,424
              Bonds (Henry Ford Health System), Series 1999A, 6.000%,
              11/15/24

             Pontiac Hospital Finance Authority, Michigan, Hospital
             Revenue Refunding Bonds (NOMC Obligated Group), Series 1993:
       3,000   6.000%, 8/01/18                                             8/03 at 102.00      BBB-        2,472,420
       5,165   6.000%, 8/01/23                                             8/03 at 102.00      BBB-        4,096,465

       3,000 Royal Oak Hospital Finance Authority, Michigan, Hospital      1/06 at 102.00       AAA        3,009,210
              Revenue Refunding Bonds (William Beaumont Hospital),
              Series 1996I, 5.250%, 1/01/20

----
24

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  1,000 Royal Oak Hospital Finance Authority, Michigan, Hospital     11/11 at 100.00       AAA $       984,500
              Revenue Bonds (William Beaumont Hospital), Series 2001M,
              5.250%, 11/15/31

         500 Saginaw Hospital Finance Authority, Michigan, Hospital        7/02 at 101.00       AAA         507,035
              Revenue Refunding Bonds (St. Luke's Hospital), Series
              1991C, 6.750%, 7/01/17
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.0%

         410 Grand Rapids Housing Corporation, Michigan, Multifamily       1/04 at 104.00       AAA         425,203
              Revenue Refunding Bonds (FHA-Insured Mortgage
              Loan - Section 8 Assisted Elderly Project), Series 1992,
              7.375%, 7/15/41

         750 Grand Rapids Housing Finance Authority, Michigan,             9/04 at 100.00       AAA         788,385
              Multifamily Housing Refunding Revenue Bonds (Fannie Mae
              Collateralized), Series 1990A, 7.625%, 9/01/23

       1,190 Michigan State Housing Development Authority, Limited         4/05 at 102.00       Aaa       1,250,262
              Obligation Multifamily Revenue Refunding Bonds (GNMA
              Collateralized Program - Parc Pointe Apartments), Series
              1995A, 6.500%, 10/01/15

       6,000 Michigan State Housing Development Authority, Section 8         No Opt. Call       AA-       2,062,680
              Assisted Mortgage Revenue Bonds, Series 1983I, 0.000%,
              4/01/14

         365 Michigan State Housing Development Authority, Rental         10/02 at 102.00       AA-         374,443
              Housing Revenue Bonds, 1992 Series A, 6.650%, 4/01/23

       1,000 Michigan State Housing Development Authority, Rental          6/05 at 102.00       AAA       1,049,860
              Housing Revenue Bonds, 1995 Series B, 6.150%, 10/01/15

       2,500 Michigan State Housing Development Authority, Rental          4/09 at 101.00       AAA       2,407,200
              Housing Revenue Bonds, 1999 Series A, 5.300%, 10/01/37
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.0%

       2,000 Michigan State Housing Development Authority, Single Family   6/10 at 100.00       AAA       2,110,100
              Mortgage Revenue Bonds, Series 1999B-1, 6.300%, 12/01/20
              (Alternative Minimum Tax)

       2,195 Michigan State Housing Development Authority, Single Family  12/04 at 102.00       AA+       2,310,018
              Mortgage Revenue Refunding Bonds, Series 1994C, 6.500%,
              6/01/16

       1,100 Michigan State Housing Development Authority, Single Family   6/12 at 100.00       AAA       1,105,038
              Mortgage Revenue Bonds, 2002 Series B, 5.500%, 6/01/30
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 5.1%

       2,000 The Charter Township of Grand Rapids Economic Development     7/09 at 101.00         A       1,934,260
              Corporation, Michigan, Limited Obligation Revenue Bonds
              (Porter Hills Obligated Group - Cook Valley Estate
              Project), Series 1999, 5.450%, 7/01/29

       2,500 City of Kalamazoo Economic Development Corporation,           5/07 at 102.00       BBB       2,376,875
              Kalamazoo County, Michigan, Limited Obligation Revenue and
              Refunding Revenue Bonds (Friendship Village of Kalamazoo),
              Series 1997A, 6.250%, 5/15/27

       1,200 Michigan State Hospital Finance Authority, Revenue Bonds      1/06 at 102.00       N/R       1,180,392
              (Presbyterian Villages of Michigan Obligation Group),
              Series 1995, 6.500%, 1/01/25

             Michigan State Hospital Finance Authority, Revenue Bonds
             (Presbyterian Villages of Michigan Obligated Group), Series
             1997:
         600   6.375%, 1/01/15                                             1/07 at 102.00       N/R         605,886
         500   6.375%, 1/01/25                                             1/07 at 102.00       N/R         485,425

             Michigan Strategic Fund, Limited Obligation Revenue Bonds
             (Porter Hills Presbyterian Village), Series 1998 Refunding:
         400   5.300%, 7/01/18                                             7/08 at 101.00         A         391,888
       1,675   5.375%, 7/01/28                                             7/08 at 101.00         A       1,591,652

       5,800 Michigan Strategic Fund, Limited Obligation Revenue Bonds     6/08 at 100.00       BBB       5,311,350
              (Clark Retirement Community Inc. Project), Series 1998,
              5.250%, 6/01/18

         250 Warren Economic Development Corporation, Michigan, Nursing    9/02 at 101.00       Aaa         252,770
              Home Revenue Refunding Bonds (GNMA Mortgage-Backed
              Security - Autumn Woods Project), Series 1992, 6.900%,
              12/20/22

----
25

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 23.4%

    $  1,000 Anchor Bay School District, Macomb and St. Clair Counties,    5/12 at 100.00       AAA $     1,059,130
              Michigan, General Obligation Bonds, Series 2002, 5.500%,
              5/01/18

       1,625 Brighton Township Sanitary Sewer Drainage District,           4/09 at 100.00       AAA       1,655,209
              Livingston County, Michigan, General Obligation Limited
              Tax Bonds, Series 2000, 5.250%, 10/01/19

       1,500 Clarkston Community Schools, Michigan, General Obligation     5/07 at 100.00       AAA       1,504,110
              School Building Bonds, 5.250%, 5/01/23

       1,800 Coopersville Area Public Schools, Ottawa and Muskegon         5/09 at 100.00       AAA       1,731,690
              Counties, Michigan, 1999 School Building and Site Bonds
              (General Obligation - Unlimited Tax), 5.000%, 5/01/29

       2,520 City of Detroit, Michigan, General Obligation Unlimited Tax   4/10 at 101.00       AAA       2,660,540
              Bonds, Series 1999-B, 5.500%, 4/01/18

       8,410 City of Detroit School District, Wayne County, Michigan,      5/09 at 101.00       AAA       7,690,020
              School Building and Site Improvement Bonds (General
              Obligation - Unlimited Tax), Series 1998B, 4.750%, 5/01/28

             City of Detroit School District, Wayne County, Michigan,
             School Building and Site Improvement Bonds (General
             Obligation - Unlimited Tax), Series 2001A:
       2,000   5.500%, 5/01/21                                             5/12 at 100.00       AAA       2,081,320
         250   5.125%, 5/01/31                                             5/12 at 100.00       AAA         244,095

       1,000 Frankenmuth School District, Saginaw and Tuscola Counties,    5/10 at 100.00       AAA       1,069,720
              Michigan, 2000 School Building and Site Bonds (General
              Obligation - Unlimited Tax), 5.625%, 5/01/16

       2,430 Garden City School District, Wayne County, Michigan, 1994     5/04 at 101.00       AAA       2,625,907
              Refunding Bonds (General Obligation -  Unlimited Tax),
              6.400%, 5/01/11

       2,000 Garden City School District, Wayne County, Michigan,          5/11 at 100.00       AAA       1,936,220
              General Obligation Bonds, Series 2001 Refunding, 5.000%,
              5/01/26

       5,600 Grand Ledge Public Schools, Eaton, Clinton and Ionia          5/05 at 102.00       AAA       5,650,232
              Counties, Michigan, 1995 Refunding Bonds, 5.375%, 5/01/24

       4,350 Hartland Consolidated School District, Livingston County,     5/11 at 100.00       AAA       4,262,696
              Michigan, General Obligation Bonds, Series 2001 Refunding,
              5.125%, 5/01/29

       1,000 Hastings Area School System, Barry County, Michigan,          5/11 at 100.00       AAA         968,110
              Building and Site Bonds (General Obligation - Unlimited
              Tax), Series 2001, 5.000%, 5/01/26

       1,000 Holt Public Schools, Ingham and Eaton Counties, Michigan,     5/10 at 100.00       AAA       1,028,030
              2000 School Building and Site Bonds (General
              Obligation - Unlimited Tax), Series A, 5.500%, 5/01/23

       2,000 Jonesville Community Schools, Hillsdale and Jackson           5/09 at 100.00       AAA       2,080,180
              Counties, Michigan, 1999 School Building and Site Bonds
              (General Obligation - Unlimited Tax), 5.750%, 5/01/29

       1,000 Livonia Municipal Building Authority, Wayne County,           5/10 at 100.00       AAA         960,060
              Michigan, Building Authority Bonds, Series 2001, 5.000%,
              5/01/27

       2,700 Livonia Public Schools District, Wayne County, Michigan,        No Opt. Call       AAA       2,134,728
              1992 School Building and Site Bonds (General
              Obligation - Unlimited Tax), Series II, 0.000%, 5/01/08

       2,000 Livonia Public Schools District, Wayne County, Michigan,      5/10 at 100.00       AAA       2,119,200
              2000 School Building and Site Bonds (General
              Obligation - Unlimited Tax), 5.875%, 5/01/25

       2,800 Michigan Municipal Bond Authority, Local Government Loan        No Opt. Call       AAA       2,200,464
              Program Revenue Bonds, Series 1991C, Group A, 0.000%,
              6/15/08

       2,775 Milan Area Schools, Washtenaw and Monroe Counties,            5/10 at 100.00       AAA       2,949,631
              Michigan, 2000 School Building and Site Bonds (General
              Obligation - Unlimited Tax), Series A, 5.750%, 5/01/20

             Okemos Public Schools, Ingham County, Michigan, 1993
              Refunding Bonds:
       1,000   0.000%, 5/01/17                                               No Opt. Call       AAA         473,170
       1,020   0.000%, 5/01/18                                               No Opt. Call       AAA         452,656

       1,500 Portage Lake Water and Sewage Authority, Houghton County,    10/05 at 102.00       AAA       1,590,570
              Michigan, Refunding Bonds (General Obligation - Limited
              Tax), 6.200%, 10/01/20

       1,235 Rochester Community School District, Oakland and Macomb       5/10 at 100.00       AAA       1,317,745
              Counties, Michigan, 2000 School Building, Site and
              Refunding Bonds (General Obligation - Unlimited Tax),
              Series I, 5.750%, 5/01/19

       3,000 Southgate Community School District, Wayne County,            5/09 at 100.00       AAA       2,910,300
              Michigan, 1999 School Building and Site Bonds (General
              Obligation - Unlimited Tax), 5.000%, 5/01/25

----
26

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  2,500 City of Taylor Building Authority, Wayne County, Michigan,    3/10 at 100.00       AAA $      2,556,100
              General Obligation Limited Tax Bonds, Series 2000, 5.125%,
              3/01/17

       3,270 West Ottawa Public Schools, Ottawa County, Michigan, 1992       No Opt. Call       AAA        1,525,357
              Refunding Bonds, 0.000%, 5/01/17

       5,175 Williamston Community School District, Michigan, General        No Opt. Call       AAA        5,463,455
              Obligation Unlimited Tax Bonds, Series 1996, 5.500%,
              5/01/25
-----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 13.2%

       2,000 City of Detroit, Michigan, Building Authority Revenue Bonds   2/07 at 101.00         A        2,114,240
              (District Court Madison Center), Series 1996A, 6.150%,
              2/01/11

       3,705 City of Detroit Downtown Development Authority, Michigan,     7/08 at 100.00       AAA        3,409,860
              Tax Increment Refunding Bonds (Development Area No. 1
              Projects), Series 1998A, 4.750%, 7/01/25

      11,000 Detroit/Wayne County Stadium Authority, Michigan, Building    2/07 at 102.00       AAA       11,007,700
              Authority Stadium Bonds (Limited Tax - General
              Obligation), Series 1997, 5.250%, 2/01/27

             City of Grand Rapids Downtown Development Authority,
             Michigan, Tax Increment Revenue Bonds, Series 1994:
       3,985   0.000%, 6/01/17                                               No Opt. Call       AAA        1,853,145
       3,495   0.000%, 6/01/18                                               No Opt. Call       AAA        1,522,876
       1,650   6.875%, 6/01/24                                             6/04 at 102.00       AAA        1,807,196

         250 Michigan Municipal Bond Authority, Local Government Loan      6/02 at 100.00       AAA          250,175
              Program Revenue Bonds (Insured by Wayne County), Series
              1991A, 4.750%, 12/01/09

         500 Michigan Municipal Bond Authority, State Revolving Fund      10/10 at 101.00       AAA          551,300
              Revenue Bonds (Drinking Water Revolving Fund), Series
              2000, 5.875%, 10/01/17

             Michigan State Building Authority, 2001 Revenue Refunding
              Bonds (Facilities Program), Series I:
       2,720   5.500%, 10/15/19                                           10/11 at 100.00       AA+        2,856,952
       3,500   5.000%, 10/15/24                                           10/11 at 100.00       AA+        3,410,120

       1,500 State of Michigan, Certificates of Participation (525         6/10 at 100.00       AAA        1,551,450
              Redevco Inc), 5.500%, 6/01/20

       1,220 State of Michigan, Certificates of Participation (New         9/11 at 100.00       AAA        1,243,046
              Center Development Inc.), Series 2001, 5.375%, 9/01/21

       2,000 State of Michigan, State Trunk Line Fund Bonds, Series       11/11 at 100.00       AAA        1,939,520
              2001A, 5.000%, 11/01/25

       6,000 The House of Representatives of the State of Michigan,          No Opt. Call       AAA        1,857,300
              Certificates of Participation, 0.000%, 8/15/23

       1,085 Romulus Tax Increment Finance Authority, Wayne County,       11/06 at 100.00       N/R        1,142,245
              Michigan, Limited Obligation Revenue Bonds, 1994 Series
              (Remarketed), 6.750%, 11/01/19
-----------------------------------------------------------------------------------------------------------------------
             Transportation - 1.4%

       4,000 Charter County of Wayne, Michigan, Detroit Metropolitan      12/08 at 101.00       AAA        3,806,160
              Wayne County Airport, Airport Revenue Bonds, Series 1998B,
              5.000%, 12/01/28
-----------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 14.8%

       1,000 Battle Creek Downtown Development Authority, Calhoun          5/04 at 102.00    N/R***        1,117,950
              County, Michigan, 1994 Development Bonds, 7.600%, 5/01/16
              (Pre-refunded to 5/01/04)

       1,800 Battle Creek Tax Increment Finance Authority, Calhoun         5/04 at 102.00     A-***        2,005,758
              County, Michigan, 1994 Development Bonds, 7.400%, 5/01/16
              (Pre-refunded to 5/01/04)

         250 Capital Region Airport Authority, Lansing, Michigan,          7/02 at 102.00       AAA          256,015
              Airport Revenue Bonds, Series 1992, 6.700%, 7/01/21
              (Alternative Minimum Tax) (Pre-refunded to 7/01/02)

       5,000 Detroit Downtown Development Authority, Michigan, Tax         7/06 at 102.00       AAA        5,695,000
              Increment Refunding Bonds (Development Area No. 1
              Projects), Series 1996C, 6.250%, 7/01/25 (Pre-refunded to
              7/01/06)

       2,500 City of Detroit, Michigan, Sewage Disposal System Revenue     1/10 at 101.00       AAA        2,828,575
              Bonds, Series 1999-A, 5.875%, 7/01/27 (Pre-refunded to
              1/01/10)

       2,000 City of Detroit, Michigan, Water Supply System Revenue        1/10 at 101.00       AAA        2,242,440
              Senior Lien Bonds, Series 1999-A, 5.750%, 7/01/26
              (Pre-refunded to 1/01/10)

----
27

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                     Optional Call                    Market
Amount (000) Description                                                           Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  1,800 Board of Regents of Eastern Michigan University, General Revenue  12/06 at 101.00       AAA $     1,999,026
              Bonds, Series 1997, 5.500%, 6/01/27 (Pre-refunded to 12/01/06)

       4,000 Lake Orion Community School District, Oakland County, Michigan,    5/05 at 101.00       AAA       4,510,760
              1994 School Building, Site and Refunding Bonds, 7.000%, 5/01/15
              (Pre-refunded to 5/01/05)

       2,000 Macomb Township Building Authority, Macomb County, Michigan,       4/08 at 101.00       AAA       2,267,220
              2000 Building Authority Bonds, 6.000%, 4/01/27 (Pre-refunded to
              4/01/08)

             Michigan Municipal Bond Authority, State Revolving Fund Revenue
              Bonds, Series 1994:
       1,000   6.500%, 10/01/14 (Pre-refunded to 10/01/04)                     10/04 at 102.00       AAA       1,115,030
       1,000   6.500%, 10/01/17 (Pre-refunded to 10/01/04)                     10/04 at 102.00       AAA       1,115,030

         500 Michigan State Hospital Finance Authority, Hospital Revenue       12/02 at 102.00       AAA         523,010
              Bonds (MidMichigan Obligated Group), Series 1992, 6.900%,
              12/01/24 (Pre-refunded to 12/01/02)

       1,000 Oakland County Economic Development Corporation, Michigan,        11/04 at 102.00       Aaa       1,127,320
              Limited Obligation Revenue Refunding Bonds (Cranbrook
              Educational Community), Series C, 6.900%, 11/01/14
              (Pre-refunded to 11/01/04)

       1,215 Potterville Public Schools, Easton County, Michigan, 1999 School   5/09 at 100.00       AAA       1,359,050
              Building and Site Bonds (General Obligation - Unlimited Tax),
              5.750%, 5/01/20 (Pre-refunded to 5/01/09)

       2,260 Puerto Rico Highway and Transportation Authority, Highway          7/02 at 101.50      A***       2,303,528
              Revenue Bonds, 1992 Series V, 6.625%, 7/01/12 (Pre-refunded to
              7/01/02)

         180 Saginaw-Midland Municipal Water Supply Corporation, Michigan,      9/04 at 102.00     A2***         201,337
              Water Supply Revenue Bonds (General Obligation - Limited Tax),
              Series 1992, 6.875%, 9/01/16 (Pre-refunded to 9/01/04)

       7,000 Vicksburg Community Schools, Kalamazoo and St. Joseph Counties,     5/06 at 37.24       AAA       2,290,540
              Michigan, 1991 School Building and Site Bonds, 0.000%, 5/01/20
              (Pre-refunded to 5/01/06)

       2,470 Waterford School District, Oakland County, Michigan, School        6/04 at 101.00       AAA       2,693,066
              District Bonds (General Obligation -  Unlimited Tax), Series
              1995, 6.375%, 6/01/14 (Pre-refunded to 6/01/04)

       5,000 Wayland Union School District, Allegan, Barry and Kent Counties,   5/05 at 101.00       AAA       5,534,050
              Michigan, 1994 School and Building Site Bonds (General
              Obligation - Unlimited Tax), 6.250%, 5/01/14 (Pre-refunded to
              5/01/05)
------------------------------------------------------------------------------------------------------------------------
             Utilities - 6.0%

       1,000 Michigan Public Power Agency, Combustion Turbine No. 1 Project     1/12 at 100.00       AAA         995,170
              Revenue Bonds, 2001 Series A, 5.250%, 1/01/27

       3,000 Michigan South Central Power Agency, Power Supply System Revenue  11/04 at 102.00      Baa1       3,293,610
              Refunding Bonds, 7.000%, 11/01/11

       1,000 Michigan South Central Power Agency, Power Supply System Revenue     No Opt. Call      Baa1       1,054,580
              Bonds, 2000 Series, 6.000%, 5/01/12

       3,300 Michigan Strategic Fund, Limited Obligation Revenue Refunding      9/11 at 100.00        A-       3,251,391
              Bonds (Detroit Edison Company Pollution Control Project),
              Collateralized Series 1999C Fixed Rate Conversion, 5.650%,
              9/01/29 (Alternative Minimum Tax)

       3,500 Michigan Strategic Fund, Limited Obligation Revenue Refunding      6/04 at 102.00       AAA       3,796,065
              Bonds (Detroit Edison Company), Series 1994B, 6.450%, 6/15/24

       1,000 Monroe County Economic Development Corporation, Michigan,            No Opt. Call       AAA       1,241,870
              Limited Obligation Revenue Refunding Bonds (Detroit Edison
              Company), Collateralized Series AA, 6.950%, 9/01/22

       1,000 Monroe County, Michigan, Pollution Control Revenue Bonds             No Opt. Call       AAA       1,086,980
              (Detroit Edison Company Project), Series 1994-A, 6.350%,
              12/01/04 (Alternative Minimum Tax)

       4,000 Puerto Rico Electric Power Authority, Power Revenue Refunding        No Opt. Call       AAA       1,935,839
              Bonds, Series O, 0.000%, 7/01/17

----
28

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 10.4%

    $ 10,500 City of Detroit, Michigan, Sewage Disposal System Revenue    7/05 at 101.00       AAA $    10,580,954
              Refunding Bonds, Series 1995-B, 5.250%, 7/01/21

       4,455 City of Detroit, Michigan, Sewage Disposal System Revenue      No Opt. Call       AAA       1,810,734
              Bonds, Series 1999-A, 0.000%, 7/01/19

       6,500 City of Detroit, Michigan, Sewage Disposal System Revenue    1/10 at 101.00       AAA       8,103,029
              Bonds (Residual Option Longs), Series II-R-103, 8.260%,
              7/01/20 (IF)

       3,000 City of Detroit, Michigan, Sewage Disposal System Revenue    7/11 at 100.00       AAA       2,915,939
              Bonds, Senior Lien Series 2001A, 5.125%, 7/01/31

       2,500 City of Detroit, Michigan, Water Supply System Revenue       7/11 at 100.00       AAA       2,399,749
              Bonds, Senior Lien Series 2001A, 5.000%, 7/01/30

       3,000 City of Detroit, Michigan, Water Supply System Revenue       7/11 at 101.00       AAA       3,061,019
              Bonds, Second Lien Series 2001B, 5.500%, 7/01/33
------------------------------------------------------------------------------------------------------------------
    $294,725 Total Investments (cost $259,031,210) - 98.2%                                             272,424,623
------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.4%

    $  1,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds                        A-1+       1,000,000
------------  (Detroit Symphony Orchestra Project), Series 2001A,
              Variable Rate Demand Bonds, 1.500%, 6/01/31+
             ----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.4%                                                        4,002,755
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $   277,427,378
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.




                                See accompanying notes to financial statements.

----
29

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND
May 31, 2002


   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 0.7%

   $   3,225 St. Louis Industrial Development Authority, Missouri,           No Opt. Call       AAA $      1,710,830
              Senior Lien Revenue Bonds (St. Louis Convention Center
              Headquarters Hotel Project), Series 2000A, 0.000%, 7/15/15
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 3.6%

       3,000 Cape Girardeau County Industrial Development Authority,       5/08 at 101.00       AA-        2,925,990
              Missouri, Solid Waste Disposal Revenue Bonds (Procter &
              Gamble Products Company Project), 1998 Series, 5.300%,
              5/15/28 (Alternative Minimum Tax)

         690 The Children's Trust Fund, Puerto Rico, Tobacco Settlement    7/10 at 100.00       Aa3          704,932
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20

       5,100 Missouri Development Finance Board, Solid Waste Disposal        No Opt. Call       AA-        5,002,029
              Revenue Bonds (Procter & Gamble Paper Products Company
              Project), Series 1999, 5.200%, 3/15/29 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 12.9%

       1,000 Kansas Metropolitan Community Colleges Building               7/11 at 100.00       Aaa        1,052,130
              Corporation, Missouri, Leasehold Revenue Bonds (The Junior
              College District of Metropolitan Kansas City), Series
              2001, 5.500%, 7/01/18

       4,050 The Junior College District of Mineral Area, Missouri,        9/10 at 102.00       N/R        4,246,020
              Student Housing System Revenue Bonds (Mineral
              Area College), Series 2000, 7.250%, 9/01/31

       1,000 Missouri Development Finance Board, Cultural Facilities      12/11 at 100.00       AAA          972,620
              Revenue Bonds (The Nelson Gallery Foundation), Series
              2001A, 5.000%, 12/01/30

       1,000 Missouri Higher Education Loan Authority, Student Loan        8/02 at 102.00        A2        1,022,040
              Revenue Bonds, Subordinate Lien Series 1992, 6.500%,
              2/15/06 (Alternative Minimum Tax)

       4,190 Missouri Higher Education Loan Authority, Student Loan        2/04 at 102.00        A2        4,411,902
              Revenue Bonds, Subordinate Lien Series 1994F, 6.750%,
              2/15/09 (Alternative Minimum Tax)

       1,000 Missouri Health and Educational Facilities Authority,           No Opt. Call       AA+        1,096,110
              Educational Facilities Revenue Bonds, Washington
              University Issue, Series 2001A, 5.500%, 6/15/16

       1,475 Missouri Health and Educational Facilities Authority,         3/11 at 100.00       AA+        1,422,564
              Educational Facilities Revenue Bonds (Washington
              University), Refunding Series 2001B, 5.000%, 3/01/30

             Missouri Health and Educational Facilities Authority,
             Educational Facilities Revenue Bonds (Maryville University
             of St. Louis Project), Series 1997:
       1,000  5.625%, 6/15/13                                              6/07 at 101.00      Baa2        1,025,350
       1,750  5.750%, 6/15/17                                              6/07 at 101.00      Baa2        1,768,095

       1,100 Missouri Health and Educational Facilities Authority,        10/08 at 100.00       N/R        1,004,443
              Educational Facilities Revenue Bonds (The Barstow School),
              Series 1998, 5.250%, 10/01/23

       1,000 Missouri Health and Educational Facilities Authority,         1/10 at 100.00        AA        1,050,290
              Educational Facilities Revenue Bonds (Central Institute
              for the Deaf), Series 1999, 5.850%, 1/01/22

         900 Missouri Health and Educational Facilities Authority,         6/08 at 102.00        A1          930,870
              Educational Facilities Revenue Bonds, Stephens College
              Issue, Series 1999, 6.000%, 6/01/24

       3,375 Missouri Health and Educational Facilities Authority,         6/10 at 100.00      Baa2        3,514,826
              Educational Facilities Revenue Bonds (Maryville University
              of St. Louis Project), Series 2000, 6.750%, 6/15/30

       1,360 Missouri Health and Educational Facilities Authority,         4/11 at 100.00       Aaa        1,427,293
              Educational Facilities Revenue Bonds (Webster University),
              Series 2001, 5.500%, 4/01/18

             St. Louis Industrial Development Authority, Missouri,
             Industrial Revenue Refunding Bonds (Kiel Center
             Multipurpose Arena Project), Series 1992:
         650  7.625%, 12/01/09 (Alternative Minimum Tax)                  12/02 at 102.00       N/R          663,169
       1,000  7.750%, 12/01/13 (Alternative Minimum Tax)                  12/02 at 102.00       N/R        1,023,090
         500  7.875%, 12/01/24 (Alternative Minimum Tax)                  12/02 at 102.00       N/R          512,440

       3,560 Southeast Missouri State University System, Facilities        4/11 at 100.00       Aaa        3,432,481
              Revenue Refunding and Improvement Bonds, Series 2001,
              5.000%, 4/01/26
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 12.2%

             Jackson County Industrial Development Authority, Missouri,
             Healthcare System Revenue Bonds (Saint Joseph Health
             Center), Series 1992:
       1,705  6.500%, 7/01/12                                              7/02 at 102.00       AAA        1,745,204
       6,250  6.500%, 7/01/19                                              7/02 at 102.00       AAA        6,396,875

----
30

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

   $   1,000 Health and Educational Facilities Authority of the State of   6/11 at 101.00       AAA $      1,001,160
              Missouri, Health Facilities Revenue Bonds (Saint Luke's
              Episcopal-Presbyterian Hospitals), Series 2001, 5.250%,
              12/01/26

       2,565 Health and Educational Facilities Authority of the State of   8/02 at 102.00       AAA        2,625,611
              Missouri, Health Facilities Revenue Bonds (Health
              Midwest), Series 1992B, 6.250%, 2/15/12

             Health and Educational Facilities Authority of the State of
             Missouri, Health Facilities Revenue Bonds (Freeman Health
             System Project), Series 1998:
       1,500  5.250%, 2/15/18                                              2/08 at 102.00      BBB+        1,450,815
       1,300  5.250%, 2/15/28                                              2/08 at 102.00      BBB+        1,196,026

         500 Health and Educational Facilities Authority of the State of  11/06 at 100.00      BBB+          431,095
              Missouri, Health Facilities Revenue Bonds (Capital Region
              Medical Center), Series 1998, 5.250%, 11/01/23

       2,000 Health and Educational Facilities Authority of the State of  12/10 at 101.00         A        2,071,680
              Missouri, Health Facilities Revenue Bonds (Saint Anthony's
              Medical Center), Series 2000, 6.250%, 12/01/30

             Health and Educational Facilities Authority of the State of
             Missouri, Health Facilities Revenue Bonds (Lester Cox
             Medical Center), Series 1992H:
       2,650  0.000%, 9/01/17                                                No Opt. Call       AAA        1,236,782
       4,740  0.000%, 9/01/21                                                No Opt. Call       AAA        1,712,278
       6,300  0.000%, 9/01/22                                                No Opt. Call       AAA        2,137,401

       1,000 New Liberty Hospital District, Missouri, Revenue Bonds,      12/11 at 100.00       AAA          983,490
              Series 2001, 5.000%, 12/01/21

       2,880 Taney County Industrial Development Authority, Missouri,      5/08 at 101.00      BBB+        2,652,941
              Hospital Revenue Bonds (The Skaggs Community Hospital
              Association), Series 1998, 5.400%, 5/15/28

         950 Texas County, Missouri, Hospital Revenue Bonds (Texas         6/10 at 100.00       N/R          946,799
              County Memorial Hospital), Series 2000, 7.250%, 6/15/25

             West Plains Industrial Development Authority, Missouri,
             Hospital Facilities Revenue Bonds (Ozark Medical Center),
             Series 1997:
       1,795  5.600%, 11/15/17                                            11/07 at 101.00       BB+        1,617,834
       1,000  5.650%, 11/15/22                                            11/07 at 101.00       BB+          875,910
-----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 10.5%

       1,630 Lees Summit Industrial Development Authority, Missouri,      10/09 at 100.00       AAA        1,673,391
              Multifamily Housing Revenue Bonds (Crossroads of Lees
              Summit Apartments Project), Series 1999A, 6.100%, 4/01/24
              (Alternative Minimum Tax)

       1,960 Missouri Housing Development Commission, Housing              1/03 at 100.00       AA+        1,967,624
              Development Refunding Bonds (Federally Insured Mortgage
              Loans), 6.600%, 7/01/24

         885 Missouri Housing Development Commission, Multifamily         12/05 at 103.00       N/R          889,310
              Housing Revenue Bonds (Primm Place Apartments Project),
              Series 1995A, 6.250%, 12/01/17 (Alternative Minimum Tax)

       2,755 Missouri Housing Development Commission, Multifamily          4/08 at 102.00       N/R        2,545,372
              Housing Revenue Bonds (The Mansion Apartments Phase II
              Project), Series 1999, 6.125%, 4/01/22 (Alternative
              Minimum Tax)

             Missouri Housing Development Commission, Multifamily
             Housing Revenue Bonds (JB Hughes Apartments I and II - GNMA
             Collateralized Mortgage Loan), Series 2002G:
         300  6.200%, 5/20/19                                              5/12 at 105.00       Aaa          323,106
         975  6.300%, 5/20/37                                              5/12 at 105.00       Aaa        1,041,797

       2,000 St. Louis County Housing Authority, Missouri, Multifamily     3/05 at 102.00       AAA        2,062,780
              Housing Revenue Refunding Bonds (Kensington Square
              Apartments Project), Series 1995, 6.650%, 3/01/20

       9,105 St. Louis County Industrial Development Authority,            8/06 at 105.00       AAA        9,640,010
              Missouri, Multifamily Housing Revenue Bonds (Covington
              Manor Apartments - GNMA Mortgage-Backed Securities),
              Series 1996A, 6.875%, 8/20/36 (Alternative Minimum Tax)

       1,000 St. Louis County Industrial Development Authority,            1/08 at 100.00       AAA          993,810
              Missouri, Multifamily Housing Revenue Refunding Bonds
              (Bonhomme Village Apartments Project), Series 1997A,
              5.450%, 1/01/28

       1,000 St. Louis County Industrial Development Authority,            8/08 at 102.00       AAA          992,410
              Missouri, Multifamily Housing Revenue Bonds (Glen Trails
              West Apartments GNMA Collateralized Project), Series
              1999B, 5.700%, 8/20/39 (Alternative Minimum Tax)

       1,890 Land Clearance for Redevelopment Authority of the City of     5/03 at 102.00       AAA        1,925,324
              St. Louis, Missouri, Multifamily Mortgage Refunding Bonds
              (FHA-Insured Mortgage Loan - St. Louis Place Apartments),
              Series 1993, 6.250%, 8/01/27

----
31

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

   $     925 University City Industrial Development Authority, Missouri,   8/07 at 102.00       Aaa $       935,730
              Revenue Refunding Bonds (River Valley Apartments - GNMA
              Collateralized), Series 1997A, 5.900%, 2/20/37
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.6%

       1,500 Greene County, Missouri, Collateralized Single Family           No Opt. Call       AAA       1,655,070
              Mortgage Revenue Bonds, Series 1996, 6.300%, 12/01/22
              (Alternative Minimum Tax)

       1,255 Missouri Housing Development Commission, Single Family        1/07 at 102.00       AAA       1,292,186
              Mortgage Revenue Bonds (Homeownership Loan Program), 1996
              Series D, 6.125%, 3/01/28 (Alternative Minimum Tax)

         575 Missouri Housing Development Commission, Single Family        3/07 at 105.00       AAA         623,271
              Mortgage Revenue Bonds (Homeownership Loan Program), 1997
              Series A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

             Missouri Housing Development Commission, Single Family
             Mortgage Revenue Bonds (Homeownership Loan Program), 1995
             Series B (Remarketed):
       1,290  6.375%, 9/01/20 (Alternative Minimum Tax)                    9/06 at 102.00       AAA       1,351,662
       1,025  6.450%, 9/01/27 (Alternative Minimum Tax)                    9/06 at 102.00       AAA       1,070,633

             Missouri Housing Development Commission, Single Family
             Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
             Program), 1994 Series A:
         170  6.700%, 12/01/07 (Alternative Minimum Tax)                  12/04 at 102.00       AAA         177,715
         760  7.125%, 12/01/14 (Alternative Minimum Tax)                  12/04 at 102.00       AAA         789,655
         335  7.200%, 12/01/17 (Alternative Minimum Tax)                  12/04 at 102.00       AAA         348,380

         810 Missouri Housing Development Commission, Single Family        3/08 at 105.00       AAA         860,042
              Mortgage Revenue Bonds (Homeownership Loan Program), 1998
              Series B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)

       3,265 Missouri Housing Development Commission, Single Family        9/09 at 100.00       AAA       3,406,015
              Mortgage Revenue Bonds (Homeownership Loan Program), 2000
              Series A-1, 6.300%, 9/01/25

       1,665 Missouri Housing Development Commission, Single Family        3/10 at 100.00       AAA       1,737,561
              Mortgage Revenue Bonds (Homeownership Loan Program), 2000
              Series B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 12.0%

       4,800 Kansas City Industrial Development Authority, Missouri,      11/08 at 102.00       N/R       4,139,856
              Retirement Facility Refunding and Improvement Revenue
              Bonds (Kingswood Project), Series 1998A, 5.875%, 11/15/29

       1,000 Lees Summit Industrial Development Authority, Missouri,       8/05 at 102.00       N/R       1,049,140
              Health Facilities Revenue Bonds (John Knox Village
              Project), Series 1995, 6.625%, 8/15/13

       5,000 Lees Summit Industrial Development Authority, Missouri,       8/09 at 101.00       N/R       5,096,800
              Health Facilities Revenue Bonds (John Knox Village
              Project), Series 1999, 6.000%, 8/15/17

       1,500 Lees Summit Industrial Development Authority, Missouri,       8/12 at 101.00       N/R       1,474,260
              Health Facilities Revenue Bonds (John Knox Village
              Project), Series 2002, 5.700%, 8/15/22

       1,285 Missouri Development Finance Board, Healthcare Facilities    11/11 at 100.00        A2       1,257,411
              Revenue Bonds (Lutheran Home for the Aged Project), Series
              2001A, 5.600%, 11/01/21

       3,750 Health and Educational Facilities Authority of the State of   2/06 at 102.00       N/R       3,822,638
              Missouri, Health Facilities Revenue Bonds (Lutheran Senior
              Services), Series 1996A, 6.375%, 2/01/27

       3,500 Health and Educational Facilities Authority of the State of   2/07 at 102.00       N/R       3,509,240
              Missouri, Health Facilities Revenue Bonds (Lutheran Senior
              Services), Series 1997, 5.875%, 2/01/23

             St. Louis County Industrial Development Authority,
             Missouri, Refunding Revenue Bonds (Friendship Village of
             West County Project), Series 1996A:
       1,265  5.750%, 9/01/05                                                No Opt. Call       N/R       1,279,535
       1,800  6.250%, 9/01/10                                              9/06 at 102.00       N/R       1,852,668

       1,500 St. Louis County Industrial Development Authority,            8/08 at 102.00       N/R       1,270,350
              Missouri, Revenue Bonds (Bethesda Living Centers - Autumn
              View Gardens at Schuetz Road Project), Series 1998B,
              5.850%, 8/15/28

       2,425 St. Louis County Industrial Development Authority,            8/05 at 104.00       AAA       2,539,339
              Missouri, Healthcare Facilities Revenue Bonds (GNMA
              Collateralized - Mother of Perpetual Help Project), Series
              1995, 6.250%, 8/01/28

       1,200 St. Louis County Industrial Development Authority,            3/10 at 102.00       AAA       1,189,920
              Missouri, Healthcare Facilities Revenue Bonds (GNMA
              Collateralized - Mary, Queen and Mother Association
              Project), Series 2001, 5.400%, 9/20/34

----
32

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 2.3%

   $     540 Clay County Public School District No. 53, Liberty,           3/12 at 100.00       AA+ $        548,419
              Missouri, General Obligation Bonds, Series 2001C,
              5.200%, 3/01/21

       1,280 Clay County Public School District No. 53, Liberty,           3/12 at 100.00       AAA        1,272,755
              Missouri, General Obligation Bonds, Series 2002B,
              5.000%, 3/01/22

       1,000 Jefferson City School District, Missouri, General               No Opt. Call       Aa2        1,168,230
              Obligation Bonds, Series 1991A, 6.700%, 3/01/11

         750 Bolivar R-1 School District, Polk County, Missouri, General   3/10 at 100.00       AA+          784,455
              Obligation Bonds (Missouri Direct Deposit Program), Series
              2000, 5.700%, 3/01/20

       1,345 Pattonville R-3 School District, St. Louis County,              No Opt. Call       AAA        1,601,196
              Missouri, General Obligation Bonds, Series 2000,
              6.500%, 3/01/14
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 17.2%

       2,285 Branson Public Building Corporation, Missouri, Leasehold     11/06 at 101.00      BBB+        2,408,710
              Revenue Bonds (City Hall and Fire Station Improvement
              Projects), Series 1995, 6.250%, 11/01/12

       1,875 Christian County Public Building Corporation, Missouri,       6/10 at 100.00        AA        1,980,281
              Leasehold Revenue Bonds (Justice Center Project), Series
              2000, 5.450%, 6/01/15

       1,025 Excelsior Springs School District Building Corporation,         No Opt. Call       AAA          587,387
              Missouri, Leasehold Revenue Bonds (Excelsior Springs 40
              School District), Series 1994, 0.000%, 3/01/14

       4,240 Howard Bend Levee District, St. Louis County, Missouri,       3/09 at 101.00       N/R        4,277,651
              Levee District Improvement Bonds, Series 1999, 5.850%,
              3/01/19

       1,200 Land Clearance for Redevelopment Authority of Kansas City,   12/05 at 102.00       AAA        1,268,496
              Missouri, Lease Revenue Bonds (Municipal Auditorium and
              Muehlebach Hotel Redevelopment Projects), Series 1995A,
              5.900%, 12/01/18

             Mehlville R-9 School District, St. Louis County, Missouri,
             Certificates of Participation (Capital Improvement
             Projects), Series 2002:
       1,275  5.500%, 9/01/17                                              9/12 at 100.00       AAA        1,356,587
       1,000  5.500%, 9/01/18                                              9/12 at 100.00       AAA        1,057,310

       1,500 Missouri Development Finance Board, Infrastructure            4/10 at 100.00       AAA        1,584,495
              Facilities Revenue Bonds (Kansas City Midtown
              Redevelopment Projects), Series 2000A, 5.750%, 4/01/22

       4,000 Missouri Development Finance Board, Infrastructure            4/11 at 100.00        A+        3,859,760
              Facilities Revenue Bonds (City of Independence, Santa Fe
              Redevelopment Project), Series 2001, 5.250%, 4/01/23

       2,000 Missouri Development Finance Board, Infrastructure            3/10 at 100.00       N/R        1,942,660
              Facilities Revenue Bonds (Riverside-Quindaro Bend Levee
              District of Platte County L-385 Project), Series 2001,
              5.800%, 3/01/20

         450 Monarch-Chesterfield Levee District, St. Louis County,        3/10 at 101.00       AAA          484,560
              Missouri, Levee District Improvement Bonds, Series 1999,
              5.750%, 3/01/19

       1,705 O'Fallon, Missouri, Certificates of Participation, Series     2/12 at 100.00       Aaa        1,796,712
              2002, 5.250%, 2/01/15

             Puerto Rico Highway and Transportation Authority, Highway
              Revenue Bonds, Series 1996Y:
         900  5.500%, 7/01/36                                              7/16 at 100.00         A          921,078
       4,500  5.000%, 7/01/36                                              7/16 at 100.00         A        4,307,040

       3,000 Puerto Rico Public Buildings Authority, Revenue Refunding       No Opt. Call        A-        3,173,460
              Bonds (Guaranteed by the Commonwealth of Puerto Rico),
              Series L, 5.500%, 7/01/21

       1,000 Puerto Rico Public Buildings Authority, Government            7/12 at 100.00        A-          990,820
              Facilities Revenue Refunding Bonds (Guaranteed by the
              Commonwealth of Puerto Rico), Series D, 5.125%, 7/01/24

       2,500 City of St. Louis, Missouri, Letter of Intent Double          7/03 at 101.00      BBB-        2,529,000
              Revenue Bonds (Lambert-St. Louis International Airport
              Project), Series 2000, 6.125%, 1/01/09

       1,240 St. Louis Municipal Finance Corporation, Missouri, Carnahan   2/12 at 100.00       Aaa        1,352,046
              Courthouse Leasehold Revenue Bonds, Series 2002A, 5.750%,
              2/15/17

       1,750 Regional Convention and Sports Complex Authority, City of     8/07 at 100.00       AAA        1,779,680
              St. Louis, Missouri, Convention and Sports Facility
              Project and Refunding Bonds, Series 1997C, 5.300%, 8/15/20

          45 Regional Convention and Sports Complex Authority, City of     8/03 at 100.00       N/R           46,262
              St. Louis, Missouri, Convention and Sports Facility Bonds,
              Series 1991C, 7.900%, 8/15/21

       2,950 Springfield Public Building Corporation, Missouri,            6/10 at 100.00       AAA        3,212,255
              Leasehold Revenue Bonds (Jordan Valley Park Projects),
              Series 2000A, 6.125%, 6/01/21

----
33

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Transportation - 6.9%

   $   2,000 Kansas City, Missouri, Passenger Facility Charge Revenue      4/11 at 101.00       AAA $     1,918,620
              Bonds (Kansas City International Airport), Series 2001,
              5.000%, 4/01/23 (Alternative Minimum Tax)

       2,000 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00        BB       1,648,260
              Bonds (American Airlines, Inc. Project), 1996 Series A,
              6.250%, 6/01/26 (Alternative Minimum Tax)

       1,000 City of St. Louis, Missouri, Airport Revenue Bonds (1997      7/07 at 101.00       AAA         986,230
              Capital Improvement Program - Lambert-St. Louis
              International Airport), Series 1997B, 5.250%, 7/01/27
              (Alternative Minimum Tax)

             City of St. Louis, Missouri, Airport Revenue Bonds (Airport
              Development Program), Series 2001A:
       5,000  5.000%, 7/01/26                                              7/11 at 100.00       AAA       4,860,000
       1,000  5.250%, 7/01/31                                              7/11 at 100.00       AAA       1,000,310

             Land Clearance for Redevelopment Authority of the City of
             St. Louis, Missouri, Tax-Exempt Parking Facility Revenue
             Refunding and Improvement Bonds (LCRA Parking Facilities
             Project), Series 1999C:
       1,000  7.000%, 9/01/19                                              9/09 at 102.00       N/R       1,053,030
       2,400  7.050%, 9/01/24                                              9/09 at 102.00       N/R       2,516,352

       2,250 City of St. Louis, Missouri, Parking Revenue Refunding       12/06 at 102.00       AAA       2,302,178
              Bonds, Series 1996, 5.375%, 12/15/21
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.6%

       4,500 Cape Girardeau County, Missouri, Single Family Mortgage         No Opt. Call       Aaa       2,466,045
              Revenue Bonds, Series 1983, 0.000%, 12/01/14

         235 Greene County, Missouri, Single Family Mortgage Revenue         No Opt. Call       Aaa         118,214
              Bonds, Series 1984, 0.000%, 3/01/16

       2,000 Jackson County Public Facilities Authority, Missouri,        12/04 at 100.00       AAA       2,185,480
              Leasehold Revenue Refunding and Improvement Bonds (Jackson
              County Capital Improvements Project), Series 1994, 6.125%,
              12/01/15 (Pre-refunded to 12/01/04)

       4,000 Kansas City, Missouri, General Improvement Airport Revenue    9/04 at 101.00       AAA       4,441,800
              Bonds, Series 1994B, 6.875%, 9/01/14 (Pre-refunded to
              9/01/04)

             City of Lake, St. Louis Public Facilities Authority,
             Missouri, Certificates of Participation (Municipal Golf
             Course Project), Series 1993:
       1,020  6.900%, 12/01/05 (Pre-refunded to 12/01/02)                 12/02 at 103.00    N/R***       1,075,508
       2,720  7.550%, 12/01/14 (Pre-refunded to 12/01/02)                 12/02 at 103.00    N/R***       2,876,699

         420 Health and Educational Facilities Authority of the State of  11/02 at 102.00    N/R***         437,854
              Missouri, Health Facilities Revenue Bonds (Heartland
              Health System Project), Series 1992, 6.875%, 11/15/04
              (Pre-refunded to 11/15/02).

             Health and Educational Facilities Authority of the State of
             Missouri, Health Facilities Revenue Bonds (BJC Health
             System), Series 1994A:
       2,395  6.750%, 5/15/14                                                No Opt. Call    Aa3***       2,897,663
         650  6.500%, 5/15/20                                              5/04 at 102.00    Aa3***         713,928

       3,630 Health and Educational Facilities Authority of the State of   6/04 at 102.00     A1***       3,989,261
              Missouri, Educational Facilities Revenue Bonds (University
              of Health Sciences Project), Series 1994, 6.350%, 6/01/14
              (Pre-refunded to 6/01/04)

         600 Health and Educational Facilities Authority of the State of  10/04 at 101.00     A2***         660,420
              Missouri, Educational Facilities Revenue Bonds (St. Louis
              University High School), Series 1994, 6.350%, 10/01/14
              (Pre-refunded to 10/01/04)

         340 State Environmental Improvement and Energy Resources          7/04 at 102.00       Aaa         380,661
              Authority of the State of Missouri, Water Pollution
              Control Revenue Bonds (State Revolving Fund Program -
              Multiple Participant Series), Series 1994B, 7.200%,
              7/01/16 (Pre-refunded to 7/01/04)

         750 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00      A***         871,410
              Transportation Revenue Bonds, Series B, 6.000%, 7/01/39
              (Pre-refunded to 7/01/10)

       1,000 Regional Convention and Sports Complex Authority, St. Louis   8/03 at 100.00       AAA       1,061,320
              County, Missouri, Convention and Sports Facility Project
              Bonds, Series 1991B, 7.000%, 8/15/11 (Pre-refunded to
              8/15/03)

         955 Regional Convention and Sports Complex Authority, City of     8/03 at 100.00       AAA       1,023,636
              St. Louis, Missouri, Convention and Sports Facility Bonds,
              Series 1991C, 7.900%, 8/15/21 (Pre-refunded to 8/15/03)
-------------------------------------------------------------------------------------------------------------------
             Utilities - 2.5%

       2,710 Columbia, Missouri, Water and Electric Revenue Bonds,        10/12 at 100.00       AAA       2,655,610
              Series 2002A, 5.000%, 10/01/26

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA       1,001,630
              2002 Series II, 5.125%, 7/01/26

       2,000 City of Sikeston, Missouri, Electric System Revenue Bonds,      No Opt. Call       AAA       2,299,440
              1992 Series, 6.200%, 6/01/10

----
34

   Principal                                                                Optional Call                     Market
Amount (000) Description                                                      Provisions* Ratings**            Value
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.1%

   $   1,825 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,   1/12 at 100.00        AA $      1,875,826
              2002 Series D-1, 5.375%, 1/01/22

       1,635 Missouri Environmental Improvement and Energy Resources       4/09 at 100.00        AA        1,701,184
              Authority, Water Facilities Refunding Revenue Bonds
              (Tri-County Water Authority Project), Series 1999, 6.000%,
              4/01/22

         595 Missouri Environmental Improvement and Energy Resources      10/02 at 100.00       Aaa          603,436
              Authority, Water Pollution Control Revenue Bonds (State
              Revolving Fund - City of Springfield Project), Series
              1990A, 7.000%, 10/01/10

         365 Missouri Environmental Improvement and Energy Resources       7/02 at 102.00       Aaa          373,646
              Authority, Water Pollution Control Revenue Bonds (State
              Revolving Fund - Multi-Participant Program), Series 1992A,
              6.550%, 7/01/14

         260 Missouri Environmental Improvement and Energy Resources       7/04 at 102.00       Aaa          286,912
              Authority, Water Pollution Control Revenue Bonds (State
              Revolving Fund - Multi-Participant Program), Series 1994B,
              7.200%, 7/01/16

         108 City of Osceola, Missouri, Sewer System Refunding and        11/02 at 100.00       N/R          108,283
              Improvement Revenue Bonds, Series 1989, 8.000%, 11/01/09
--------------------------------------------------------------------------------------------------------------------
   $ 243,878 Total Investments (cost $228,401,753) - 99.1%                                               235,467,577
--------------------------------------------------------------------------------------------------------------------
------------ -----------------------------------------------------------  ---------------       --- ----------------
             Other Assets Less Liabilities - 0.9%                                                          2,096,510
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $    237,564,087
             ------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.




                                See accompanying notes to financial statements.

----
35

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND
May 31, 2002


   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Basic Materials - 0.3%

    $  1,650 Ohio Port Authority, Lucas County, Toledo, Port Revenue       9/02 at 102.00        A+ $     1,702,734
              Refunding Bonds (Facilities Cargill Inc. Project), 7.250%,
              3/01/22
-------------------------------------------------------------------------------------------------------------------
             Capital Goods - 0.3%

       1,510 Ohio Water Development Authority, Revenue Bonds (USA Waste    9/02 at 102.00       N/R       1,543,054
              Services), Series 1992, 7.750%, 9/01/07 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Consumer Cyclicals - 0.3%

       1,700 City of Moraine, Ohio, Solid Waste Disposal Revenue Bonds       No Opt. Call        A3       1,762,169
              (General Motors Corporation Project), Series 1999, 5.650%,
              7/01/24 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 4.7%

       3,500 State of Ohio, Educational Loan Revenue Bonds (Supplemental   6/07 at 102.00       AAA       3,611,370
              Student Loan Program), Series 1997A1, 5.850%, 12/01/19
              (Alternative Minimum Tax)

       1,200 Ohio Higher Educational Facility Commission, Higher           9/06 at 101.00       N/R       1,235,052
              Educational Facility Revenue Bonds (The University of
              Findlay 1996 Project), 6.125%, 9/01/16

       5,000 State of Ohio, Higher Educational Facilities Revenue Bonds    5/07 at 102.00       AAA       5,092,700
              (Xavier University 1997 Project), 5.375%, 5/15/22

       1,000 State of Ohio, Higher Educational Facilities Revenue Bonds   12/10 at 101.00       AAA       1,025,660
              (University of Dayton 2000 Project), 5.500%, 12/01/30

             Ohio Higher Educational Facilities Commission, Higher
             Education Facility Revenue Bonds (Wittenberg University
             Project), Series 2001:
       1,200  5.500%, 12/01/21                                            12/11 at 100.00        A3       1,222,668
       2,000  5.000%, 12/01/26                                            12/11 at 100.00        A3       1,916,640

         910 Ohio Higher Educational Facilities Commission, Revenue          No Opt. Call        AA       1,091,536
              Bonds (Case Western Reserve University), Series B, 6.500%,
              10/01/20

       3,000 Ohio Higher Educational Facilities Commission, Revenue       10/12 at 100.00       Aa2       3,116,010
              Bonds (Case Western Reserve University), Series 2002B,
              5.500%, 10/01/22 (WI, settling 6/05/02)

             University of Cincinnati, Ohio, General Receipts Bonds,
             Series 2001A:
       1,500  5.750%, 6/01/18                                              6/11 at 101.00       AAA       1,630,710
       1,520  5.750%, 6/01/19                                              6/11 at 101.00       AAA       1,644,290
       2,000  5.250%, 6/01/24                                              6/11 at 101.00       AAA       2,014,700

       4,250 University of Cincinnati, Ohio, General Receipts Bonds,       6/07 at 100.00       AAA       4,330,070
              5.375%, 6/01/20
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 15.9%

      10,000 Akron, Bath and Copley Joint Township Hospital District,     11/09 at 101.00      Baa1       8,760,400
              Ohio, Hospital Facilities Revenue Bonds (Summa Health
              System Project), Series 1998A, 5.375%, 11/15/24

      11,900 Cuyahoga County, Ohio, Hospital Improvement Revenue Bonds     2/09 at 101.00        A-      12,209,281
              (The MetroHealth System Project), Series 1999, 6.125%,
              2/15/24

       1,000 Cuyahoga County, Ohio, Hospital Improvement and Refunding     2/07 at 102.00       AAA       1,054,070
              Revenue Bonds (The MetroHealth System Project), Series
              1997, 5.625%, 2/15/17

       2,500 Erie County, Ohio, Hospital Facilities Revenue Bonds          8/12 at 101.00         A       2,467,575
              (Firelands Regional Medical Center), Series 2002A, 5.625%,
              8/15/32

             Franklin County, Ohio, Hospital Refunding and Improvement
             Revenue Bonds (The Children's Hospital Project), 1996
             Series A:
       1,575  5.750%, 11/01/15                                            11/06 at 101.00       Aa2       1,636,803
       5,275  5.875%, 11/01/25                                            11/06 at 101.00       Aa2       5,384,826

             Franklin County, Ohio, Hospital Revenue Bonds (Holy Cross
              Health Systems Corporation), Series 1996:
         965  5.800%, 6/01/16                                              6/06 at 102.00       AA-       1,010,345
       2,000  5.875%, 6/01/21                                              6/06 at 102.00       AA-       2,065,180

       5,690 Lorain County, Ohio, Hospital Facilities Revenue Refunding   11/05 at 102.00       AAA       5,772,391
              Bonds (EMH Regional Medical Center), Series 1995, 5.375%,
              11/01/21

       3,000 Lucas County, Ohio, Hospital Improvement Revenue Bonds (St.   8/02 at 102.00       AAA       3,088,350
              Vincent Medical Center), Series 1992, 6.500%, 8/15/12

----
36

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  2,000 Marion County, Ohio, Hospital Refunding and Improvement       5/06 at 102.00      BBB+ $     2,068,320
              Revenue Bonds (The Community Hospital), Series 1996,
              6.375%, 5/15/11

       1,250 Maumee, Ohio, Hospital Facilities Revenue Bonds (St. Luke's  12/04 at 102.00       AAA       1,312,363
              Hospital), Series 1994, 5.800%, 12/01/14

       2,000 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+       2,036,760
              and Improvement Bonds (Upper Valley Medical Center),
              Series 1996A, 6.250%, 5/15/16

       4,205 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+       4,351,124
              and Improvement Bonds (Upper Valley Medical Center),
              Series 1996C, 6.250%, 5/15/13

       4,000 City of Middleburg Heights, Ohio, Hospital Improvement        8/08 at 102.00       AAA       4,296,040
              Refunding Revenue Bonds (Southwest General Health Center
              Project), Series 1995, 5.625%, 8/15/15

             Montgomery County, Ohio, Hospital Facilities Revenue
             Refunding and Improvement Bonds (Kettering Medical Center),
             Series 1996:
       1,500  5.625%, 4/01/16                                              4/06 at 102.00       AAA       1,577,385
       7,000  6.250%, 4/01/20                                                No Opt. Call       AAA       8,091,790

       9,500 Montgomery County, Ohio, Hospital Facilities Revenue Bonds    4/10 at 101.00      BBB+       9,978,705
              (Kettering Medical Center Network Obligated Group), Series
              1999, 6.750%, 4/01/22

      13,000 Montgomery County, Ohio, Revenue Bonds (Catholic Health       9/11 at 100.00       AA-      12,983,360
              Initiatives), Series 2001, 5.375%, 9/01/21

       1,250 City of Parma, Ohio, Hospital Improvement and Refunding      11/08 at 101.00        A-       1,220,988
              Revenue Bonds (The Parma Community Hospital Association),
              Series 1998, 5.350%, 11/01/18

       2,000 Richland County, Ohio, Hospital Facilities Revenue           11/10 at 101.00        A-       2,095,780
              Improvement Bonds (MedCentral Health System Obligated
              Group), Series 2000B, 6.375%, 11/15/22

       1,200 Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds   10/11 at 101.00        AA       1,165,824
              (Union Hospital Project), Series 2001, 5.250%, 10/01/31
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.2%

       1,580 Butler County, Ohio, Multifamily Housing Revenue Bonds        9/08 at 103.00       N/R       1,472,102
              (Anthony Wayne Apartments Project), Series 1998, 6.500%,
              9/01/30 (Alternative Minimum Tax)

       1,135 Clark County, Ohio, Multifamily Housing Revenue Bonds        11/08 at 103.00       N/R       1,042,236
              (Church of God Retirement Home), Series 1998, 6.250%,
              11/01/30 (Alternative Minimum Tax)

      16,105 Franklin County, Ohio, Mortgage Revenue Bonds (GNMA          10/07 at 103.00       Aaa      15,962,310
              Collateralized - Columbus Properties Project), Series
              1997, 5.600%, 4/20/39 (Alternative Minimum Tax)

       3,045 Franklin County, Ohio, Multifamily Housing Mortgage Revenue   9/11 at 102.00       Aaa       3,048,563
              Bonds (GNMA Collateralized - Carriage House Apartments
              Project), Series 2002, 5.400%, 3/20/37

       2,705 Henry County, Ohio, Healthcare Facility Revenue Bonds (GNMA   8/09 at 102.00       AAA       2,879,337
              Collateralized - The Alpine Village Project), Series 1999,
              6.375%, 2/20/41

       6,315 Ohio Capital Corporation For Housing, Mortgage Revenue        2/09 at 102.00       Aa2       6,563,369
              Refunding Bonds (FHA-Insured Mortgage Loans - Section 8
              Assisted Projects), Series 1999G, 5.950%, 2/01/23
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 6.0%

       2,500 Ohio Housing Finance Agency, Residential Mortgage Revenue     7/09 at 100.00       Aaa       2,543,450
              Bonds (Mortgage-Backed Securities Program), Fixed Rate
              1999 Series C, 5.750%, 9/01/30 (Alternative Minimum Tax)

       4,955 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/07 at 102.00       Aaa       5,045,528
              Bonds (Mortgage-Backed Securities Program), 1996 Series
              B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)

       4,435 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/07 at 102.00       Aaa       4,516,027
              Bonds, Series 1997C, 5.750%, 9/01/28 (Alternative Minimum
              Tax)

       5,290 Ohio Housing Finance Agency, Residential Mortgage Revenue     3/08 at 101.50       AAA       5,312,218
              Bonds, Series 1998-A1, 5.300%, 9/01/19 (Alternative
              Minimum Tax)

       1,800 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/04 at 102.00       Aaa       1,883,394
              Bonds (GNMA Mortgage-Backed Securities Program), Series
              1994-A1, 6.100%, 9/01/14

       3,260 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/04 at 102.00       AAA       3,428,346
              Bonds, Series 1994-B1, 6.375%, 9/01/14

      12,620 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/07 at 102.00       Aaa      13,157,360
              Bonds, Series 1997A (Remarketed), 6.150%, 3/01/29
              (Alternative Minimum Tax)

----
37

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Industrial/Other - 0.4%

    $  2,680 Cleveland-Cuyahoga County Port Authority, Ohio, Development   5/08 at 102.00       N/R $     2,529,143
              Revenue Bonds (Port of Cleveland Bond Fund - Jergens,
              Inc., Project), Series 1998A, 5.375%, 5/15/18 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.8%

       1,870 Cuyahoga County, Ohio, Industrial Development Refunding       8/02 at 102.00       AAA       1,932,626
              Revenue Bonds (University Healthcare Center Project),
              Series 1991, 7.300%, 8/01/11

       3,120 Franklin County, Ohio, Healthcare Facilities Revenue Bonds   11/05 at 102.00       Aa2       3,285,485
              (Heinzerling Foundation), Series 1995, 6.200%, 11/01/20

         555 Franklin County, Ohio, Hospital Revenue Refunding             8/02 at 101.00       N/R         564,024
              FHA-Insured Mortgage Loan (Worthington Christian Village
              Nursing Home), 7.000%, 8/01/16

       1,250 Hamilton County, Ohio, Healthcare Facilities Revenue Bonds   10/08 at 101.00      BBB+       1,102,150
              (Twin Towers), Series 1998A, 5.125%, 10/01/23

       1,025 Marion County, Ohio, Healthcare Facilities Refunding and     11/03 at 102.00      BBB-       1,018,696
              Improvement Revenue Bonds (United Church Homes, Inc.
              Project), Series 1993, 6.375%, 11/15/10

         750 Marion County, Ohio, Healthcare Facilities Refunding and     11/03 at 102.00      BBB-         728,805
              Improvement Revenue Bonds (United Church Homes, Inc.
              Project), Series 1993, 6.300%, 11/15/15

       1,910 City of Napoleon, Ohio, Healthcare Facilities Mortgage        9/04 at 102.00       Aa2       2,018,259
              Revenue Refunding Bonds (The Lutheran Orphans and Old
              Folks Home Society at Napoleon, Inc. FHA-Insured Project),
              Series 1994, 6.875%, 8/01/23
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 19.3%

             Adams County/Ohio Valley School District, Adams and
             Highland Counties, Ohio, School Improvement Bonds (General
             Obligation - Unlimited Tax), Series 1995:
       6,000  7.000%, 12/01/15                                               No Opt. Call       AAA       7,439,700
       9,500  5.250%, 12/01/21                                            12/05 at 102.00       AAA       9,592,530

         600 Anthony Wayne Local School District, Lucas, Wood and Fulton     No Opt. Call       AAA         350,484
              Counties, Ohio, School Facilities Construction and
              Improvement Bonds, 0.000%, 12/01/13

       1,000 Aurora City School District, Ohio, School Improvement Bonds  12/05 at 102.00       AAA       1,085,080
              (General Obligation - Unlimited Tax), Series 1995, 5.800%,
              12/01/16

         700 Buckeye Local School District, Medina County, Ohio,          12/10 at 100.00       Aaa         719,845
              Construction and Improvement Bonds (General Obligation),
              Series 2000, 5.500%, 12/01/25

       2,500 Buckeye Valley Local School District, Ohio, School              No Opt. Call       AAA       3,017,700
              Improvement Bonds (General Obligation - Unlimited Tax),
              Series 1995A, 6.850%, 12/01/15

       3,560 Canal Winchester Local School District, Franklin and         12/11 at 100.00       Aaa       3,446,258
              Fairfield Counties, Ohio, School Facilities Construction
              and Improvement Bonds, Series 2001B, 5.000%, 12/01/28

             Chesapeake-Union Exempt Village School District, Ohio,
             General Obligation Bonds, Series 1986:
         125  8.500%, 12/01/04                                               No Opt. Call       N/R         140,823
         125  8.500%, 12/01/05                                               No Opt. Call       N/R         144,609
         125  8.500%, 12/01/06                                               No Opt. Call       N/R         147,815
         125  8.500%, 12/01/07                                               No Opt. Call       N/R         149,898
         125  8.500%, 12/01/08                                               No Opt. Call       N/R         152,436
         130  8.500%, 12/01/09                                               No Opt. Call       N/R         160,459

             City School District of the City of Cincinnati, Hamilton
             County, Ohio, School Improvement Bonds (General Obligation
             - Limited Tax), Series 2001:
       2,000  5.375%, 12/01/15                                            12/11 at 100.00       AAA       2,133,280
       6,745  5.375%, 12/01/16                                            12/11 at 100.00       AAA       7,140,999
       1,255  5.375%, 12/01/17                                            12/11 at 100.00       AAA       1,320,787

             City of Columbus, Franklin County, Ohio, General Obligation
             Bonds:
         590  9.375%, 4/15/06                                                No Opt. Call       AAA         722,160
         500  9.375%, 4/15/07                                                No Opt. Call       AAA         631,245

       7,045 City of Columbus, Ohio, Various Purpose Bonds (General       11/10 at 101.00       AAA       7,340,608
              Obligation - Unlimited Tax), Series 2000, 5.250%, 11/15/17

----
38

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,000 Cuyahoga County, Ohio, Various Purpose Refunding Bonds          No Opt. Call       AA+ $     1,087,740
              (General Obligation - Limited Tax), Series 1993B, 5.250%,
              10/01/13

       1,345 Cuyahoga County, Ohio, General Obligation Limited Tax           No Opt. Call       AA+       1,486,481
              Bonds, 5.650%, 5/15/18

       5,830 Cuyahoga County, Ohio, Capital Improvement Bonds (General    12/10 at 100.00       AA+       6,346,072
              Obligation - Limited Tax), Series 2000, 5.750%, 12/01/16

         750 City of Defiance, Ohio, Waterworks System Improvement        12/04 at 102.00       AAA         789,653
              Bonds, Series 1994, 6.200%, 12/01/20

             Delaware City School District, Delaware County, Ohio,
             School Facilities Construction and Improvement Bonds
             (General Obligation - Unlimited Tax):
       1,000  0.000%, 12/01/10                                               No Opt. Call       AAA         691,350
       1,000  0.000%, 12/01/11                                               No Opt. Call       AAA         654,630

       1,000 Evergreen Local School District, Ohio, School Improvement    12/09 at 101.00       Aaa       1,039,690
              Bonds (General Obligation - Unlimited Tax), Series 1999,
              5.625%, 12/01/24

       4,040 Franklin County, Ohio, Refunding Bonds (General Obligation   12/08 at 102.00       AAA       4,167,866
              - Limited Tax), Series 1993, 5.375%, 12/01/20

       1,000 Garfield Heights City School District, Cuyahoga County,      12/11 at 100.00       Aaa       1,058,940
              Ohio, School Improvement Bonds (General Obligation),
              Series 2001, 5.500%, 12/15/18

         420 Geauga County, Ohio, Sewer District Improvement Bonds        12/05 at 102.00       Aa2         478,346
              (General Obligation - Limited Tax) (Bainbridge Water
              Project), 6.850%, 12/01/10

       1,000 Grandview Heights City School District, Franklin County,     12/05 at 101.00        AA       1,051,710
              Ohio, School Facilities Construction and Improvement Bonds
              (General Obligation - Unlimited Tax), 6.100%, 12/01/19

       3,000 Granville Exempt Village School District, Ohio, General      12/11 at 100.00       Aa3       3,065,910
              Obligation Bonds, Series 2001, 5.500%, 12/01/28

       1,200 Heath City School District, Licking County, Ohio, School     12/10 at 100.00       Aaa       1,230,360
              Improvement Bonds (General Obligation - Unlimited Tax),
              Series 2000A, 5.500%, 12/01/27

       2,500 Highland Local School District, Morrow and Delaware          12/11 at 100.00       Aaa       2,432,875
              Counties, Ohio, General Obligation Bonds, Series 2001,
              5.000%, 12/01/26

       1,000 Huron County, Ohio, Correctional Facility Bonds (General     12/07 at 102.00       AAA       1,082,780
              Obligation - Limited Tax), 5.850%, 12/01/16

       1,885 City of Kent, Ohio, Sewer System Improvement Refunding       12/02 at 102.00       Aa3       1,965,904
              Bonds (General Obligation - Limited Tax), Series 1992,
              6.500%, 12/01/10

       1,070 Kettering, Ohio, General Obligation Limited Tax Bonds,        6/02 at 102.00       Aa3       1,095,434
              6.650%,12/01/12

       1,000 Kettering City School District, Ohio, General Obligation     12/05 at 101.00       AAA       1,006,160
              Unlimited Tax Bonds, 5.250%, 12/01/22

         500 Kirtland Local School District, Ohio, School Improvement      6/02 at 100.00       N/R         501,410
              Bonds (General Obligation - Unlimited Tax), Series 1989,
              7.500%, 12/01/09

         555 Lake County, Ohio, Sewer District Improvement Bonds             No Opt. Call       Aa2         590,387
              (Limited Tax), Series 2000, 5.600%, 12/01/20

       1,440 Lakewood, Ohio, General Obligation Bonds, Series 1995B,      12/05 at 102.00       Aa3       1,524,499
              5.750%, 12/01/15

       3,385 Lakota Local School District, Butler County, Ohio, School     6/11 at 100.00       Aaa       3,352,369
              Improvement and Refunding Bonds (General Obligation -
              Unlimited Tax), Series 2001, 5.125%, 12/01/26

             Logan County, Ohio, General Obligation Bonds:
         155  7.750%, 12/01/02                                               No Opt. Call         A         159,576
         155  7.750%, 12/01/03                                               No Opt. Call         A         167,933
         155  7.750%, 12/01/04                                               No Opt. Call         A         174,993
         155  7.750%, 12/01/05                                               No Opt. Call         A         179,625
         155  7.750%, 12/01/06                                               No Opt. Call         A         184,083

       1,000 Lucas County, Ohio, Various Purpose Improvement Bonds        12/02 at 102.00        A1       1,042,370
              (General Obligation - Limited Tax), Series 1992, 6.650%,
              12/01/12

       1,000 Lucas County, Ohio, Various Purpose Improvement Bonds        12/05 at 102.00       AAA       1,042,190
              (General Obligation - Limited Tax), Series 1995-1, 5.400%,
              12/01/15

             North Royalton City School District, Ohio, School
              Improvement Bonds, Series 1994:
       2,200  6.000%, 12/01/14                                            12/09 at 102.00       AAA       2,462,812
       2,400  6.100%, 12/01/19                                            12/09 at 102.00       AAA       2,657,232

----
39

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,000 State of Ohio, Full Faith and Credit Infrastructure             No Opt. Call       AA+ $     1,138,480
              Improvement Bonds (General Obligation), Series 1994,
              6.000%, 8/01/10

       4,035 Olentangy Local School District, Delaware and Franklin       12/09 at 101.00        AA       3,916,734
              Counties, Ohio, Various Purpose Bonds, Series 1999,
              5.000%, 12/01/27

       1,750 Pickerington Local School District, Fairfield and Franklin    6/02 at 102.00        A1       1,804,495
              Counties, Ohio, General Obligation - Unlimited Tax Bonds
              (Pickerington Public Library Project), 6.750%, 12/01/16

         500 Pickerington Local School District, Ohio, General               No Opt. Call       AAA         327,315
              Obligation Bonds, 0.000%, 12/01/11

       1,000 Revere Local School District, Ohio, School Improvement       12/03 at 102.00       AAA       1,067,140
              Bonds (General Obligation - Unlimited Tax), Series 1993,
              6.000%, 12/01/16

       3,500 The Board of Education of Springfield City School District,  12/11 at 102.00       Aaa       3,519,565
              Clark County, Ohio, General Obligation Bonds, Series 2001,
              5.200%, 12/01/23

       2,340 City of Stow, Ohio, Safety Center Construction Bonds         12/05 at 102.00        A1       2,461,657
              (General Obligation - Limited Tax), 6.200%, 12/01/20

          30 City of Strongsville, Ohio, Various Purpose Improvement      12/06 at 102.00       Aa2          32,224
              Bonds (General Obligation - Limited Tax), Series 1996,
              5.950%, 12/01/21

       1,315 Summit County, Ohio, General Obligation Bonds, Series 2002R     No Opt. Call       AAA       1,414,230
              Refunding, 5.500%, 12/01/21

       2,290 Tipp City Exempted Village School District, Ohio, School      6/11 at 100.00       Aaa       2,243,055
              Facilities Construction and Improvement Bonds, Series
              2001, 5.000%, 12/01/24

         540 Trumbull County, Ohio, Sewer Bonds (General Obligation),     12/04 at 102.00       AAA         590,868
              Series 1994, 6.200%, 12/01/14

       1,910 Vandalia, Ohio, General Obligation Bonds, 5.850%, 12/01/21   12/06 at 101.00       Aa3       2,018,679

       4,000 Westerville City School District, Franklin and Delaware       6/11 at 100.00       AAA       3,882,760
              Counties, Ohio, General Obligation Various Purpose Bonds,
              Series 2001, 5.000%, 12/01/27

         300 Youngstown, Ohio, General Obligation Limited Tax Bonds,      12/04 at 102.00       AAA         327,492
              Series 1994, 6.125%, 12/01/14
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.5%

         500 Athens County, Ohio, Community Mental Health Revenue Bonds,   6/02 at 101.00        A+         511,195
              1991 Series I, 6.900%, 6/01/10

       6,300 City of Cleveland, Ohio, Certificates of Participation       11/07 at 102.00       AAA       6,319,845
              (Cleveland Stadium Project), Series 1997, 5.250%, 11/15/27

       1,000 Deerfield Township, Ohio, Tax Increment Revenue Notes,       12/11 at 101.00       Aaa         975,040
              Series 2001B, 5.000%, 12/01/25

       4,300 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series      No Opt. Call       Aaa       1,023,916
              B, 0.000%, 12/01/28

       1,000 City of Hamilton, Butler County, Ohio, One Renaissance       11/11 at 101.00       Aaa       1,056,320
              Center Acquisition Bonds (General Obligation - Limited
              Tax), Series 2001, 5.375%, 11/01/17

       1,485 New Albany Community Authority, Ohio, Community Facilities    4/12 at 100.00       AAA       1,591,489
              Revenue Bonds, Series 2001B Refunding, 5.500%, 10/01/16

       8,140 State of Ohio, Higher Education Capital Facilities Bonds,     2/11 at 100.00       AA+       8,153,594
              Series II-2001A, 5.000%, 2/01/20

       1,050 Ohio Building Authority, State Facilities Bonds               4/12 at 100.00       AAA       1,038,860
              (Administration Building Fund Projects), 2002 Series A,
              5.000%, 4/01/22

       1,100 Ohio Department of Transportation, Certificates of           10/02 at 102.00       AAA       1,126,202
              Participation (Panhandle Rail Line Project), Series 1992A,
              6.500%, 4/15/12

      11,700 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call       AAA      12,820,977
              Revenue Bonds (Reset Option Long Certificates), Series
              1994 II-R-66, 9.440%, 1/01/13 (IF)

       6,550 Puerto Rico Public Building Authority, Guaranteed Revenue       No Opt. Call       N/R       7,678,565
              Bonds (Reset Option Long Trust Certificates), Series 1993L
              II-R-56, 9.440%, 7/01/18 (IF)

       2,500 Summit County Port Authority, Ohio, Revenue Bonds (Civic     12/11 at 100.00       AAA       2,406,075
              Theatre Project), Series 2001, 5.000%, 12/01/33
-------------------------------------------------------------------------------------------------------------------
             Transportation - 5.4%

             City of Cleveland, Ohio, Airport System Revenue Bonds,
             Series 2000A:
       5,000  5.250%, 1/01/16                                              1/10 at 101.00       AAA       5,186,850
       7,000  5.000%, 1/01/31                                              1/10 at 101.00       AAA       6,757,170

----
40

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Transportation (continued)

    $  7,300 City of Dayton, Ohio, Special Facilities Revenue Refunding    2/08 at 102.00       BB+ $     5,428,134
              Bonds (Emery Air Freight Corporation and Emery Worldwide
              Airlines, Inc. Guarantors), Series 1998A, 5.625%, 2/01/18

       5,000 Ohio Turnpike Commission, Turnpike Revenue Bonds (Residual      No Opt. Call       AA-       5,650,000
              Option Longs), Refinancing 1998 Series II-R-51,
              9.290%, 2/15/24 (IF)

       7,500 Ohio Turnpike Commission, Turnpike Revenue Bonds (Residual      No Opt. Call       Aaa       8,900,400
              Option Longs), Series II-R-75, 7.820%, 2/15/12 (IF)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 17.1%

       3,955 City of Akron, Ohio, Various Purpose Improvement Bonds       12/04 at 102.00       AAA       4,457,285
              (General Obligation - Limited Tax), Series 1994, 6.750%,
              12/01/14 (Pre-refunded to 12/01/04)

         730 City of Athens, Athens County, Ohio, Sanitary Sewer System   12/09 at 100.00    N/R***         854,034
              Mortgage Revenue Bonds, Series 1989, 7.300%, 12/01/14
              (Pre-refunded to 12/01/09)

       2,905 Board of Education of Batavia Local School District,         12/05 at 102.00       AAA       3,302,840
              Clermont County, Ohio, School Improvement Bonds (Unlimited
              Tax), Series 1995 (Bank Qualified), 6.300%, 12/01/22
              (Pre-refunded to 12/01/05)

             City of Bellefontaine, Ohio, Sewer System First Mortgage
             Revenue Refunding and Improvement Bonds (Bank Qualified):
       1,000  6.800%, 12/01/07 (Pre-refunded to 12/01/02)                 12/02 at 101.00    N/R***       1,035,060
       1,000  6.900%, 12/01/11 (Pre-refunded to 12/01/02)                 12/02 at 101.00    N/R***       1,035,540

             City of Cleveland, Ohio, General Obligation Bonds, Series
             1988:
       1,010  7.500%, 8/01/08 (Pre-refunded to 2/01/03)                    2/03 at 100.00       AAA       1,048,804
       1,010  7.500%, 8/01/09 (Pre-refunded to 2/01/03)                    2/03 at 100.00       AAA       1,048,804

         500 City of Cleveland, Ohio, Various Purpose General Obligation   7/02 at 102.00       AAA         512,005
              Bonds, Series 1992, 6.375%, 7/01/12 (Pre-refunded to
              7/01/02)

       4,745 City of Cleveland, Ohio, Various Purpose General Obligation  11/04 at 102.00       AAA       5,327,733
              Bonds, Series 1994, 6.625%, 11/15/14 (Pre-refunded to
              11/15/04)

             City of Cleveland, Ohio, Waterworks Improvement and
             Refunding Revenue Bonds, 1st Mortgage Series 1996-H:
       2,280  5.750%, 1/01/21 (Pre-refunded to 1/01/06)                    1/06 at 102.00       AAA       2,530,367
       5,795  5.750%, 1/01/26 (Pre-refunded to 1/01/06)                    1/06 at 102.00       AAA       6,431,349

         550 Columbiana County, Ohio, County Jail Facilities              12/04 at 102.00     AA***         618,437
              Construction Bonds (General Obligation - Unlimited Tax),
              6.600%, 12/01/17 (Pre-refunded to 12/01/04)

             Cuyahoga County, Ohio, Hospital Revenue Bonds (Meridia
              Health System), Series 1995:
         250   6.250%, 8/15/14 (Pre-refunded to 8/15/05)                   8/05 at 102.00       AAA         281,143
       5,500   6.250%, 8/15/24 (Pre-refunded to 8/15/05)                   8/05 at 102.00       AAA       6,185,135

       1,110 City of Fairborn, Ohio, Utility Improvement Bonds (General   10/02 at 102.00       AAA       1,152,102
              Obligation), Series 1991, 7.000%, 10/01/11 (Pre-refunded
              to 10/01/02)

             City of Garfield Heights, Ohio, Hospital Improvement and
             Refunding Revenue Bonds (Marymount Hospital Project),
             Series 1992B:
       3,000   6.650%, 11/15/11 (Pre-refunded to 11/15/02)                11/02 at 102.00    Aa3***       3,127,260
       1,000   6.700%, 11/15/15 (Pre-refunded to 11/15/02)                11/02 at 102.00    Aa3***       1,042,640

       2,200 City of Greenville, Darke County, Ohio, Wastewater System    12/02 at 102.00       AAA       2,295,326
              First Mortgage Revenue Bonds, Series 1992, 6.350%,
              12/01/17 (Pre-refunded to 12/01/02)

       1,000 Lakeview Local School District, Ohio, General Obligation     12/04 at 102.00       AAA       1,132,050
              Bonds, 6.900%, 12/01/14 (Pre-refunded to 12/01/04)

       1,000 Lakota Local School District, Butler County, Ohio, School    12/05 at 100.00       AAA       1,111,530
              Improvement Bonds (General Obligation - Unlimited Tax),
              Series 1994, 6.125%, 12/01/17 (Pre-refunded to 12/01/05)

       1,500 City of Lorain, Ohio, Hospital Refunding Revenue Bonds       11/02 at 102.00     A1***       1,565,640
              (Lakeland Community Hospital, Inc.), Series 1992, 6.500%,
              11/15/12

       4,250 Mahoning County, Ohio, Hospital Improvement Revenue Bonds    10/02 at 100.00       AAA       4,335,213
              (YHA, Inc. Project), Series 1991A, 7.000%, 10/15/14
              (Pre-refunded to 10/15/02)

      11,000 Montgomery County, Ohio, Health System Revenue Bonds,         1/08 at 102.00   Baa2***      11,992,420
              Franciscan Medical Center Dayton Campus Issue, Series
              1997, 5.500%, 7/01/18 (Pre-refunded to 1/01/08)

----
41

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  2,500 Montgomery County, Ohio, Revenue Bonds (Sisters of Charity    5/03 at 101.00       AAA $     2,631,475
              Healthcare Systems, Inc.), Series 1992A, 6.250%, 5/15/08
              (Pre-refunded to 5/15/03)

       1,000 Mount Gilead, Ohio, Water System Revenue First Mortgage      12/02 at 102.00    N/R***       1,046,920
              Bonds, 7.200%, 12/01/17 (Pre-refunded to 12/01/02)

       1,000 City of North Olmsted, Ohio, Various Purpose Bonds (General  12/02 at 102.00       AAA       1,044,570
              Obligation - Limited Tax), Series 1992, 6.250%, 12/15/12
              (Pre-refunded to 12/15/02)

             Ohio Housing Finance Agency, Single Family Mortgage Revenue
              Bonds:
       6,460   0.000% 1/15/15 (Pre-refunded to 1/15/11)                     1/11 at 67.04       AAA       2,943,305
       5,700   0.000% 1/15/15 (Pre-refunded to 7/15/11)                     7/11 at 70.48       AAA       2,669,652

             State of Ohio, Full Faith and Credit Infrastructure
             Improvement Bonds (General Obligation), Series 1995:
         750   6.200%, 8/01/13 (Pre-refunded to 8/01/05)                   8/05 at 102.00    AA+***         841,440
       2,000   6.200%, 8/01/14 (Pre-refunded to 8/01/05)                   8/05 at 102.00    AA+***       2,243,840

           5 Ohio Building Authority, State Facilities Refunding Bonds     4/03 at 100.00       AAA           5,289
              (Frank J. Lausche State Office Building), 1982 Series A,
              10.125%, 10/01/06 (Pre-refunded to 4/01/03)

       1,500 Ohio Building Authority, State Facilities Revenue Bonds      10/04 at 102.00       AAA       1,676,295
              (Juvenile Correctional Building), 6.600%, 10/01/14
              (Pre-refunded to 10/01/04)

       2,025 Ohio Higher Educational Facility Commission, Higher          12/03 at 102.00       AAA       2,204,456
              Educational Facility Mortgage Revenue Bonds (University of
              Dayton 1992 Project), 6.600%, 12/01/17 (Pre-refunded to
              12/01/03)

       5,065 Ohio Water Development Authority, Water Development Revenue     No Opt. Call       AAA       5,696,403
              Bonds (Pure Water 1990), Series I, 6.000%, 12/01/16

       1,200 Ridgemont Local School District, Ohio, School Improvement    12/02 at 102.00    N/R***       1,256,220
              Bonds (General Obligation - Unlimited Tax), Series 1992,
              7.250%, 12/01/14 (Pre-refunded to 12/01/02)

       1,725 Shelby County, Ohio, Hospital Facilities Revenue Refunding    9/02 at 102.00    N/R***       1,784,651
              and Improvement Bonds (Shelby County Memorial Hospital
              Association), Series 1992, 7.700%, 9/01/18 (Pre-refunded
              to 9/01/02)

       2,840 City of Strongsville, Ohio, Various Purpose Improvement      12/06 at 102.00    Aa2***       3,229,563
              Bonds (General Obligation - Limited Tax), Series 1996,
              5.950%, 12/01/21 (Pre-refunded to 12/01/06)

       2,750 Trumbull County, Ohio, Hospital Refunding and Improvement    11/03 at 100.00       AAA       2,943,848
              Revenue Bonds (Trumbull Memorial Hospital Project), Series
              1991B, 6.900%, 11/15/12 (Pre-refunded to 11/15/03)

       1,000 University of Cincinnati, Ohio, General Receipts Bonds,      12/02 at 102.00     AA***       1,043,080
              Series O, 6.300%, 6/01/12 (Pre-refunded to 12/01/02)

         750 Warren County Water District, Ohio, Waterworks System        12/02 at 102.00       AAA         783,465
              Revenue Bonds, Series 1992, 6.600%, 12/01/16 (Pre-refunded to 12/01/02)

       1,500 Washington County, Ohio, Hospital Revenue Bonds (Marietta     9/02 at 102.00   Baa1***       1,550,685
              Area Healthcare, Inc. Project), Series 1992, 7.375%,
              9/01/12 (Pre-refunded to 9/01/02)

       1,000 Woodridge Local School District, Ohio, General Obligation    12/04 at 102.00       AAA       1,109,400
              Bonds, 6.000%, 12/01/19 (Pre-refunded to 12/01/04)

       1,425 Wooster City School District, Wayne County, Ohio, School     12/02 at 102.00       AAA       1,487,871
              Building Construction and Improvement Bonds (General
              Obligation - Unlimited Tax), 6.500%, 12/01/17
              (Pre-refunded to 12/01/02)

       1,230 Youngstown State University, Ohio, General Receipts Bonds,   12/04 at 102.00       AAA       1,366,075
              6.000%, 12/15/16 (Pre-refunded to 12/15/04)
-------------------------------------------------------------------------------------------------------------------
             Utilities - 9.7%

             City of Cleveland, Ohio, Public Power System First Mortgage
              Revenue Bonds, Series 1994A:
       2,250   0.000%, 11/15/12                                              No Opt. Call       AAA       1,398,533
       1,535   0.000%, 11/15/13                                              No Opt. Call       AAA         899,525

       2,500 City of Cleveland, Ohio, Public Power System First Mortgage  11/06 at 102.00       AAA       2,448,725
              Revenue Refunding Bonds, Series 1996, Sub-Series 1,
              5.000%, 11/15/24

       3,695 Ohio Municipal Electric Generation Agency, Revenue Bonds      2/03 at 102.00       AAA       3,709,447
              (American Municipal Power, Inc.), 5.375%, 2/15/24

----
42

   Principal
     Amount/                                                                Optional Call                    Market
Shares (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

             Ohio Air Quality Development Authority, Revenue Bonds
             (Columbus Southern Power Company Project), 1985 Series A:
    $  1,750   6.375%, 12/01/20                                           12/02 at 102.00       AAA $     1,817,988
       4,500   6.250%, 12/01/20                                            6/03 at 102.00        A3       4,566,735

      12,000 Ohio Air Quality Development Authority, Air Quality           9/05 at 102.00        A3      12,162,360
              Development Revenue Refunding Bonds (Dayton Power and
              Light Company Project), 1995 Series, 6.100%, 9/01/30

       5,000 Ohio Air Quality Development Authority, Air Quality           4/07 at 102.00       AAA       5,087,150
              Development Revenue Bonds (JMG Funding - Limited
              Partnership Project), Series 1997, 5.625%, 1/01/23
              (Alternative Minimum Tax)

         500 Ohio Water Development Authority, Collateralized Water        8/02 at 102.00        A2         509,520
              Development Revenue Refunding Bonds (Dayton Power and
              Light Company Project), 1992 Series A, 6.400%, 8/15/27

      21,850 Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00       N/R      19,762,888
              Revenue Bonds (Bay Shore Power Project), Convertible
              Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

       1,545 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call        A-         734,617
              Refunding Bonds, Series O, 0.000%, 7/01/17

       4,500 Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 101.00      Baa2       4,668,075
              Environmental Control Facilities Financing Authority,
              Cogeneration Facility Revenue Bonds, 2000 Series A,
              6.625%, 6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.7%

       3,000 Butler County, Ohio, Sewer System Revenue Bonds, Series      12/06 at 101.00       AAA       3,029,220
              1996, 5.250%, 12/01/21

      10,000 City of Cleveland, Ohio, Waterworks Improvement First           No Opt. Call       AAA      10,732,300
              Mortgage Refunding Revenue Bonds, Series 1993G, 5.500%,
              1/01/21

       1,600 Greene County, Ohio, Water System Revenue Bonds, Series      12/07 at 102.00       AAA       1,728,095
              1996, 6.125%, 12/01/21

       2,700 Hamilton County, Ohio, Sewer System Improvement and          12/11 at 100.00       AAA       2,514,752
              Refunding Revenue Bonds (The Metropolitan Sewer District
              of Greater Cincinnati), 2001 Series A, 4.750%, 12/01/26

       1,000 City of Hamilton, Ohio, Water System Mortgage Revenue        10/02 at 101.00       AAA       1,023,739
              Bonds, 1991 Series A, 6.400%, 10/15/10

       1,000 Montgomery County, Ohio, Water Revenue Bonds (Greater        11/02 at 102.00       AAA       1,037,159
              Moraine Beavercreek Sewer District), Series 1992, 6.250%,
              11/15/17

       4,260 Ohio Water Development Authority, Water Development Revenue  12/07 at 102.00       AAA       4,322,962
              Bonds (Community Assistance Program), Series 1997, 5.375%,
              12/01/24

       2,000 Ohio Water Development Authority, Water Development Revenue   6/08 at 101.00       AAA       1,997,419
              Bonds (Fresh Water), Series 1998, 5.125%, 12/01/23

         750 Toledo, Ohio, Sewer System Revenue Mortgage Bonds, 6.350%,   11/04 at 102.00       AAA         828,367
              11/15/17

         500 Toledo, Ohio, Waterworks Revenue Refunding Mortgage Bonds,   11/04 at 102.00       AAA         548,649
              6.450%, 11/15/24
-------------------------------------------------------------------------------------------------------------------
    $580,785 Total Investments (cost $563,573,144) - 98.6%                                              587,087,318
-------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.3%

    $  7,500 Merrill Lynch Institutional Tax-Exempt Money Market Fund,                                    7,500,000
              1.440%
-------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.1%                                                           472,452
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $   595,059,770
             -----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.
         (IF) Inverse floating rate security.

                                See accompanying notes to financial statements.

----
43

Portfolio of Investments
NUVEEN WISCONSIN MUNICIPAL BOND FUND
May 31, 2002

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Basic Materials - 1.8%

     $ 1,000 Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds (Fort James
              Project), Series 1999, 5.600%, 5/01/19
--------------------------------------------------------------------------------------------------------------------
             Capital Goods - 0.6%

         300 Village of Menomomee Falls Community Development Authority, Wisconsin, Development Revenue
              Bonds (Herker Industries, Inc. Project), Series 1996, 5.250%, 3/01/08 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.2%

         555 The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,
              5.750%, 7/01/20
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.1%

         475 Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds (Northland College Project),
              Series 1998, 5.100%, 4/01/18

         500 Madison Community Development Authority, Wisconsin, Fixed Rate Development Revenue Bonds
              (Fluno Center Project), Series 1998A, 5.000%, 11/01/20

         370 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project), Series 1999,
              5.375%, 2/01/29

         200 Puerto Rico Industrial, Educational, Medical and Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds (University of the Sacred Heart Project), Series 2001,
              5.250%, 9/01/21

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project Refunding),
              Series 2002, 5.500%, 12/01/31
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 4.4%

         500 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Bonds (Hospital Auxilio Mutuo Obligated Group Project), 1995 Series A,
              6.250%, 7/01/24

         450 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Refunding Bonds (FHA-Insured Mortgage Pila Hospital Project), 1995
              Series A, 5.875%, 8/01/12

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Bonds (Hospital de la Concepcion Project), 2000 Series A,
              6.500%, 11/15/20
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.2%

             Dane County Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds (Forest Harbor
             Apartments Project):
          25  5.900%, 7/01/12
          50  5.950%, 7/01/13
          50  6.000%, 7/01/14

         675 Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds
              (Villa Ciera, Inc. Project), Series 2000A, 5.900%, 11/20/30

         570 Village of Lake Delton Community Development Agency, Wisconsin, Multifamily Housing Project
              Revenue Bonds (GNMA Collateralized Mortgage Loan - Woodland Park Project), Series 2001,
              5.300%, 2/20/31

       1,000 Madison Community Development Authority, Wisconsin, Multifamily Housing Revenue Refunding
              Bonds (Greentree Glen Project), Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)

         200 Milwaukee Redevelopment Authority, Wisconsin, Multifamily Housing Revenue Bonds (FHA-Insured
              Mortgage Loan - City Hall Square Apartments Project), Series 1993, 6.000%, 8/01/22 (Alternative
              Minimum Tax)

         500 Sheboygan Housing Authority, Wisconsin, Multifamily Revenue Refunding Bonds (Lake Shore
              Apartments), Series 1998A, 5.100%, 11/20/26

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Basic Materials - 1.8%

Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds (Fort James            No Opt. Call       Ba1
 Project), Series 1999, 5.600%, 5/01/19
---------------------------------------------------------------------------------------------------------------------------------
Capital Goods - 0.6%

Village of Menomomee Falls Community Development Authority, Wisconsin, Development Revenue              9/02 at 102.00       N/R
 Bonds (Herker Industries, Inc. Project), Series 1996, 5.250%, 3/01/08 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.2%

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,             7/10 at 100.00       Aa3
 5.750%, 7/01/20
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 5.1%

Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds (Northland College Project),        4/08 at 100.00       Aa1
 Series 1998, 5.100%, 4/01/18

Madison Community Development Authority, Wisconsin, Fixed Rate Development Revenue Bonds               11/06 at 102.00       AA-
 (Fluno Center Project), Series 1998A, 5.000%, 11/01/20

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    2/09 at 101.00       BBB
 Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project), Series 1999,
 5.375%, 2/01/29

Puerto Rico Industrial, Educational, Medical and Environmental Control Facilities Financing Authority,  9/11 at 100.00       BBB
 Higher Education Revenue Bonds (University of the Sacred Heart Project), Series 2001,
 5.250%, 9/01/21

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   12/12 at 101.00       BBB
 Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project Refunding),
 Series 2002, 5.500%, 12/01/31
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 4.4%

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    1/05 at 102.00       AAA
 Authority, Hospital Revenue Bonds (Hospital Auxilio Mutuo Obligated Group Project), 1995 Series A,
 6.250%, 7/01/24

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    8/05 at 101.50       AAA
 Authority, Hospital Revenue Refunding Bonds (FHA-Insured Mortgage Pila Hospital Project), 1995
 Series A, 5.875%, 8/01/12

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   11/10 at 101.00        AA
 Authority, Hospital Revenue Bonds (Hospital de la Concepcion Project), 2000 Series A,
 6.500%, 11/15/20
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 9.2%

Dane County Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds (Forest Harbor
Apartments Project):
 5.900%, 7/01/12                                                                                       7/02 at 102.00       N/R
 5.950%, 7/01/13                                                                                       7/02 at 102.00       N/R
 6.000%, 7/01/14                                                                                       7/02 at 102.00       N/R

Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds             5/08 at 102.00       N/R
 (Villa Ciera, Inc. Project), Series 2000A, 5.900%, 11/20/30

Village of Lake Delton Community Development Agency, Wisconsin, Multifamily Housing Project             1/12 at 102.00       N/R
 Revenue Bonds (GNMA Collateralized Mortgage Loan - Woodland Park Project), Series 2001,
 5.300%, 2/20/31

Madison Community Development Authority, Wisconsin, Multifamily Housing Revenue Refunding               9/06 at 102.00       AAA
 Bonds (Greentree Glen Project), Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)

Milwaukee Redevelopment Authority, Wisconsin, Multifamily Housing Revenue Bonds (FHA-Insured            8/07 at 102.00       N/R
 Mortgage Loan - City Hall Square Apartments Project), Series 1993, 6.000%, 8/01/22 (Alternative
 Minimum Tax)

Sheboygan Housing Authority, Wisconsin, Multifamily Revenue Refunding Bonds (Lake Shore                 5/06 at 102.00       AAA
 Apartments), Series 1998A, 5.100%, 11/20/26

                                                                                                                Market
Description                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------
Basic Materials - 1.8%

Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds (Fort James         $       858,840
 Project), Series 1999, 5.600%, 5/01/19
----------------------------------------------------------------------------------------------------------------------
Capital Goods - 0.6%

Village of Menomomee Falls Community Development Authority, Wisconsin, Development Revenue                     302,430
 Bonds (Herker Industries, Inc. Project), Series 1996, 5.250%, 3/01/08 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.2%

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,                    567,010
 5.750%, 7/01/20
----------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 5.1%

Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds (Northland College Project),               467,519
 Series 1998, 5.100%, 4/01/18

Madison Community Development Authority, Wisconsin, Fixed Rate Development Revenue Bonds                       497,300
 (Fluno Center Project), Series 1998A, 5.000%, 11/01/20

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing           357,768
 Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project), Series 1999,
 5.375%, 2/01/29

Puerto Rico Industrial, Educational, Medical and Environmental Control Facilities Financing Authority,         197,952
 Higher Education Revenue Bonds (University of the Sacred Heart Project), Series 2001,
 5.250%, 9/01/21

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing           980,690
 Authority, Higher Education Revenue Bonds (Ana G. Mendez University System Project Refunding),
 Series 2002, 5.500%, 12/01/31
----------------------------------------------------------------------------------------------------------------------
Healthcare - 4.4%

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing           544,300
 Authority, Hospital Revenue Bonds (Hospital Auxilio Mutuo Obligated Group Project), 1995 Series A,
 6.250%, 7/01/24

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing           477,261
 Authority, Hospital Revenue Refunding Bonds (FHA-Insured Mortgage Pila Hospital Project), 1995
 Series A, 5.875%, 8/01/12

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing         1,111,520
 Authority, Hospital Revenue Bonds (Hospital de la Concepcion Project), 2000 Series A,
 6.500%, 11/15/20
----------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 9.2%

Dane County Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds (Forest Harbor
Apartments Project):
 5.900%, 7/01/12                                                                                               25,068
 5.950%, 7/01/13                                                                                               50,048
 6.000%, 7/01/14                                                                                               49,999

Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds                    694,190
 (Villa Ciera, Inc. Project), Series 2000A, 5.900%, 11/20/30

Village of Lake Delton Community Development Agency, Wisconsin, Multifamily Housing Project                    556,400
 Revenue Bonds (GNMA Collateralized Mortgage Loan - Woodland Park Project), Series 2001,
 5.300%, 2/20/31

Madison Community Development Authority, Wisconsin, Multifamily Housing Revenue Refunding                      979,160
 Bonds (Greentree Glen Project), Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)

Milwaukee Redevelopment Authority, Wisconsin, Multifamily Housing Revenue Bonds (FHA-Insured                   201,834
 Mortgage Loan - City Hall Square Apartments Project), Series 1993, 6.000%, 8/01/22 (Alternative
 Minimum Tax)

Sheboygan Housing Authority, Wisconsin, Multifamily Revenue Refunding Bonds (Lake Shore                        486,705
 Apartments), Series 1998A, 5.100%, 11/20/26

----
44

   Principal                                                                                                     Optional Call
Amount (000) Description                                                                                           Provisions*
-------------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

     $   300 Walworth County Housing Authority, Wisconsin, Housing Revenue Bonds (FHA-Insured Mortgage          9/05 at 102.00
              Loan - Kiwanis Heritage, Inc. Senior Apartments Project), Series 1997, 5.550%, 9/01/22

             Waukesha Housing Authority, Wisconsin, Multifamily Housing Revenue Refunding Bonds (GNMA
             Collateralized Mortgage Loan - Westgrove Woods Project), Series 1996A:
         350  5.800%, 12/01/18 (Alternative Minimum Tax)                                                       12/06 at 102.00
         750  6.000%, 12/01/31 (Alternative Minimum Tax)                                                       12/06 at 102.00
-------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.6%

         190 Puerto Rico Housing Bank and Finance Agency, Single Family Mortgage Revenue Bonds (Affordable      4/05 at 102.00
              Housing Mortgage Subsidy Program), Portfolio I, 6.250%, 4/01/29 (Alternative Minimum Tax)

         115 Virgin Islands Housing Finance Authority, Single Family Mortgage Revenue Refunding Bonds (GNMA     3/05 at 102.00
              Mortgage-Backed Securities Program), 1995 Series A, 6.450%, 3/01/16 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.8%

             Sheboygan County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds (Rocky Knoll
             Health Center Project), Series 1994:
         150  5.300%, 12/01/17                                                                                 12/04 at 100.00
         195  5.300%, 12/01/18                                                                                 12/04 at 100.00
         395  5.300%, 12/01/19                                                                                 12/04 at 100.00

       1,120 Waukesha County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds (The Arboretum      12/03 at 102.00
              Project), Series 1998, 5.250%, 12/01/21 (Alternative Minimum Tax) (Mandatory put 12/01/12)
-------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 3.8%

         250 Government of Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18                      11/03 at 102.00

       1,500 Commonwealth of Puerto Rico, Public Improvement Refunding General Obligation Bonds, 2002             No Opt. Call
              Series A, 5.500%, 7/01/20
-------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 43.3%

       1,500 Village of Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds (Arena      6/12 at 100.00
              Project), Refunding Series 2002, 5.150%, 6/01/29

       1,500 Cudahy Community Development Authority, Wisconsin, Redevelopment Lease Revenue Bonds,              6/06 at 100.00
              Series 1995, 6.000%, 6/01/11

       1,000 Village of De Forest Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds,        2/08 at 100.00
              Series 1999B, 5.100%, 2/01/18

       1,500 Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue           9/08 at 100.00
              Bonds, Series 1998A, 5.400%, 9/01/18

         100 Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue          10/11 at 100.00
              Refunding Bonds (Tax Increment District No. 6), 5.000%, 10/01/19

         350 Green Bay Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds  2/11 at 100.00
              (Lambeau Field Renovation Project), Series 2001A, 5.000%, 2/01/19

             Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds (Convention Center Project),
             Series 1999A:
       1,300  5.250%, 6/01/24                                                                                   6/09 at 100.00
       1,650  5.100%, 6/01/29                                                                                   6/09 at 100.00

         500 Village of Jackson Community Development Authority, Wisconsin, Community Development Revenue      12/09 at 100.00
              Refunding Bonds, Series 1999, 5.100%, 12/01/17

         300 Madison Community Development Authority, Wisconsin, Lease Revenue Bonds (Monona Terrace            3/05 at 100.00
              Community and Convention Center Project), Series 1995, 6.100%, 3/01/10

             Milwaukee Redevelopment Authority, Wisconsin, Redevelopment Revenue Bonds (Summerfest Project),
             Series 2001:
         400  4.850%, 8/01/17                                                                                   8/11 at 100.00
       1,000  4.950%, 8/01/20                                                                                   8/11 at 100.00

       2,000 Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds (Milwaukee Public Schools -            8/12 at 100.00
              Neighborhood Schools Initiative), Series 2002A, 4.875%, 8/01/21

                                                                                                                     Market
Description                                                                                       Ratings**           Value
---------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Walworth County Housing Authority, Wisconsin, Housing Revenue Bonds (FHA-Insured Mortgage               N/R $       303,030
 Loan - Kiwanis Heritage, Inc. Senior Apartments Project), Series 1997, 5.550%, 9/01/22

Waukesha Housing Authority, Wisconsin, Multifamily Housing Revenue Refunding Bonds (GNMA
Collateralized Mortgage Loan - Westgrove Woods Project), Series 1996A:
 5.800%, 12/01/18 (Alternative Minimum Tax)                                                            AAA         356,745
 6.000%, 12/01/31 (Alternative Minimum Tax)                                                            AAA         762,488
---------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 0.6%

Puerto Rico Housing Bank and Finance Agency, Single Family Mortgage Revenue Bonds (Affordable           AAA         197,838
 Housing Mortgage Subsidy Program), Portfolio I, 6.250%, 4/01/29 (Alternative Minimum Tax)

Virgin Islands Housing Finance Authority, Single Family Mortgage Revenue Refunding Bonds (GNMA          AAA         119,131
 Mortgage-Backed Securities Program), 1995 Series A, 6.450%, 3/01/16 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 3.8%

Sheboygan County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds (Rocky Knoll
Health Center Project), Series 1994:
 5.300%, 12/01/17                                                                                       A1         146,822
 5.300%, 12/01/18                                                                                       A1         188,856
 5.300%, 12/01/19                                                                                       A1         379,125

Waukesha County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds (The Arboretum            N/R       1,122,498
 Project), Series 1998, 5.250%, 12/01/21 (Alternative Minimum Tax) (Mandatory put 12/01/12)
---------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 3.8%

Government of Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18                             BB         224,665

Commonwealth of Puerto Rico, Public Improvement Refunding General Obligation Bonds, 2002                AAA       1,632,570
 Series A, 5.500%, 7/01/20
---------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 43.3%

Village of Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds (Arena           Aa2       1,488,540
 Project), Refunding Series 2002, 5.150%, 6/01/29

Cudahy Community Development Authority, Wisconsin, Redevelopment Lease Revenue Bonds,                   N/R       1,597,620
 Series 1995, 6.000%, 6/01/11

Village of De Forest Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds,             N/R         982,470
 Series 1999B, 5.100%, 2/01/18

Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue                N/R       1,464,525
 Bonds, Series 1998A, 5.400%, 9/01/18

Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue                 A2         100,475
 Refunding Bonds (Tax Increment District No. 6), 5.000%, 10/01/19

Green Bay Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds       AAA         354,767
 (Lambeau Field Renovation Project), Series 2001A, 5.000%, 2/01/19

Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds (Convention Center Project),
Series 1999A:
 5.250%, 6/01/24                                                                                       Aa2       1,312,506
 5.100%, 6/01/29                                                                                       Aa2       1,632,576

Village of Jackson Community Development Authority, Wisconsin, Community Development Revenue            N/R         464,385
 Refunding Bonds, Series 1999, 5.100%, 12/01/17

Madison Community Development Authority, Wisconsin, Lease Revenue Bonds (Monona Terrace                 Aa2         322,218
 Community and Convention Center Project), Series 1995, 6.100%, 3/01/10

Milwaukee Redevelopment Authority, Wisconsin, Redevelopment Revenue Bonds (Summerfest Project),
Series 2001:
 4.850%, 8/01/17                                                                                         A         400,944
 4.950%, 8/01/20                                                                                         A         980,560

Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds (Milwaukee Public Schools -                 AAA       1,965,640
 Neighborhood Schools Initiative), Series 2002A, 4.875%, 8/01/21

----
45

Portfolio of Investments
NUVEEN WISCONSIN MUNICIPAL BOND FUND (continued)
May 31, 2002

   Principal                                                                Optional Call                    Market
Amount (000) Description                                                      Provisions* Ratings**           Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $   600 Puerto Rico Public Building Authority, Public Education and   7/03 at 101.50        A- $       616,362
              Health Facilities Refunding Bonds (Guaranteed by the
              Commonwealth of Puerto Rico), Series M, 5.750%, 7/01/15

       2,500 Puerto Rico Public Building Authority, Revenue Refunding        No Opt. Call        A-       2,644,550
              Bonds (Guaranteed by the Commonwealth of Puerto Rico),
              Series L, 5.500%, 7/01/21

         200 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call        A-         222,888
              Appropriation Bonds, 2002 Series E, 6.000%, 8/01/26

             Southeast Wisconsin Professional Baseball Park District,
             Sales Tax Revenue Refunding Bonds, Series 1998A:
       1,000  5.500%, 12/15/18                                               No Opt. Call       AAA       1,081,050
         500  5.500%, 12/15/26                                               No Opt. Call       AAA         531,075

         375 Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin,  10/08 at 100.00       N/R         368,201
              Redevelopment Lease Revenue Bonds, Series 1998A, 5.200%,
              10/01/21

         600 Virgin Islands Public Finance Authority, Revenue Refunding   10/08 at 101.00      BBB-         594,180
              Bonds (Virgin Islands Matching Fund Loan Notes), Senior
              Lien Refunding Series 1998A, 5.625%, 10/01/25

         500 Wauwatosa Redevelopment Authority, Milwaukee County,         12/07 at 100.00       AAA         522,320
              Wisconsin, Redevelopment Authority Lease Revenue Bonds,
              Series 1997, 5.650%, 12/01/16

             Wisconsin Center District, Junior Dedicated Tax Revenue
             Refunding Bonds, Series 1999:
       1,000  5.250%, 12/15/23                                               No Opt. Call       AAA       1,028,050
         500  5.250%, 12/15/27                                               No Opt. Call       AAA         509,985
-------------------------------------------------------------------------------------------------------------------
             Transportation - 1.7%

       1,000 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00        BB         824,130
              Bonds (American Airlines, Inc. Project), 1996 Series A,
              6.250%, 6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 20.4%

             Village of Ashwaubenon Community Development Authority,
             Wisconsin, Lease Revenue Bonds (Arena Project), Series
             1999A:
       2,000  5.700%, 6/01/24 (Pre-refunded to 6/01/09)                    6/09 at 100.00    Aa2***       2,231,000
         700  5.800%, 6/01/29 (Pre-refunded to 6/01/09)                    6/09 at 100.00    Aa2***         785,113

         315 Guam Power Authority, Revenue Bonds, 1992 Series A, 6.300%,  10/02 at 102.00       AAA         326,283
              10/01/22 (Pre-refunded to 10/01/02)

       2,000 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00      A***       2,392,880
              Transportation Revenue Bonds, Series B, 6.500%, 7/01/27
              (Pre-refunded to 7/01/10)

             Puerto Rico Infrastructure Financing Authority, Special
             Obligation Bonds, 2000 Series A:
         250  5.375%, 10/01/16                                            10/10 at 101.00       AAA         267,195
         750  5.500%, 10/01/20                                            10/10 at 101.00       AAA         795,150

         145 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/04 at 102.00       AAA         160,708
              Series T, 6.375%, 7/01/24 (Pre-refunded to 7/01/04)

         125 Puerto Rico Telephone Authority, Revenue Refunding Bonds,     1/03 at 101.50       AAA         129,614
              Series M, 5.400%, 1/01/08 (Pre-refunded to 1/01/03)

         600 Southeast Wisconsin Professional Baseball Park District,      3/07 at 101.00       AAA         670,830
              Sales Tax Revenue Bonds, Series 1996, 5.800%, 12/15/26
              (Pre-refunded to 3/13/07)

       1,000 Southeast Wisconsin Professional Baseball Park District,     12/04 at 100.00       AAA       1,093,940
              Sales Tax Revenue Bonds, Series 1999, 6.100%, 12/15/29
              (Pre-refunded to 12/15/04)

       1,000 Wisconsin Center District, Junior Dedicated Tax Revenue      12/06 at 101.00       AAA       1,119,689
              Bonds, Series 1996B, 5.700%, 12/15/20 (Pre-refunded to
              12/15/06)

----
46

   Principal                                                               Optional Call                    Market
Amount (000) Description                                                     Provisions* Ratings**           Value
------------------------------------------------------------------------------------------------------------------
             Utilities - 3.1%

     $   850 Puerto Rico Electric Power Authority, Power Revenue Bonds,   7/10 at 101.00       AAA $       859,443
              Series HH, 5.250%, 7/01/29

         500 Puerto Rico Electric Power Authority, Power Revenue Bonds,   7/12 at 101.00       AAA         527,329
              2002 Series II, 5.375%, 7/01/19

         115 Puerto Rico Electric Power Authority, Power Revenue Bonds,   7/04 at 102.00        A-         123,624
              Series T, 6.000%, 7/01/16
------------------------------------------------------------------------------------------------------------------
     $46,960 Total Investments (cost $46,962,577) - 99.0%                                               48,332,577
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.0%                                                          469,654
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $    48,802,231
             ----------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent accountants):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.



                                See accompanying notes to financial statements.

----
47

Statement of Assets and Liabilities
May 31, 2002

                                               Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at
 market value                            $123,649,776 $458,041,897 $272,424,623 $235,467,577 $587,087,318 $48,332,577
Temporary investments in short-term
 securities, at amortized cost, which
 approximates market value                         --    4,000,000    1,000,000           --    7,500,000          --
Cash                                          242,346           --           --           --           --          --
Receivables:
 Interest                                   2,191,927    6,526,442    3,802,248    4,084,944   10,853,505     913,219
 Investments sold                             295,164           --    2,230,000    2,324,492           --     334,877
 Shares sold                                  209,105      302,416      246,892      376,166       93,405      27,304
Other assets                                      984       21,133       12,919        1,905       28,035         446
---------------------------------------------------------------------------------------------------------------------
   Total assets                           126,589,302  468,891,888  279,716,682  242,255,084  605,562,263  49,608,423
---------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                     --      777,119      708,293    3,656,665    1,684,156     591,104
Payables:
 Investments purchased                      1,091,608           --           --           --    5,557,860          --
 Shares redeemed                               82,086      447,779      866,055      381,195    1,552,537      39,107
Accrued expenses:
 Management fees                               57,209      210,865      127,842      109,940      267,920      22,661
 12b-1 distribution and service fees           34,831      108,040       67,129       55,521      111,322      13,107
 Other                                         57,570      192,213      119,916       92,795      187,319      37,416
Dividends payable                             227,106      912,951      400,069      394,881    1,141,379     102,797
---------------------------------------------------------------------------------------------------------------------
   Total liabilities                        1,550,410    2,648,967    2,289,304    4,690,997   10,502,493     806,192
---------------------------------------------------------------------------------------------------------------------
Net assets                               $125,038,892 $466,242,921 $277,427,378 $237,564,087 $595,059,770 $48,802,231
---------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                               $ 96,410,755 $407,706,126 $205,807,663 $207,890,290 $379,341,504 $40,198,910
Shares outstanding                          9,404,800   37,337,493   17,814,913   19,229,067   33,983,950   3,965,905
Net asset value and redemption price
 per share                               $      10.25 $      10.92 $      11.55 $      10.81 $      11.16 $     10.14
Offering price per share (net asset
 value per share plus maximum sales
 charge of 4.20% of offering price)      $      10.70 $      11.40 $      12.06 $      11.28 $      11.65 $     10.58
---------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                               $ 10,210,410 $ 16,808,089 $  9,213,925 $  9,090,839 $ 22,432,779 $ 5,223,799
Shares outstanding                          1,002,989    1,538,967      796,467      840,731    2,011,658     513,778
Net asset value, offering and
 redemption price per share              $      10.18 $      10.92 $      11.57 $      10.81 $      11.15 $     10.17
---------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                               $ 16,943,142 $ 40,746,080 $ 38,762,554 $ 20,075,984 $ 44,983,505 $ 3,282,071
Shares outstanding                          1,650,072    3,734,237    3,359,086    1,857,963    4,035,236     323,001
Net asset value, offering and
 redemption price per share              $      10.27 $      10.91 $      11.54 $      10.81 $      11.15 $     10.16
---------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                               $  1,474,585 $    982,626 $ 23,643,236 $    506,974 $148,301,982 $    97,451
Shares outstanding                            143,178       90,155    2,046,077       46,865   13,295,208       9,571
Net asset value, offering and
 redemption price per share              $      10.30 $      10.90 $      11.56 $      10.82 $      11.15 $     10.18
---------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
---------------------------------------------------------------------------------------------------------------------------
Capital paid-in                          $127,327,207  $451,284,126  $263,766,034  $232,328,757  $576,020,228  $48,056,564
Undistributed (Over-distribution of)
 net investment income                        (16,519)      263,445       403,051       (77,229)      396,889       55,681
Accumulated net realized gain (loss)
 from investment transactions              (5,297,501)      (96,056)     (135,120)   (1,753,265)   (4,871,521)    (680,014)
Net unrealized appreciation of
 investments                                3,025,705    14,791,406    13,393,413     7,065,824    23,514,174    1,370,000
---------------------------------------------------------------------------------------------------------------------------
Net assets                               $125,038,892  $466,242,921  $277,427,378  $237,564,087  $595,059,770  $48,802,231
---------------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
48

Statement of Operations
Year Ended May 31, 2002

                                                                          Kansas     Kentucky     Michigan     Missouri
------------------------------------------------------------------------------------------------------------------------
Investment Income                                                    $6,609,681  $26,960,398  $16,089,005  $13,635,615
------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                         627,609    2,472,884    1,521,050    1,260,261
12b-1 service fees - Class A                                            185,171      817,211      422,305      412,032
12b-1 distribution and service fees - Class B                            82,843      139,584       84,988       80,406
12b-1 distribution and service fees - Class C                            83,330      283,672      277,508      124,206
Shareholders' servicing agent fees and expenses                          86,590      292,534      208,449      162,426
Custodian's fees and expenses                                            47,239      117,067       85,772       65,951
Trustees' fees and expenses                                               3,000        9,650        6,203        6,099
Professional fees                                                         7,934       21,950       13,587       10,769
Shareholders' reports - printing and mailing expenses                    13,825       45,470       34,982       24,138
Federal and state registration fees                                       7,075       10,109        9,851       10,432
Other expenses                                                            3,656       15,349        9,419        7,290
------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                            1,148,272    4,225,480    2,674,114    2,164,010
  Custodian fee credit                                                  (12,517)     (44,743)     (11,717)     (13,384)
------------------------------------------------------------------------------------------------------------------------
Net expenses                                                          1,135,755    4,180,737    2,662,397    2,150,626
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 5,473,926   22,779,661   13,426,608   11,484,989
------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                    37,787    2,566,122    2,047,892       29,802
Net change in unrealized appreciation or depreciation of investments  1,101,468    2,087,059    2,539,436    2,233,432
------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             1,139,255    4,653,181    4,587,328    2,263,234
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $6,613,181  $27,432,842  $18,013,936  $13,748,223
------------------------------------------------------------------------------------------------------------------------

                                                                             Ohio   Wisconsin
---------------------------------------------------------------------------------------------
Investment Income                                                    $34,754,852  $2,425,025
---------------------------------------------------------------------------------------------
Expenses
Management fees                                                        3,186,365     250,196
12b-1 service fees - Class A                                             772,455      72,115
12b-1 distribution and service fees - Class B                            206,907      46,085
12b-1 distribution and service fees - Class C                            330,851      33,743
Shareholders' servicing agent fees and expenses                          475,965      26,852
Custodian's fees and expenses                                            168,458      37,943
Trustees' fees and expenses                                               14,016       1,049
Professional fees                                                         43,423       4,945
Shareholders' reports - printing and mailing expenses                     67,762       5,561
Federal and state registration fees                                       10,308       6,612
Other expenses                                                            20,229       1,417
---------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                             5,296,739     486,518
  Custodian fee credit                                                   (19,914)     (6,291)
---------------------------------------------------------------------------------------------
Net expenses                                                           5,276,825     480,227
---------------------------------------------------------------------------------------------
Net investment income                                                 29,478,027   1,944,798
---------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                 (2,454,590)     79,096
Net change in unrealized appreciation or depreciation of investments   5,503,360     602,216
---------------------------------------------------------------------------------------------
Net gain from investments                                              3,048,770     681,312
---------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $32,526,797  $2,626,110
---------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
49

Statement of Changes in Net Assets

                                                                                        Kansas
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/02       5/31/01
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $  5,473,926  $  5,172,712
Net realized gain (loss) from investment transactions                               37,787       760,827
Net change in unrealized appreciation or depreciation of investments             1,101,468     5,391,332
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                       6,613,181    11,324,871
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                       (4,645,235)   (4,502,270)
  Class B                                                                         (371,187)     (261,694)
  Class C                                                                         (493,373)     (269,481)
  Class R                                                                          (89,675)      (78,640)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                       (5,599,470)   (5,112,085)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                27,853,495    12,556,493
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                2,495,684     2,217,731
----------------------------------------------------------------------------------------------------------
                                                                                30,349,179    14,774,224
Cost of shares redeemed                                                        (12,561,659)  (13,563,428)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              17,787,520     1,210,796
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           18,801,231     7,423,582
Net assets at the beginning of year                                            106,237,661    98,814,079
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $125,038,892  $106,237,661
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    (16,519) $    109,025
----------------------------------------------------------------------------------------------------------

                                                                                       Kentucky
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/02       5/31/01
---------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 22,779,661  $ 22,656,702
Net realized gain (loss) from investment transactions                            2,566,122        85,408
Net change in unrealized appreciation or depreciation of investments             2,087,059    21,256,252
---------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      27,432,842    43,998,362
---------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                      (20,222,418)  (20,807,437)
  Class B                                                                         (610,341)     (495,537)
  Class C                                                                       (1,661,723)   (1,533,533)
  Class R                                                                          (48,663)      (47,426)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
---------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (22,543,145)  (22,883,933)
---------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                37,218,281    41,713,067
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                               11,016,189    10,911,972
---------------------------------------------------------------------------------------------------------
                                                                                48,234,470    52,625,039
Cost of shares redeemed                                                        (40,310,418)  (56,426,425)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions               7,924,052    (3,801,386)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           12,813,749    17,313,043
Net assets at the beginning of year                                            453,429,172   436,116,129
---------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $466,242,921  $453,429,172
---------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    263,445  $    (77,967)
---------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
50

                                                                                       Michigan
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/02       5/31/01
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 13,426,608  $ 14,245,172
Net realized gain (loss) from investment transactions                            2,047,892      (925,976)
Net change in unrealized appreciation or depreciation of investments             2,539,436    16,792,494
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      18,013,936    30,111,690
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                      (10,328,225)  (10,863,258)
  Class B                                                                         (367,861)     (354,702)
  Class C                                                                       (1,597,244)   (1,621,637)
  Class R                                                                       (1,200,109)   (1,194,993)
From accumulated net realized gains from investment transactions:
  Class A                                                                         (482,823)           --
  Class B                                                                          (20,281)           --
  Class C                                                                          (84,723)           --
  Class R                                                                          (53,859)           --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (14,135,125)  (14,034,590)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                22,785,790    19,054,829
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                5,013,073     4,667,073
----------------------------------------------------------------------------------------------------------
                                                                                27,798,863    23,721,902
Cost of shares redeemed                                                        (33,807,060)  (33,986,230)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              (6,008,197)  (10,264,328)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           (2,129,386)    5,812,772
Net assets at the beginning of year                                            279,556,764   273,743,992
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $277,427,378  $279,556,764
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    403,051  $    188,877
----------------------------------------------------------------------------------------------------------

                                                                                       Missouri
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/02       5/31/01
---------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 11,484,989  $ 11,462,494
Net realized gain (loss) from investment transactions                               29,802       246,737
Net change in unrealized appreciation or depreciation of investments             2,233,432    10,630,323
---------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      13,748,223    22,339,554
---------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                      (10,524,923)  (10,664,275)
  Class B                                                                         (364,677)     (265,994)
  Class C                                                                         (749,596)     (520,865)
  Class R                                                                          (25,949)      (25,489)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
---------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (11,665,145)  (11,476,623)
---------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                27,907,280    17,740,309
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                4,748,824     4,581,403
---------------------------------------------------------------------------------------------------------
                                                                                32,656,104    22,321,712
Cost of shares redeemed                                                        (19,923,492)  (20,542,606)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              12,732,612     1,779,106
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           14,815,690    12,642,037
Net assets at the beginning of year                                            222,748,397   210,106,360
---------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $237,564,087  $222,748,397
---------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    (77,229) $    100,208
---------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
51

                                                                                         Ohio
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/02       5/31/01
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 29,478,027  $ 30,520,383
Net realized gain (loss) from investment transactions                           (2,454,590)      160,286
Net change in unrealized appreciation or depreciation of investments             5,503,360    26,153,382
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      32,526,797    56,834,051
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                      (18,923,407)  (20,246,079)
  Class B                                                                         (900,852)     (780,947)
  Class C                                                                       (1,922,355)   (1,906,208)
  Class R                                                                       (7,575,179)   (7,925,127)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (29,321,793)  (30,858,361)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                54,521,113    46,275,082
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                               13,555,900    14,072,781
----------------------------------------------------------------------------------------------------------
                                                                                68,077,013    60,347,863
Cost of shares redeemed                                                        (69,367,991)  (81,295,926)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              (1,290,978)  (20,948,063)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                            1,914,026     5,027,627
Net assets at the beginning of year                                            593,145,744   588,118,117
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $595,059,770  $593,145,744
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    396,889  $     81,263
----------------------------------------------------------------------------------------------------------

                                                                                      Wisconsin
                                                                              ------------------------
                                                                                Year Ended   Year Ended
                                                                                   5/31/02      5/31/01
-------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 1,944,798  $ 1,744,666
Net realized gain (loss) from investment transactions                              79,096     (281,341)
Net change in unrealized appreciation or depreciation of investments              602,216    3,206,930
-------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      2,626,110    4,670,255
-------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
  Class A                                                                      (1,580,364)  (1,341,564)
  Class B                                                                        (177,210)    (161,201)
  Class C                                                                        (176,847)    (197,932)
  Class R                                                                          (3,685)      (2,279)
From accumulated net realized gains from investment transactions:
  Class A                                                                              --           --
  Class B                                                                              --           --
  Class C                                                                              --           --
  Class R                                                                              --           --
-------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (1,938,106)  (1,702,976)
-------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                               13,041,410    5,562,635
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                               1,087,251      980,958
-------------------------------------------------------------------------------------------------------
                                                                               14,128,661    6,543,593
Cost of shares redeemed                                                        (6,818,562)  (7,239,664)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              7,310,099     (696,071)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           7,998,103    2,271,208
Net assets at the beginning of year                                            40,804,128   38,532,920
-------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $48,802,231  $40,804,128
-------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    55,681  $    44,840
-------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
52

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Kansas Municipal Bond Fund ("Kansas"), the Nuveen Kentucky Municipal Bond Fund ("Kentucky"), the Nuveen Michigan Municipal Bond Fund ("Michigan"), the Nuveen Missouri Municipal Bond Fund ("Missouri"), the Nuveen Ohio Municipal Bond Fund ("Ohio") and the Nuveen Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2002, Kansas and Ohio had outstanding when-issued purchase commitments of $1,091,608 and $3,084,917, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2002, have been designated Exempt Interest Dividends.


----
53

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended May 31, 2002, Kentucky, Michigan and Ohio invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the floating rate security. Kansas, Missouri and Wisconsin did not invest in any such securities during the fiscal year ended May 31, 2002.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation, based on securities held by the Funds on June 1, 2001, as follows:

               Kansas Kentucky Michigan Missouri     Ohio Wisconsin
             ------------------------------------------------------
                  $-- $104,896 $281,005   $2,719 $159,392    $4,149
             ------------------------------------------------------

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

The effect of this change for the fiscal year ended May 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

               Kansas Kentucky Michigan Missouri    Ohio Wisconsin
             -----------------------------------------------------
                  $--  $16,545  $84,502   $1,964 $67,944      $864
             -----------------------------------------------------


----
54

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                           Kansas
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,214,623  $ 12,440,214     848,268  $  8,550,130
  Class B                                               350,408     3,558,864     166,763     1,665,185
  Class C                                             1,119,614    11,475,912     173,639     1,751,431
  Class R                                                36,648       378,505      57,269       589,747
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               206,556     2,118,130     200,919     2,007,892
  Class B                                                15,704       159,962      10,445       103,710
  Class C                                                21,047       215,767      10,363       103,682
  Class R                                                   177         1,825         244         2,447
--------------------------------------------------------------------------------------------------------
                                                      2,964,777    30,349,179   1,467,910    14,774,224
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (982,932)  (10,049,876) (1,141,780)  (11,376,804)
  Class B                                               (42,259)     (430,436)    (63,329)     (628,256)
  Class C                                              (115,533)   (1,187,317)   (148,153)   (1,492,900)
  Class R                                               (86,395)     (894,030)     (6,588)      (65,468)
--------------------------------------------------------------------------------------------------------
                                                     (1,227,119)  (12,561,659) (1,359,850)  (13,563,428)
--------------------------------------------------------------------------------------------------------
Net increase                                          1,737,658  $ 17,787,520     108,060  $  1,210,796
--------------------------------------------------------------------------------------------------------

                                                                          Kentucky
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             2,312,067  $ 25,231,282   2,902,128  $ 31,121,534
  Class B                                               428,624     4,666,171     345,031     3,714,916
  Class C                                               666,972     7,265,040     638,154     6,870,962
  Class R                                                 5,056        55,788         527         5,655
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               900,522     9,826,452     921,253     9,829,667
  Class B                                                27,706       302,277      22,337       238,572
  Class C                                                77,980       850,253      76,878       820,340
  Class R                                                 3,418        37,207       2,197        23,393
--------------------------------------------------------------------------------------------------------
                                                      4,422,345    48,234,470   4,908,505    52,625,039
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (3,256,866)  (35,485,945) (4,715,967)  (50,272,154)
  Class B                                              (118,604)   (1,289,915)   (151,573)   (1,619,114)
  Class C                                              (324,539)   (3,526,043)   (422,163)   (4,510,641)
  Class R                                                  (780)       (8,515)     (2,267)      (24,516)
--------------------------------------------------------------------------------------------------------
                                                     (3,700,789)  (40,310,418) (5,291,970)  (56,426,425)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 721,556  $  7,924,052    (383,465) $ (3,801,386)
--------------------------------------------------------------------------------------------------------


----
55


                                                                           Michigan
                                                      --------------------------------------------------
                                                             Year Ended                Year Ended
                                                               5/31/02                   5/31/01
                                                      ------------------------  ------------------------
                                                           Shares        Amount      Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                               1,158,899  $ 13,426,800   1,224,300  $ 13,729,832
 Class B                                                 143,564     1,667,792     151,492     1,704,336
 Class C                                                 562,830     6,512,765     246,184     2,780,994
 Class R                                                 102,079     1,178,433      74,441       839,667

 Shares issued to shareholders due to reinvestment of
 distributions:
 Class A                                                 299,341     3,468,628     287,511     3,222,605
 Class B                                                  12,692       147,250      11,365       127,573
 Class C                                                  48,321       559,055      48,636       544,232
 Class R                                                  72,320       838,140      68,955       772,663
---------------------------------------------------------------------------------------------------------
                                                       2,400,046    27,798,863   2,112,884    23,721,902
---------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                              (2,252,924)  (26,023,705) (2,271,660)  (25,492,198)
 Class B                                                (117,499)   (1,360,422)   (124,182)   (1,392,261)
 Class C                                                (427,081)   (4,924,471)   (442,061)   (4,947,303)
 Class R                                                (129,487)   (1,498,462)   (191,770)   (2,154,468)
---------------------------------------------------------------------------------------------------------
                                                      (2,926,991)  (33,807,060) (3,029,673)  (33,986,230)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                                 (526,945) $ (6,008,197)   (916,789) $(10,264,328)
---------------------------------------------------------------------------------------------------------

                                                                           Missouri
                                                      --------------------------------------------------
                                                             Year Ended                Year Ended
                                                               5/31/02                   5/31/01
                                                      ------------------------  ------------------------
                                                           Shares        Amount      Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                               1,511,164  $ 16,371,053   1,165,250  $ 12,347,126
 Class B                                                 253,693     2,749,675     240,591     2,549,754
 Class C                                                 808,669     8,746,553     267,112     2,838,961
 Class R                                                   3,738        39,999         434         4,468
Shares issued to shareholders due to reinvestment
 of distributions:
 Class A                                                 401,119     4,345,559     407,597     4,303,932
 Class B                                                  14,336       155,288       8,595        90,768
 Class C                                                  22,732       246,063      17,550       185,281
 Class R                                                     177         1,914         135         1,422
---------------------------------------------------------------------------------------------------------
                                                       3,015,628    32,656,104   2,107,264    22,321,712
---------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                              (1,613,059)  (17,438,485) (1,730,189)  (18,249,065)
 Class B                                                 (80,282)     (862,724)   (103,748)   (1,093,943)
 Class C                                                (149,727)   (1,612,283)   (113,968)   (1,198,102)
 Class R                                                    (928)      (10,000)       (140)       (1,496)
---------------------------------------------------------------------------------------------------------
                                                      (1,843,996)  (19,923,492) (1,948,045)  (20,542,606)
---------------------------------------------------------------------------------------------------------
Net increase                                           1,171,632  $ 12,732,612     159,219  $  1,779,106
---------------------------------------------------------------------------------------------------------



----
56

                                                                            Ohio
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/02                   5/31/01
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             3,035,155  $ 33,967,857   2,581,391  $ 28,569,455
  Class B                                               514,511     5,747,368     548,793     6,050,062
  Class C                                               805,256     8,996,874     543,232     6,019,229
  Class R                                               519,279     5,809,014     511,079     5,636,336
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               642,355     7,192,029     689,457     7,600,715
  Class B                                                27,677       309,569      25,448       280,631
  Class C                                                66,551       744,276      60,895       670,746
  Class R                                               474,500     5,310,026     500,776     5,520,689
--------------------------------------------------------------------------------------------------------
                                                      6,085,284    68,077,013   5,461,071    60,347,863
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (4,396,949)  (49,138,338) (5,264,633)  (58,012,103)
  Class B                                              (320,164)   (3,585,121)   (194,595)   (2,141,194)
  Class C                                              (569,965)   (6,355,839)   (754,129)   (8,295,174)
  Class R                                              (919,025)  (10,288,693) (1,163,434)  (12,847,455)
--------------------------------------------------------------------------------------------------------
                                                     (6,206,103)  (69,367,991) (7,376,791)  (81,295,926)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (120,819) $ (1,290,978) (1,915,720) $(20,948,063)
--------------------------------------------------------------------------------------------------------

                                                                        Wisconsin
                                                     ----------------------------------------------
                                                            Year Ended              Year Ended
                                                             5/31/02                 5/31/01
                                                     -----------------------  ---------------------
                                                          Shares       Amount    Shares       Amount
----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,001,935  $10,134,949   399,617  $ 3,948,340
  Class B                                               142,538    1,439,120    62,026      605,947
  Class C                                               140,755    1,423,816   102,536    1,008,008
  Class R                                                 4,260       43,525        34          340
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                                90,064      910,410    80,417      785,813
  Class B                                                 8,971       90,959     7,485       73,434
  Class C                                                 8,128       82,379    12,179      119,445
  Class R                                                   345        3,503       231        2,266
----------------------------------------------------------------------------------------------------
                                                      1,396,996   14,128,661   664,525    6,543,593
----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (229,152)  (2,306,280) (638,517)  (6,216,348)
  Class B                                               (77,717)    (784,684)  (58,461)    (578,588)
  Class C                                              (366,968)  (3,726,380)  (44,914)    (444,728)
  Class R                                                  (121)      (1,218)       --           --
----------------------------------------------------------------------------------------------------
                                                       (673,958)  (6,818,562) (741,892)  (7,239,664)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                                 723,038  $ 7,310,099   (77,367) $  (696,071)
----------------------------------------------------------------------------------------------------


----
57

3. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2002, to shareholders of record on June 7, 2002, as follows:

                    Kansas    Kentucky  Michigan  Missouri    Ohio    Wisconsin
         ----------------------------------------------------------------------
         Dividend
          per
          share:
          Class A   $.0415      $.0445    $.0465    $.0445  $.0450       $.0370
          Class B    .0350       .0375     .0390     .0375   .0380        .0310
          Class C    .0370       .0395     .0410     .0395   .0400        .0325
          Class R    .0435       .0460     .0485     .0460   .0470        .0390
         ----------------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities for the fiscal year ended May 31, 2002, were as follows:

                   Kansas    Kentucky    Michigan    Missouri         Ohio   Wisconsin
--------------------------------------------------------------------------------------
Purchases:

   Long-term
   municipal
   securities $33,291,474 $62,246,919 $52,247,064 $42,183,205 $125,342,619 $15,482,498

   Short-term
   securities   7,000,000  20,000,000   2,720,000   1,090,000   14,000,000          --
Sales and
 maturities:

   Long-term
   municipal
   securities  18,994,021  63,942,041  62,660,220  29,398,475  131,767,583   8,315,688

   Short-term
   securities   7,000,000  16,000,000   1,720,000   1,090,000    6,500,000          --
--------------------------------------------------------------------------------------

5. Income Tax Information

The following information is presented on an income tax basis as of May 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

                                                  Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
-----------------------------------------------------------------------------------------------------------------------------
Cost of investments                        $120,624,071  $447,130,765  $259,886,288  $228,397,070  $570,845,808  $46,957,564
-----------------------------------------------------------------------------------------------------------------------------

                                                  Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
-----------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation               $ 4,598,739   $19,337,725   $16,502,309   $ 9,508,027   $28,372,948   $1,881,642
Gross unrealized depreciation                (1,573,034)   (4,426,593)   (2,963,974)   (2,437,520)   (4,631,438)    (506,629)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments  $ 3,025,705   $14,911,132   $13,538,335   $ 7,070,507   $23,741,510   $1,375,013
-----------------------------------------------------------------------------------------------------------------------------

The tax components of undistributed net investment income and realized gains at May 31, 2002, were as follows:

                                        Kansas   Kentucky   Michigan Missouri       Ohio Wisconsin
--------------------------------------------------------------------------------------------------
Undistributed tax-exempt income       $459,637 $2,011,479 $1,140,373 $889,418 $2,639,426  $225,694
Undistributed ordinary income*              --         --         --       --         --        --
Undistributed long-term capital gains       --         --     85,467       --         --        --
--------------------------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended May 31, 2002, were as follows:

                                               Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
----------------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income       $5,559,994 $22,559,782 $13,554,778 $11,659,139 $29,405,893 $1,908,543
Distributions from ordinary income*                --          --          --          --          --         --
Distributions from long-term capital gains         --          --     641,686          --          --         --
----------------------------------------------------------------------------------------------------------------

* Ordinary income consists of taxable market discount income and short-term capital gains, if any.


----
58

At May 31, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                     Kansas Kentucky   Missouri       Ohio Wisconsin
            --------------------------------------------------------
            2003 $4,201,412  $    -- $       -- $       --  $     --
            2004         --       --         --         --        --
            2005         --       --         --         --        --
            2006         --       --         --         --        --
            2007         --       --         --         --        --
            2008    671,721       --    856,804    975,597    30,642
            2009    424,368   94,342    691,893  1,441,334   649,372
            2010         --       --    204,568  2,454,590        --
            --------------------------------------------------------
                 $5,297,501  $94,342 $1,753,265 $4,871,521  $680,014
            --------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million         .5500 of 1%
                 For the next $125 million          .5375 of 1
                 For the next $250 million          .5250 of 1
                 For the next $500 million          .5125 of 1
                 For the next $1 billion            .5000 of 1
                 For the next $3 billion            .4750 of 1
                 For net assets over $5 billion     .4500 of 1
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Ohio in order to limit total expenses to .75 of 1% of the average daily net assets, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses in any of the Funds from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 2002, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                         Kansas Kentucky Michigan Missouri     Ohio Wisconsin
---------------------------------------------------------------------------------------------
Sales charges collected (unaudited)    $212,338 $563,941 $171,873 $314,808 $488,384  $105,425
Paid to authorized dealers (unaudited)  212,338  515,922  156,137  277,645  488,384   105,425
---------------------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2002, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                  Kansas Kentucky Michigan Missouri     Ohio Wisconsin
--------------------------------------------------------------------------------------
Commission advances (unaudited) $269,465 $269,540 $127,054 $185,642 $350,683  $105,811
--------------------------------------------------------------------------------------


----
59

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2002, the Distributor retained such 12b-1 fees as follows:

                                  Kansas Kentucky Michigan Missouri     Ohio Wisconsin
--------------------------------------------------------------------------------------
12b-1 fees retained (unaudited) $117,475 $159,305 $102,900 $111,266 $229,645   $47,464
--------------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2002, as follows:

                           Kansas Kentucky Michigan Missouri     Ohio Wisconsin
-------------------------------------------------------------------------------
CDSC retained (unaudited) $30,358  $33,614  $32,076  $11,929 $102,699   $24,665
-------------------------------------------------------------------------------


----
60

Financial Highlights

Selected data for a share outstanding throughout each year:

Class (Inception Date)
                                                         Investment Operations      Less Distributions
                                                       -------------------------  ----------------------


KANSAS


                                                                      Net            From
                                                                Realized/          and in
                                                               Unrealized          Excess
                                             Beginning     Net    Invest-          of Net                 Ending
                                                   Net Invest-       ment         Invest-                    Net
                                                 Asset    ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                               Value  Income     (Loss)   Total  Income    Gains  Total  Value Return(a)
----------------------------------------------------------------------------------------------------------------------------
Class A (1/92)
 2002                                           $10.16    $.50      $ .10  $ .60    $(.51)     $-- $(.51) $10.25      6.06%
 2001                                             9.54     .51        .62   1.13     (.51)      --  (.51)  10.16     12.02
 2000                                            10.49     .50       (.96)  (.46)    (.49)      --  (.49)   9.54     (4.38)
 1999                                            10.60     .51       (.11)   .40     (.51)      --  (.51)  10.49      3.81
 1998                                            10.19     .52        .41    .93     (.52)      --  (.52)  10.60      9.32
Class B (2/97)
 2002                                            10.09     .42        .11    .53     (.44)      --  (.44)  10.18      5.30
 2001                                             9.48     .44        .61   1.05     (.44)      --  (.44)  10.09     11.17
 2000                                            10.43     .42       (.95)  (.53)    (.42)      --  (.42)   9.48     (5.14)
 1999                                            10.54     .43       (.11)   .32     (.43)      --  (.43)  10.43      3.07
 1998                                            10.13     .44        .41    .85     (.44)      --  (.44)  10.54      8.57
Class C (2/97)
 2002                                            10.17     .44        .12    .56     (.46)      --  (.46)  10.27      5.60
 2001                                             9.56     .46        .61   1.07     (.46)      --  (.46)  10.17     11.29
 2000                                            10.51     .45       (.96)  (.51)    (.44)      --  (.44)   9.56     (4.89)
 1999                                            10.63     .45       (.11)   .34     (.46)      --  (.46)  10.51      3.18
 1998                                            10.21     .47        .42    .89     (.47)      --  (.47)  10.63      8.85
Class R (2/97)
 2002                                            10.20     .53        .11    .64     (.54)      --  (.54)  10.30      6.38
 2001                                             9.59     .54        .60   1.14     (.53)      --  (.53)  10.20     12.12
 2000                                            10.55     .52       (.96)  (.44)    (.52)      --  (.52)   9.59     (4.22)
 1999                                            10.66     .54       (.11)   .43     (.54)      --  (.54)  10.55      4.06
 1998                                            10.22     .56        .43    .99     (.55)      --  (.55)  10.66      9.84
----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                       Ratios/Supplemental Data
                                             ---------------------------------------------------------------------------
                                                        Before Credit/         After          After Credit/
                                                        Reimbursement     Reimbursement(b)   Reimbursement(c)
KANSAS                                                -----------------  -----------------  -----------------
                                                                  Ratio              Ratio              Ratio
                                                                 of Net             of Net             of Net
                                                                Invest-            Invest-            Invest-
                                                      Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                      Expenses   Income  Expenses   Income  Expenses   Income
                                               Ending       to       to        to       to        to       to
                                                  Net  Average  Average   Average  Average   Average  Average  Portfolio
                                               Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                              (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------------
Class A (1/92)
 2002                                        $ 96,411      .90%    4.90%      .90%    4.90%      .89%    4.91%        17%
 2001                                          91,062      .90     5.13       .90     5.13       .89     5.14         18
 2000                                          86,460     1.01     5.04      1.01     5.05      1.00     5.06         54
 1999                                         113,140      .90     4.63       .76     4.78       .75     4.78         27
 1998                                         102,217      .90     4.79       .71     4.98       .71     4.98         13
Class B (2/97)
 2002                                          10,210     1.65     4.13      1.65     4.13      1.64     4.15         17
 2001                                           6,851     1.65     4.38      1.65     4.38      1.64     4.39         18
 2000                                           5,361     1.77     4.31      1.77     4.31      1.76     4.32         54
 1999                                           6,497     1.65     3.89      1.51     4.03      1.51     4.03         27
 1998                                           3,238     1.65     4.02      1.45     4.22      1.45     4.22         13
Class C (2/97)
 2002                                          16,943     1.44     4.31      1.44     4.31      1.43     4.32         17
 2001                                           6,359     1.45     4.58      1.45     4.58      1.44     4.59         18
 2000                                           5,633     1.57     4.51      1.56     4.51      1.56     4.52         54
 1999                                           6,171     1.45     4.10      1.32     4.23      1.32     4.23         27
 1998                                           1,716     1.44     4.21      1.24     4.41      1.24     4.41         13
Class R (2/97)
 2002                                           1,475      .70     5.12       .70     5.12       .69     5.13         17
 2001                                           1,967      .69     5.33       .69     5.33       .68     5.34         18
 2000                                           1,360      .85     5.32       .85     5.32       .84     5.33         54
 1999                                             679      .70     4.87       .59     4.97       .59     4.97         27
 1998                                              12      .70     4.97       .51     5.16       .51     5.16         13
-------------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
61

Selected data for a share outstanding throughout each year:

Class (Inception Date)
                         Investment Operations        Less Distributions
                       -------------------------  -------------------------                    ---------


KENTUCKY


                                      Net
                                Realized/          From and
                               Unrealized         in Excess
            Beginning      Net    Invest-            of Net                  Ending               Ending
                  Net  Invest-       ment           Invest-                     Net                  Net
Year Ended      Asset     ment       Gain              ment  Capital          Asset     Total     Assets
May 31,         Value   Income     (Loss)   Total    Income    Gains   Total  Value Return(a)      (000)
---------------------------------------------------------------------------------------------------------
Class A (5/87)
   2002        $10.80     $.54      $ .12  $ .66      $(.54)   $  --  $(.54) $10.92      6.22%  $407,706
   2001         10.30      .55        .50   1.05       (.55)      --   (.55)  10.80     10.40    403,793
   2000         11.22      .55       (.92)  (.37)      (.55)      --   (.55)  10.30     (3.27)   394,048
   1999         11.39      .56       (.15)   .41       (.56)    (.02)  (.58)  11.22      3.66    467,127
   1998         11.05      .59        .38    .97       (.58)    (.05)  (.63)  11.39      9.00    451,338
Class B (2/97)
   2002         10.80      .46        .12    .58       (.46)      --   (.46)  10.92      5.42     16,808
   2001         10.30      .47        .51    .98       (.48)      --   (.48)  10.80      9.60     12,977
   2000         11.22      .47       (.92)  (.45)      (.47)      --   (.47)  10.30     (3.99)    10,148
   1999         11.39      .48       (.15)   .33       (.48)    (.02)  (.50)  11.22      2.90      9,923
   1998         11.06      .50        .38    .88       (.50)    (.05)  (.55)  11.39      8.10      4,273
Class C (10/93)
   2002         10.79      .48        .12    .60       (.48)      --   (.48)  10.91      5.64     40,746
   2001         10.29      .49        .50    .99       (.49)      --   (.49)  10.79      9.80     35,770
   2000         11.21      .50       (.93)  (.43)      (.49)      --   (.49)  10.29     (3.82)    31,078
   1999         11.38      .50       (.15)   .35       (.50)    (.02)  (.52)  11.21      3.12     37,246
   1998         11.04      .52        .39    .91       (.52)    (.05)  (.57)  11.38      8.43     28,630
Class R (2/97)
   2002         10.78      .57        .11    .68       (.56)      --   (.56)  10.90      6.40        983
   2001         10.27      .57        .51   1.08       (.57)      --   (.57)  10.78     10.72        889
   2000         11.20      .57       (.93)  (.36)      (.57)      --   (.57)  10.27     (3.18)       842
   1999         11.37      .58       (.15)   .43       (.58)    (.02)  (.60)  11.20      3.89        839
   1998         11.03      .61        .39   1.00       (.61)    (.05)  (.66)  11.37      9.25        675
----------- ---------- ------- ----------  -----  ---------  -------  -----  ------ ---------  ---------

Class (Inception Date)


                         Before Credit/         After          After Credit/
                         Reimbursement     Reimbursement(b)   Reimbursement(c)
KENTUCKY               -----------------  -----------------  -----------------
                        Ratio              Ratio              Ratio
                       of Net             of Net             of Net
                      Invest-            Invest-            Invest-
            Ratio of     ment  Ratio of     ment  Ratio of     ment
            Expenses   Income  Expenses   Income  Expenses   Income
                  to       to        to       to        to       to
             Average  Average   Average  Average   Average  Average  Portfolio
Year Ended       Net      Net       Net      Net       Net      Net   Turnover
May 31,       Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------
Class A (5/87)
   2002          .85%    4.99%      .85%    4.99%      .84%    5.00%        14%
   2001          .87     5.11       .87     5.11       .85     5.13         14
   2000          .96     5.23       .96     5.23       .96     5.23          7
   1999          .84     4.88       .82     4.90       .82     4.90         10
   1998          .84     5.12       .77     5.19       .77     5.19         12
Class B (2/97)
   2002         1.59     4.24      1.59     4.24      1.58     4.25         14
   2001         1.62     4.36      1.62     4.36      1.60     4.38         14
   2000         1.72     4.48      1.72     4.48      1.72     4.48          7
   1999         1.59     4.13      1.57     4.15      1.56     4.16         10
   1998         1.59     4.33      1.54     4.38      1.54     4.38         12
Class C (10/93)
   2002         1.40     4.44      1.40     4.44      1.39     4.45         14
   2001         1.42     4.56      1.42     4.56      1.40     4.58         14
   2000         1.51     4.68      1.51     4.68      1.51     4.68          7
   1999         1.39     4.33      1.37     4.36      1.37     4.36         10
   1998         1.39     4.57      1.33     4.63      1.33     4.63         12
Class R (2/97)
   2002          .65     5.19       .65     5.19       .64     5.20         14
   2001          .67     5.31       .67     5.31       .65     5.33         14
   2000          .77     5.43       .77     5.43       .77     5.43          7
   1999          .64     5.08       .62     5.10       .62     5.11         10
   1998          .64     5.31       .58     5.37       .58     5.37         12
----------- --------  -------  --------  -------  --------  -------  ---------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
62

Selected data for a share outstanding throughout each year:

Class (Inception Date)
                                                         Investment Operations       Less Distributions
                                                       -------------------------  -----------------------


MICHIGAN


                                                                      Net
                                                                Realized/
                                                               Unrealized
                                             Beginning     Net    Invest-             Net                  Ending
                                                   Net Invest-       ment         Invest-                     Net
                                                 Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                               Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
Class A (6/85)
-----------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2002(d)                                        $11.39    $.56     $  .20  $ .76    $(.57)   $(.03) $(.60) $11.55      6.70%
 2001                                            10.75     .58        .63   1.21     (.57)      --   (.57)  11.39     11.45
 2000                                            11.83     .58      (1.03)  (.45)    (.58)    (.05)  (.63)  10.75     (3.80)
 1999                                            12.07     .60       (.18)   .42     (.60)    (.06)  (.66)  11.83      3.45
 1998                                            11.68     .61        .42   1.03     (.61)    (.03)  (.64)  12.07      8.95
Class B (2/97)
 2002(d)                                         11.41     .48        .19    .67     (.48)    (.03)  (.51)  11.57      5.88
 2001                                            10.77     .50        .63   1.13     (.49)      --   (.49)  11.41     10.61
 2000                                            11.85     .50      (1.03)  (.53)    (.50)    (.05)  (.55)  10.77     (4.52)
 1999                                            12.09     .51       (.18)   .33     (.51)    (.06)  (.57)  11.85      2.69
 1998                                            11.70     .52        .42    .94     (.52)    (.03)  (.55)  12.09      8.12
Class C (6/93)
 2002(d)                                         11.38     .50        .19    .69     (.50)    (.03)  (.53)  11.54      6.11
 2001                                            10.74     .52        .63   1.15     (.51)      --   (.51)  11.38     10.84
 2000                                            11.82     .52      (1.03)  (.51)    (.52)    (.05)  (.57)  10.74     (4.35)
 1999                                            12.06     .53       (.18)   .35     (.53)    (.06)  (.59)  11.82      2.90
 1998                                            11.66     .54        .43    .97     (.54)    (.03)  (.57)  12.06      8.45
Class R (2/97)
 2002(d)                                         11.39     .59        .20    .79     (.59)    (.03)  (.62)  11.56      6.99
 2001                                            10.75     .60        .63   1.23     (.59)      --   (.59)  11.39     11.63
 2000                                            11.83     .60      (1.03)  (.43)    (.60)    (.05)  (.65)  10.75     (3.62)
 1999                                            12.07     .62       (.18)   .44     (.62)    (.06)  (.68)  11.83      3.66
 1998                                            11.68     .63        .42   1.05     (.63)    (.03)  (.66)  12.07      9.16
-----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                       Ratios/Supplemental Data
                                             ---------------------------------------------------------------------------
                                                        Before Credit/         After          After Credit/
                                                        Reimbursement     Reimbursement(b)   Reimbursement(c)
MICHIGAN                                              -----------------  -----------------  -----------------
                                                                  Ratio              Ratio              Ratio
                                                                 of Net             of Net             of Net
                                                                Invest-            Invest-            Invest-
                                                      Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                      Expenses   Income  Expenses   Income  Expenses   Income
                                               Ending       to       to        to       to        to       to
                                                  Net  Average  Average   Average  Average   Average  Average  Portfolio
                                               Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                              (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
Class A (6/85)
-------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2002(d)                                     $205,808      .87%    4.86%      .87%    4.86%      .87%    4.86%        19%
 2001                                         211,992      .87     5.15       .87     5.15       .86     5.16         11
 2000                                         208,290      .97     5.22       .97     5.22       .96     5.22         28
 1999                                         260,396      .84     4.94       .84     4.94       .84     4.94         18
 1998                                         263,632      .84     5.11       .84     5.11       .84     5.11         13
Class B (2/97)
 2002(d)                                        9,214     1.62     4.11      1.62     4.11      1.62     4.11         19
 2001                                           8,642     1.62     4.40      1.62     4.40      1.61     4.41         11
 2000                                           7,741     1.73     4.48      1.73     4.48      1.72     4.49         28
 1999                                           7,733     1.60     4.20      1.60     4.20      1.60     4.20         18
 1998                                           3,839     1.59     4.32      1.59     4.32      1.59     4.32         13
Class C (6/93)
 2002(d)                                       38,763     1.42     4.31      1.42     4.31      1.42     4.31         19
 2001                                          36,123     1.42     4.60      1.42     4.60      1.41     4.61         11
 2000                                          35,678     1.51     4.66      1.51     4.66      1.50     4.67         28
 1999                                          48,946     1.39     4.39      1.39     4.39      1.39     4.39         18
 1998                                          45,690     1.39     4.56      1.39     4.56      1.39     4.56         13
Class R (2/97)
 2002(d)                                       23,643      .67     5.06       .67     5.06       .67     5.06         19
 2001                                          22,799      .67     5.35       .67     5.35       .66     5.36         11
 2000                                          22,035      .77     5.42       .77     5.42       .76     5.43         28
 1999                                          26,310      .64     5.14       .64     5.14       .64     5.14         18
 1998                                          26,904      .64     5.31       .64     5.31       .64     5.31         13
-------------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended May 31, 2002, was to increase each of the ratios of net investment income to average net assets by .03% for each class. This change had no impact on the net investment income per share nor the net realized/unrealized investment gain (loss) per share. The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.




                                See accompanying notes to financial statements.

----
63

Selected data for a share outstanding throughout each year:

Class (Inception Date)
                                                         Investment Operations       Less Distributions
                                                       -------------------------  -----------------------


MISSOURI


                                                                      Net            From
                                                                Realized/          and in
                                                               Unrealized          Excess
                                             Beginning     Net    Invest-          of Net                  Ending
                                                   Net Invest-       ment         Invest-                     Net
                                                 Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                               Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------------
Class A (8/87)
 2002                                           $10.71    $.54      $ .11  $ .65    $(.55)   $  --  $(.55) $10.81      6.20%
 2001                                            10.18     .56        .53   1.09     (.56)      --   (.56)  10.71     10.93
 2000                                            11.12     .55       (.93)  (.38)    (.55)    (.01)  (.56)  10.18     (3.47)
 1999                                            11.23     .55       (.11)   .44     (.55)      --   (.55)  11.12      3.95
 1998                                            10.80     .56        .43    .99     (.56)      --   (.56)  11.23      9.32
Class B (2/97)
 2002                                            10.71     .46        .11    .57     (.47)      --   (.47)  10.81      5.38
 2001                                            10.18     .48        .53   1.01     (.48)      --   (.48)  10.71     10.10
 2000                                            11.11     .47       (.93)  (.46)    (.46)    (.01)  (.47)  10.18     (4.13)
 1999                                            11.23     .47       (.12)   .35     (.47)      --   (.47)  11.11      3.09
 1998                                            10.80     .47        .44    .91     (.48)      --   (.48)  11.23      8.53
Class C (2/94)
 2002                                            10.70     .48        .12    .60     (.49)      --   (.49)  10.81      5.72
 2001                                            10.17     .50        .53   1.03     (.50)      --   (.50)  10.70     10.31
 2000                                            11.11     .49       (.93)  (.44)    (.49)    (.01)  (.50)  10.17     (4.03)
 1999                                            11.23     .49       (.12)   .37     (.49)      --   (.49)  11.11      3.31
 1998                                            10.80     .50        .43    .93     (.50)      --   (.50)  11.23      8.74
Class R (2/97)
 2002                                            10.71     .57        .11    .68     (.57)      --   (.57)  10.82      6.47
 2001                                            10.18     .58        .53   1.11     (.58)      --   (.58)  10.71     11.11
 2000                                            11.12     .57       (.93)  (.36)    (.57)    (.01)  (.58)  10.18     (3.29)
 1999                                            11.23     .58       (.12)   .46     (.57)      --   (.57)  11.12      4.17
 1998                                            10.80     .58        .43   1.01     (.58)      --   (.58)  11.23      9.56
-----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                       Ratios/Supplemental Data
                                             ---------------------------------------------------------------------------
                                                                  Before Credit/         After          After Credit/
                                                                  Reimbursement     Reimbursement(b)   Reimbursement(c)
MISSOURI                                                        -----------------  -----------------  -----------------
                                                                  Ratio              Ratio              Ratio
                                                                 of Net             of Net             of Net
                                                                Invest-            Invest-            Invest-
                                                      Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                      Expenses   Income  Expenses   Income  Expenses   Income
                                               Ending       to       to        to       to        to       to
                                                  Net  Average  Average   Average  Average   Average  Average  Portfolio
                                               Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                              (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------------
Class A (8/87)
 2002                                        $207,890      .87%    5.02%      .87%    5.02%      .86%    5.03%        13%
 2001                                         202,698      .87     5.31       .87     5.31       .87     5.31         13
 2000                                         194,271      .96     5.25       .96     5.25       .95     5.26         21
 1999                                         238,498      .86     4.87       .86     4.87       .86     4.87         12
 1998                                         233,456      .87     5.02       .87     5.02       .87     5.02         19
Class B (2/97)
 2002                                           9,091     1.62     4.27      1.62     4.27      1.61     4.27         13
 2001                                           6,991     1.62     4.55      1.62     4.55      1.61     4.56         13
 2000                                           5,165     1.71     4.51      1.71     4.51      1.70     4.52         21
 1999                                           5,286     1.61     4.12      1.61     4.13      1.61     4.13         12
 1998                                           1,677     1.62     4.25      1.62     4.25      1.62     4.25         19
Class C (2/94)
 2002                                          20,076     1.41     4.46      1.41     4.46      1.41     4.47         13
 2001                                          12,589     1.42     4.76      1.42     4.76      1.42     4.76         13
 2000                                          10,229     1.50     4.69      1.50     4.69      1.49     4.70         21
 1999                                          13,444     1.41     4.32      1.41     4.32      1.41     4.32         12
 1998                                          11,253     1.42     4.47      1.42     4.47      1.42     4.47         19
Class R (2/97)
 2002                                             507      .67     5.22       .67     5.22       .66     5.23         13
 2001                                             470      .67     5.51       .67     5.51       .67     5.51         13
 2000                                             442      .77     5.47       .77     5.47       .76     5.48         21
 1999                                             393      .66     5.07       .65     5.08       .65     5.08         12
 1998                                              41      .67     5.22       .67     5.22       .67     5.22         19
-------------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
64

Selected data for a share outstanding throughout each year:

Class (Inception Date)
                                                         Investment Operations       Less Distributions
                                                       -------------------------  -----------------------


OHIO


                                                                      Net
                                                                Realized/
                                                               Unrealized
                                             Beginning     Net    Invest-             Net                  Ending
                                                   Net Invest-       ment         Invest-                     Net
                                                 Asset    ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                               Value  Income     (Loss)   Total  Income    Gains   Total  Value Return(a)
-----------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2002                                           $11.10    $.55      $ .06  $ .61    $(.55)   $  --  $(.55) $11.16      5.57%
 2001                                            10.62     .57        .48   1.05     (.57)      --   (.57)  11.10     10.05
 2000                                            11.57     .57       (.93)  (.36)    (.57)    (.02)  (.59)  10.62     (3.18)
 1999                                            11.74     .58       (.13)   .45     (.58)    (.04)  (.62)  11.57      3.92
 1998                                            11.41     .60        .38    .98     (.60)    (.05)  (.65)  11.74      8.76
Class B (2/97)
 2002                                            11.09     .47        .05    .52     (.46)      --   (.46)  11.15      4.79
 2001                                            10.62     .48        .48    .96     (.49)      --   (.49)  11.09      9.16
 2000                                            11.56     .49       (.93)  (.44)    (.48)    (.02)  (.50)  10.62     (3.82)
 1999                                            11.73     .49       (.12)   .37     (.50)    (.04)  (.54)  11.56      3.18
 1998                                            11.41     .51        .38    .89     (.52)    (.05)  (.57)  11.73      7.89
Class C (8/93)
 2002                                            11.09     .49        .06    .55     (.49)      --   (.49)  11.15      5.01
 2001                                            10.61     .51        .48    .99     (.51)      --   (.51)  11.09      9.46
 2000                                            11.56     .51       (.93)  (.42)    (.51)    (.02)  (.53)  10.61     (3.71)
 1999                                            11.73     .52       (.13)   .39     (.52)    (.04)  (.56)  11.56      3.39
 1998                                            11.41     .54        .37    .91     (.54)    (.05)  (.59)  11.73      8.12
Class R (2/97)
 2002                                            11.09     .57        .06    .63     (.57)      --   (.57)  11.15      5.80
 2001                                            10.62     .59        .48   1.07     (.60)      --   (.60)  11.09     10.19
 2000                                            11.57     .60       (.94)  (.34)    (.59)    (.02)  (.61)  10.62     (2.97)
 1999                                            11.73     .60       (.12)   .48     (.60)    (.04)  (.64)  11.57      4.22
 1998                                            11.41     .62        .37    .99     (.62)    (.05)  (.67)  11.73      8.89
-----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                       Ratios/Supplemental Data
                                             ---------------------------------------------------------------------------
                                                        Before Credit/         After          After Credit/
                                                        Reimbursement     Reimbursement(b)   Reimbursement(c)
OHIO                                                  -----------------  -----------------  -----------------
                                                                  Ratio              Ratio              Ratio
                                                                 of Net             of Net             of Net
                                                                Invest-            Invest-            Invest-
                                                      Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                      Expenses   Income  Expenses   Income  Expenses   Income
                                               Ending       to       to        to       to        to       to
                                                  Net  Average  Average   Average  Average   Average  Average  Portfolio
                                               Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                              (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2002                                        $379,342      .86%    4.93%      .86%    4.93%      .86%    4.93%        21%
 2001                                         385,226      .86     5.13       .86     5.13       .85     5.13         12
 2000                                         389,898      .90     5.25       .90     5.25       .89     5.25         11
 1999                                         471,075      .85     4.94       .85     4.94       .85     4.94         11
 1998                                         472,821      .85     5.15       .85     5.15       .85     5.15         15
Class B (2/97)
 2002                                          22,433     1.61     4.17      1.61     4.17      1.61     4.18         21
 2001                                          19,846     1.61     4.37      1.61     4.37      1.60     4.37         12
 2000                                          14,970     1.65     4.51      1.65     4.51      1.64     4.52         11
 1999                                          14,494     1.61     4.20      1.61     4.20      1.61     4.20         11
 1998                                           7,422     1.61     4.39      1.61     4.39      1.61     4.39         15
Class C (8/93)
 2002                                          44,984     1.41     4.37      1.41     4.37      1.41     4.38         21
 2001                                          41,396     1.41     4.57      1.41     4.57      1.40     4.58         12
 2000                                          41,220     1.45     4.69      1.45     4.69      1.44     4.70         11
 1999                                          50,889     1.40     4.39      1.40     4.39      1.40     4.39         11
 1998                                          47,036     1.40     4.60      1.40     4.60      1.40     4.60         15
Class R (2/97)
 2002                                         148,302      .66     5.12       .66     5.12       .66     5.13         21
 2001                                         146,678      .66     5.32       .66     5.32       .65     5.33         12
 2000                                         142,031      .70     5.45       .70     5.45       .69     5.46         11
 1999                                         161,491      .65     5.14       .65     5.14       .65     5.14         11
 1998                                         162,220      .65     5.35       .65     5.35       .65     5.35         15
-------------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.




                                See accompanying notes to financial statements.

----
65

Selected data for a share outstanding throughout each year:

Class (Inception Date)
                                                         Investment Operations      Less Distributions
                                                       -------------------------  ----------------------


WISCONSIN


                                                                      Net
                                                                Realized/
                                                               Unrealized
                                             Beginning     Net    Invest-             Net                 Ending
                                                   Net Invest-       ment         Invest-                    Net
                                                 Asset    ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                               Value  Income     (Loss)   Total  Income    Gains  Total  Value Return(a)
----------------------------------------------------------------------------------------------------------------------------
Class A (6/94)
 2002                                           $ 9.97    $.44      $ .17  $ .61    $(.44)  $  --  $(.44) $10.14      6.26%
 2001                                             9.24     .45        .72   1.17     (.44)     --   (.44)   9.97     12.84
 2000                                            10.20     .44       (.95)  (.51)    (.44)   (.01)  (.45)   9.24     (5.04)
 1999                                            10.28     .47       (.08)   .39     (.47)     --   (.47)  10.20      3.83
 1998                                             9.80     .49        .49    .98     (.50)     --   (.50)  10.28     10.19
Class B (2/97)
 2002                                            10.00     .37        .17    .54     (.37)     --   (.37)  10.17      5.49
 2001                                             9.27     .38        .72   1.10     (.37)     --   (.37)  10.00     11.98
 2000                                            10.23     .37       (.95)  (.58)    (.37)   (.01)  (.38)   9.27     (5.75)
 1999                                            10.31     .39       (.08)   .31     (.39)     --   (.39)  10.23      3.05
 1998                                             9.82     .42        .49    .91     (.42)     --   (.42)  10.31      9.46
Class C (2/97)
 2002                                            10.00     .39        .16    .55     (.39)     --   (.39)  10.16      5.58
 2001                                             9.26     .40        .73   1.13     (.39)     --   (.39)  10.00     12.31
 2000                                            10.22     .39       (.95)  (.56)    (.39)   (.01)  (.40)   9.26     (5.56)
 1999                                            10.30     .41       (.07)   .34     (.42)     --   (.42)  10.22      3.29
 1998                                             9.82     .44        .49    .93     (.45)     --   (.45)  10.30      9.59
Class R (2/97)
 2002                                            10.02     .47        .16    .63     (.47)     --   (.47)  10.18      6.36
 2001                                             9.28     .47        .73   1.20     (.46)     --   (.46)  10.02     13.10
 2000                                            10.23     .46       (.94)  (.48)    (.46)   (.01)  (.47)   9.28     (4.73)
 1999                                            10.31     .49       (.08)   .41     (.49)     --   (.49)  10.23      4.04
 1998                                             9.82     .53        .48   1.01     (.52)     --   (.52)  10.31     10.47
----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                      Ratios/Supplemental Data
                                             --------------------------------------------------------------------------
                                                                 Before Credit/         After          After Credit/
                                                                 Reimbursement     Reimbursement(b)   Reimbursement(c)
WISCONSIN                                                      -----------------  -----------------  -----------------
                                                                 Ratio              Ratio              Ratio
                                                                of Net             of Net             of Net
                                                               Invest-            Invest-            Invest-
                                                     Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                     Expenses   Income  Expenses   Income  Expenses   Income
                                              Ending       to       to        to       to        to       to
                                                 Net  Average  Average   Average  Average   Average  Average  Portfolio
                                              Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                             (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------------------------------
Class A (6/94)
 2002                                        $40,199      .93%    4.39%      .93%    4.39%      .92%    4.40%        19%
 2001                                         30,944      .97     4.59       .97     4.59       .95     4.61         16
 2000                                         30,146     1.14     4.50      1.02     4.62      1.01     4.63         26
 1999                                         29,217     1.16     4.05       .68     4.53       .68     4.53          9
 1998                                         24,313     1.36     4.06       .55     4.87       .55     4.87         10
Class B (2/97)
 2002                                          5,224     1.68     3.65      1.68     3.65      1.67     3.66         19
 2001                                          4,401     1.72     3.84      1.72     3.84      1.70     3.86         16
 2000                                          3,977     1.89     3.75      1.76     3.87      1.75     3.88         26
 1999                                          3,795     1.91     3.30      1.43     3.78      1.43     3.79          9
 1998                                          1,877     2.08     3.28      1.32     4.04      1.32     4.04         10
Class C (2/97)
 2002                                          3,282     1.51     3.85      1.51     3.85      1.49     3.86         19
 2001                                          5,408     1.52     4.04      1.52     4.04      1.50     4.05         16
 2000                                          4,366     1.69     3.95      1.57     4.07      1.56     4.08         26
 1999                                          3,457     1.71     3.51      1.23     3.99      1.23     3.99          9
 1998                                          1,366     1.89     3.47      1.11     4.25      1.11     4.25         10
Class R (2/97)
 2002                                             97      .73     4.60       .73     4.60       .72     4.62         19
 2001                                             51      .77     4.79       .77     4.79       .75     4.80         16
 2000                                             45      .92     4.67       .79     4.81       .78     4.82         26
 1999                                            107      .96     4.26       .48     4.73       .48     4.74          9
 1998                                             45     1.12     4.28       .32     5.08       .32     5.08         10
------------------------------------------------------------------------------------------------------------------------

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
66

Report of Independent Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust IV:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund (six of the portfolios constituting Nuveen Multistate Trust IV, hereafter referred to as the "Funds") at May 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements and financial highlights of the Funds as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants whose report dated July 11, 2001 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 15, 2002


----
67

                                     Notes

----
68

                                     Notes

----
69

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                            Number of
                                               Year First                                                 Portfolios in
Name,                       Position(s)        Elected or   Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Appointed and  Including other Directorships                  Overseen by
and Address                 the Fund         Term of Office During Past 5 Years                              Trustee
-----------------------------------------------------------------------------------------------------------------------
Trustee who is an interested person of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the    1994 Term    Chairman and Director (since July 1996) of         130
3/28/1949                   Board, President Indefinite (2) The John Nuveen Company, Nuveen Investments,
333 W. Wacker Drive         and Trustee                     Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                           Institutional Advisory Corp.; prior thereto,
                                                            Executive Vice President and Director of The
                                                            John Nuveen Company and Nuveen Investments;
                                                            Director (since 1992) and Chairman (since
                                                            1996) of Nuveen Advisory Corp. and Nuveen
                                                            Institutional Advisory Corp.; Chairman and
                                                            Director (since January 1997) of Nuveen
                                                            Asset Management, Inc.; Director (since
                                                            1996) of Institutional Capital Corporation;
                                                            Chairman and Director (since 1999) of
                                                            Rittenhouse Financial Services Inc.; Chief
                                                            Executive Officer (since September 1999) of
                                                            Nuveen Senior Loan Asset Management Inc.

Trustees who are not interested persons of the Funds:
-----------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee            1997 Term    Private Investor and Management Consultant.        112
8/22/1940                                    Indefinite (2)
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee            1993 Term    Retired (August 1989) as Senior Vice               112
7/29/1934                                    Indefinite (2) President of The Northern Trust Company.
333 W. Wacker Drive
Chicago, IL 60606
-----------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee            1994 Term    Retired (2002); formerly, Executive Director       112
1/26/1933                                    Indefinite (2) (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                                         Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                           President and Chief Executive Officer of
                                                            Blanton-Peale Institutes of Religion and
                                                            Health (since December 1990); prior thereto,
                                                            Vice President, Metropolitan Life Insurance
                                                            Co.
-----------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee            1991 Term    Adjunct Professor of Business and Economics,       112
4/3/1933                                     Indefinite (2) University of Dubuque, Iowa; Director,
333 W. Wacker Drive                                         Executive Service Corps of Chicago
Chicago, IL 60606                                           (not-for-profit); Director, Hadley School
                                                            for the Blind (not-for-profit); formerly
                                                            (1991-2000) Adjunct Professor, Lake Forest
                                                            Graduate School of Management, Lake Forest,
                                                            Illinois; prior thereto, Executive Director,
                                                            Towers Perrin Australia, a management
                                                            consulting firm; Chartered Financial
                                                            Analyst; Certified Management Consultant.
-----------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee            1997 Term    Senior Partner and Chief Operating Officer,        112
9/24/1944                                    Indefinite (2) Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                         Miller-Valentine Realty, a development and
Chicago, IL 60606                                           contract company; Chair, Miami Valley
                                                            Hospital; Vice Chair, Miami Valley Economic
                                                            Development Coalition; formerly, Member,
                                                            Community Advisory Board, National City
                                                            Bank, Dayton, Ohio; and Business Advisory
                                                            Council, Cleveland Federal Reserve Bank.
-----------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee            1997 Term    Executive Director, Gaylord and Dorothy            112
12/29/1947                                   Indefinite (2) Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                         thereto, Executive Director, Great Lakes
Chicago, IL 60606                                           Protection Fund (from 1990 to 1994).

----
70

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President         2002     Vice President (since January 2002),               130
2/3/1966                                              formerly, Assistant Vice President (since
333 W. Wacker Drive                                   2000), previously, Associate of Nuveen
Chicago, IL 60606                                     Investments.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         2002     Vice President (since January 2002),               126
11/10/1966                                            formerly, Assistant Vice President, of
333 W. Wacker Drive                                   Nuveen Advisory Corp.
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments (since        130
11/28/1967            Treasurer                       January 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (from January 1997); formerly,
Chicago, IL 60606                                     Associate of Nuveen Investments; Vice
                                                      President and Treasurer (since September
                                                      1999) of Nuveen Senior Loan Asset Management
                                                      Inc.; Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael S. Davern     Vice President         1997     Vice President of Nuveen Advisory Corp.            126
6/26/1957
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            130
9/8/1954                                              (since August 2001); previously, Vice
333 W. Wacker Drive                                   President of Van Kampen Investment Advisory
Chicago, IL 60606                                     Corp. (since 1998); prior thereto, Assistant
                                                      Vice President of Van Kampen Investment
                                                      Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President         2002     Vice President (since January 2002) and            130
9/24/1964                                             Assistant General Counsel (since May 1998),
333 W. Wacker Drive                                   formerly Assistant Vice President of Nuveen
Chicago, IL 60606                                     Investments; Assistant Vice President and
                                                      Assistant Secretary (since 1998) of Nuveen
                                                      Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp.; prior thereto, Associate at
                                                      the law firm D'Ancona Partners LLC


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments; Vice         130
10/24/1945                                            President (since January 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director of Nuveen Advisory Corp.         130
3/2/1964                                              and Nuveen Institutional Advisory Corp.
333 W. Wacker Drive                                   (since February 2001); prior thereto, Vice
Chicago, IL 60606                                     President of Nuveen Advisory Corp.;
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Stephen D. Foy        Vice President and     1998     Vice President of Nuveen Investments and           130
5/31/1954             Controller                      (since May 1998) The John Nuveen Company;
333 W. Wacker Drive                                   Vice President (since September 1999) of
Chicago, IL 60606                                     Nuveen Senior Loan Asset Management Inc.;
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
J. Thomas Futrell     Vice President         1992     Vice President of Nuveen Advisory Corp.;           126
7/5/1955                                              Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-----------------------------------------------------------------------------------------------------------------
Richard A. Huber      Vice President         1997     Vice President of Nuveen Institutional             126
3/26/1963                                             Advisory Corp. (since March 1998) and Nuveen
333 W. Wacker Drive                                   Advisory Corp.
Chicago, IL 60606

----
71

--------------------------------------------------------------------------------
  Trustees and Officers (continued)
================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------

Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            126
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since March 2000) of Nuveen        130
3/22/1963                                               Investments, previously Assistant Vice
333 W. Wacker Drive                                     President (since January 1999); prior
Chicago, IL 60606                                       thereto, Associate of Nuveen Investments;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           130
8/27/1961                                               Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments.
Chicago, IL 60606
-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1992     Vice President, Assistant Secretary and            130
7/27/1951               Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments; Vice President and Assistant
Chicago, IL 60606                                       Secretary of Nuveen Advisory Corp. and
                                                        Nuveen Institutional Advisory Corp.; Vice
                                                        President and Assistant Secretary of The
                                                        John Nuveen Company and Nuveen Asset
                                                        Management, Inc.; Vice President and
                                                        Assistant Secretary (since September 1999)
                                                        of Nuveen Senior Loan Asset Management Inc.


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since September 1997),          130
7/7/1965                                                previously Vice President of Nuveen Advisory
333 W. Wacker Drive                                     Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                       Corp.; Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         2002     Vice President (since January 2002),               126
9/4/1960                                                formerly, Assistant Vice President (1998),
333 W. Wacker Drive                                     of Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       Portfolio Manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding, Jr. Vice President         1982     Vice President of Nuveen Advisory Corp. and        126
7/31/1951                                               Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman    Vice President and     1992     Managing Director (since January 2002),            130
9/9/1956                Secretary                       Assistant Secretary and Associate General
333 W. Wacker Drive                                     Counsel, formerly Assistant General Counsel
Chicago, IL 60606                                       and Vice President of Nuveen Investments;
                                                        Managing Director (since January 2002),
                                                        General Counsel and Assistant Secretary,
                                                        formerly Vice President of Nuveen Advisory
                                                        Corp. and Nuveen Institutional Advisory
                                                        Corp.; Vice President and Assistant
                                                        Secretary of The John Nuveen Company;
                                                        Managing Director (since January 2002), and
                                                        Assistant Secretary (since September 1999),
                                                        formerly Vice President of Nuveen Senior
                                                        Loan Asset Management Inc.; Managing
                                                        Director (since January 2002), Assistant
                                                        Secretary and Associate General Counsel,
                                                        formerly Vice President (since 2000), of
                                                        Nuveen Asset Management Inc.; Chartered
                                                        Financial Analyst.

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected.
(3)Officers serve one year terms through July of each year.

----
72

--------------------------------------------------------------------------------
Fund Information
================================================================================
Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Accountants
PricewaterhouseCoopers LLP
Chicago, IL

Transfer Agent and Shareholder Services
J.P. Morgan Investor Services Co.
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas 75266-0086
(800) 257-8787

Change of Independent Accountants
On May 15, 2002, Arthur Andersen LLP ("Arthur Andersen") resigned as independent accountants for the Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund, and Nuveen Wisconsin Municipal Bond Fund (the "Funds"). Arthur Andersen's report for the Funds' financial statements for the year ended May 31, 2001, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles. In addition there have not been any disagreements with Arthur Andersen during the Funds' most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports. The Funds' Board of Trustees appointed PricewaterhouseCoopers LLP as independent accountants for the fiscal year ended 2002.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

-------
73

     Serving
Investors
          For Generations
----------------------------------------
[Photo of John Nuveen, Sr. appears here]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


[LOGO]
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Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com